AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2010

                                                      REGISTRATION NO. 033-74092
                                                               AND NO. 811-08288

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 21 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 21 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

                      It is proposed that this filing will
                               become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2010 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             |_| on       , pursuant to paragraph (a)(1) of Rule 485

                            If appropriate check the
                                 following box:

        |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

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[LOGO] Jefferson National

                                                  The Achievement & The Educator

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT E

                                                          MAY 1, 2010 PROSPECTUS

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                        The Achievement and The Educator
          Individual & Group Flexible Premium Variable Deferred Annuity
             Issued by: JEFFESON NATIONAL LIFE ANNUITY ACCOUNT E AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National
Life Insurance Company (Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

      The Contract has a variety of Investment Options which include several
Sub-accounts which invest in the Variable Account Investment Portfolios listed below and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

      The money you put in a Sub-account invests exclusively in a single
Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.


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The Alger Portfolios - Class I-2                                 INVESCO Variable Insurance Funds - Class I (continued)
o   Alger Capital Appreciation Portfolio                         o   Invesco V.I. High Yield Fund
o   Alger Large Cap Growth Portfolio                             o   Invesco V.I. Technology Fund
o   Alger Mid Cap Growth Portfolio                               INVESCO Variable Insurance Funds - Class II
o   Alger Small Cap Growth Portfolio (closed to new investors)   o   Invesco V.I. Basic Value Fund
AllianceBernstein Variable Products Series Fund Inc-Class A      o   Invesco V.I. Mid Cap Core Equity Fund
o   AllianceBernstein VPS Growth and Income Portfolio            Janus Aspen Series - Institutional
American Century Variable Portfolios, Inc. - Class I             o   Janus Aspen Balanced Portfolio
o   American Century VP Balanced Fund                            o   Janus Aspen Enterprise Portfolio
o   American Century VP Income & Growth Fund                     o   Janus Aspen Forty Portfolio
o   American Century VP International Fund                       o   Janus Aspen Janus Portfolio
o   American Century VP Large Company Value Fund                 o   Janus Aspen Overseas Portfolio
o   American Century VP Ultra Fund                               o   Janus Aspen Perkins Mid Cap Value Portfolio
o   American Century VP Value Fund                               o   Janus Aspen Worldwide Portfolio
o   American Century VP Vista Fund                               Lazard Retirement Series, Inc. - Service
American Century Variable Portfolios, Inc. - Class II            o   Lazard Retirement Emerging Markets Equity Portfolio
o   American Century VP Inflation Protection Fund                o   Lazard Retirement International Equity Portfolio
The DireXion Insurance Trust                                     o   Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
o   DireXion Dynamic VP HY Bond Fund                             o   Lazard Retirement U.S. Strategic Equity Portfolio
The Dreyfus Investment Portfolios - Initial                      Legg Mason Partners Variable Equity Trust - Class I
o   Dreyfus Socially Responsible Growth Fund                     o   LM ClearBridge Variable Aggressive Growth Portfolio
o   Dreyfus Stock Index Fund                                     o   LM ClearBridge Variable Equity Income Builder Portfolio
The Dreyfus Investment Portfolios - Service                      o   LM ClearBridge Variable Fundamental All Cap Value Port.
o   Dreyfus Small Cap Stock Index Portfolio                      o   LM ClearBridge Variable Large Cap Growth Portfolio
Dreyfus Variable Investment Fund - Initial                       Legg Mason Partners Variable Income Trust - Class I
o   Dreyfus VIF International Value Portfolio                    o   LM Western Asset Variable Global High Yld Bond Portfolio
Federated Insurance Series II                                    o   LM Western Asset Variable Strategic Bond Portfolio
o   Federated Capital Income Fund II                             Lord Abbett Series Fund, Inc. - Class VC
Federated Insurance Series - Primary                             o   Lord Abbett Capital Structure Portfolio
o   Federated High Income Bond Fund II                           o   Lord Abbett Growth and Income Portfolio
Federated Insurance Series - Service                             Neuberger Berman Advisers Management Trust - I Class
o   Federated Kaufmann Fund II                                   o   Neuberger Berman AMT Mid-Cap Growth Portfolio
INVESCO Variable Insurance Funds - Class I                       o   Neuberger Berman AMT Partners Portfolio
o   Invesco V.I. Core Equity Fund                                o   Neuberger Berman AMT Regency Portfolio
o   Invesco V.I. Financial Services Fund                         o   Neuberger Berman AMT Short Duration Bond Portfolio
o   Invesco V.I. Global Health Care Fund                         o   Neuberger Berman AMT Socially Responsive Portfolio
o   Invesco V.I. Global Real Estate Fund                         Neuberger Berman Advisers Management Trust - S Class
                                                                 o   Neuberger Berman AMT Small Cap Growth Portfolio
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

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


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
Northern Lights Variable Trust                                   Rydex Variable Trust (continued)
o   JNF Chicago Equity Partners Balanced Portfolio               o   Rydex VT Leisure Fund
o   JNF Chicago Equity Partners Equity Portfolio                 o   Rydex VT Mid-Cap 1.5x Strategy Fund
o   JNF Money Market Portfolio                                   o   Rydex VT NASDAQ-100(R) 2x Strategy Fund
PIMCO Variable Insurance Trust - Administrative Class            o   Rydex VT NASDAQ-100(R) Strategy Fund
o   PIMCO VIT All Asset Portfolio                                o   Rydex VT Nova Fund
o   PIMCO VIT CommodityRealReturn Strategy Portfolio             o   Rydex VT Precious Metals Fund
o   PIMCO VIT Emerging Markets Bond Portfolio                    o   Rydex VT Real Estate Fund
o   PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) Portfolio        o   Rydex VT Retailing Fund
o   PIMCO VIT Global Bond (Unhedged) Portfolio                   o   Rydex VT Russell 2000(R) 1.5x Strategy Fund
o   PIMCO VIT High Yield Portfolio                               o   Rydex VT Russell 2000(R) 2x Strategy Fund
o   PIMCO VIT Long-Term U.S. Government Portfolio                o   Rydex VT S&P 500 2x Strategy Fund
o   PIMCO VIT Low Duration Portfolio                             o   Rydex VT S&P 500 Pure Growth Fund
o   PIMCO VIT Real Return Portfolio                              o   Rydex VT S&P 500 Pure Value Fund
o   PIMCO VIT Short-Term Portfolio                               o   Rydex VT S&P MidCap 400 Pure Growth Fund
o   PIMCO VIT Total Return Portfolio                             o   Rydex VT S&P MidCap 400 Pure Value Fund
Pioneer Variable Contracts Trust - Class II                      o   Rydex VT S&P SmallCap 600 Pure Growth Fund
o   Pioneer Cullen Value VCT Portfolio                           o   Rydex VT S&P SmallCap 600 Pure Value Fund
o   Pioneer Emerging Markets VCT Portfolio                       o   Rydex VT Strengthening Dollar 2x Strategy Fund
o   Pioneer Equity Income VCT Portfolio                          o   Rydex VT Technology Fund
o   Pioneer Fund VCT Portfolio                                   o   Rydex VT Telecommunications Fund
o   Pioneer High Yield VCT Portfolio                             o   Rydex VT Transportation Fund
o   Pioneer Mid Cap Value VCT Portfolio                          o   Rydex VT U.S. Government Money Market Fund
o   Pioneer Strategic Income VCT Portfolio                       o   Rydex VT Utilities Fund
Royce Capital Fund - Investment Class                            o   Rydex VT Weakening Dollar 2x Strategy Fund
o   Royce Micro-Cap Portfolio                                    o   Rydex/SGI VT All-Asset Aggressive Strategy Fund
o   Royce Small-Cap Portfolio                                    o   Rydex/SGI VT All-Asset Conservative Strategy Fund
Rydex Variable Trust                                             o   Rydex/SGI VT All-Asset Moderate Strategy Fund
o   Rydex VT Banking Fund                                        o   Rydex/SGI VT All-Cap Opportunity Fund (as of 5/28/10
o   Rydex VT Basic Materials Fund                                    this fund name will change to Rydex/SGI VT U.S. Long Short
o   Rydex VT Biotechnology Fund                                      Momentum Fund)
o   Rydex VT Commodities Strategy Fund                           o   Rydex/SGI VT CLS AdvisorOne Amerigo Fund
o   Rydex VT Consumer Products Fund                              o   Rydex/SGI VT CLS AdvisorOne Clermont Fund
o   Rydex VT Dow 2x Strategy Fund                                o   Rydex/SGI VT Multi-Hedge Strategies Fund
o   Rydex VT Electronics Fund                                    Seligman Portfolios, Inc. - Class II
o   Rydex VT Energy Fund                                         o   Seligman Communications and Information Portfolio
o   Rydex VT Energy Services Fund                                o   Seligman Global Technology Portfolio
o   Rydex VT Europe 1.25x Strategy Fund                          Third Avenue Variable Series Trust
o   Rydex VT Financial Services Fund                             o   Third Avenue Value Portfolio
o   Rydex VT Government Long Bond 1.2x Strategy Fund             Van Eck VIP Trust - Initial Class
o   Rydex VT Health Care Fund                                    o   Van Eck VIP Emerging Markets Fund
o   Rydex VT Internet Fund                                       o   Van Eck VIP Global Bond Fund
o   Rydex VT Inverse Dow 2x Strategy Fund                        o   Van Eck VIP Global Hard Assets Fund
o   Rydex VT Inverse Government Long Bond Strategy Fund          o   Van Eck VIP Multi-Manager Alternatives Fund
o   Rydex VT Inverse Mid-Cap Strategy Fund                       Wells Fargo Advantage Funds
o   Rydex VT Inverse NASDAQ-100(R) Strategy Fund                 o   Wells Fargo Advantage VT Discovery Funds
o   Rydex VT Inverse Russell 2000(R) Strategy Fund               o   Wells Fargo Advantage VT Opportunity Fund
o   Rydex VT Inverse S&P 500 Strategy Fund
o   Rydex VT Japan 2x Strategy Fund
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      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal


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Table of Contents                                                           Page

Definitions of Special Terms ..................................................6
Highlights ....................................................................7
Fee Table .....................................................................8
Examples of Fees and Expenses .................................................9
Condensed Financial Information ...............................................9
The Company ..................................................................10
     The Achievement and The Educator Variable Annuity Contracts .............10
     Free Look ...............................................................10
     Ownership ...............................................................10
     Change of Ownership .....................................................10
     Non-Qualified Contracts .................................................10
     Qualified Contracts .....................................................11
     Requesting Transactions or Obtaining Information About your Contract ....11
     Options When You Terminate Your Participation In The Plan ...............11
Purchase .....................................................................12
     Purchase Payments .......................................................12
     Allocation of Purchase Payments .........................................12
Investment Options ...........................................................12
     Investment Portfolios ...................................................12
     Administrative, Marketing and Support Services Fees .....................13
     The Fixed Account .......................................................13
     The General Account .....................................................13
     Voting Rights ...........................................................13
     Substitution ............................................................13
     Transfers ...............................................................13
     Excessive Trading Limits ................................................14
     Dollar Cost Averaging Program ...........................................15
     Rebalancing Program .....................................................15
     Advisory Fee Withdrawals ................................................15
     Interest Sweep Program ..................................................15
     Expenses ................................................................15
     Insurance Charges .......................................................15
     Annual Administrative Fee ...............................................16
     Withdrawal Charge .......................................................16
     Waiver of Withdrawal Charge .............................................16
     Reduction or Elimination of the Withdrawal Charge .......................17
     Investment Portfolio Expenses ...........................................17
     Premium Taxes ...........................................................17
     Income Taxes ............................................................17
     Contract Value ..........................................................17
     Accumulation Units ......................................................17
     Access to Your Money ....................................................18
     Suspension of Payments or Transfers .....................................18
     Restrictions Under Optional Retirement Programs .........................18
     Restrictions Under Section 403(b) Plans .................................18
     Systematic Withdrawal Program ...........................................18
     Loans ...................................................................19
Death Benefit ................................................................19


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     Death Benefit During the Accumulation Period ............................19
     Death Benefit Amount During the Accumulation Period .....................19
     Payment of the Death Benefit During the Accumulation Period .............19
     Death Benefit During the Annuity Period .................................19
Annuity Payments (The Annuity Period) ........................................20
     Annuity Payment Amount ..................................................20
     Annuity Options .........................................................20
Taxes ........................................................................21
     Annuity Contracts in General ............................................21
     Tax Status of the Contracts .............................................21
     Taxation of Non-Qualified Contracts .....................................22
     Taxation of Qualified Contracts .........................................23
     Possible Tax Law Changes ................................................24
Other Information ............................................................24
     Legal Proceedings .......................................................24
     The Variable Account ....................................................24
     Distributor .............................................................24
     Financial Statements ....................................................25
     Independent Registered Public Accounting Firm ...........................25
Appendix A--More Information About the Investment Portfolios .................26
Appendix B--Early Cut-off Times ..............................................41
Appendix C--Frequent Trading .................................................42
Appendix D--Condensed Financial Information ..................................43
Appendix E--Deductions for Taxes - Qualified and Nonqualified
            Annuity Contracts ................................................63
Privacy Policy ...............................................................64
Table of Contents of the Statement of Additional Information .................65


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Definitions of Special Terms

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. In your Contract, the Annuity Date is referred to as the Maturity Date.

      ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

      CODE: Internal Revenue Code of 1986, as amended.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

      INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

      INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

      PLAN: A voluntary program for an employer that qualifies for special tax treatment.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with


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pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

      VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

      VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

      WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

      The individual and group flexible premium variable deferred annuity Contract that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement.

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

      RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See "Taxes".

      DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

      LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

      ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK: If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

      TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

INQUIRIES: If you need more information, please visit Our Website
(www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561


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Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)(1)           9%
Transfer Fee.................................................        None

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

Annual Administrative Fee(2).................................  $30 per contract per year

Annual Expenses of Variable Account
(as a percentage of average Variable Account value)
Mortality and Expense Risk Fees..............................       1.25%
Administrative Charge........................................       0.15%
Total Annual Expenses of the Variable Account................       1.40%

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                        Minimum        Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment
Portfolio assets, including management fees,         Gross: 0.29%   Gross: 4.88%
distribution and/or service (12b-1) fees, and
other expenses)(3).................................    Net: 0.29%     Net: 3.39%

(1)The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

No. of Contract Years from                                  Contingent Deferred
Receipt of Purchase Payment                                Sales Charge Percent
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0-1......................................................           9%
2........................................................           9%
3........................................................           8%
4........................................................           7%
5........................................................           5%
6........................................................           3%
7 and more...............................................           0%
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Every year you can take money out of your Contract, without the Withdrawal
Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years. Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").

(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2011. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.


                                                                               8
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Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

      The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................        $1,319.08         $2,536.01          $3,530.09         $6,065.20

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1006.29         $1,327.71          $1,498.74          $2282.36

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................        $1,319.08         $2,536.01          $3,076.96         $6,065.20

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................        $1,006.29         $1,327.71          $1,056.73         $2,282.36

(3) If you do not surrender your Contract:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $509.00          $1,813.43          $3,076.96         $6,065.20

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $199.00           $615.15           $1,056.73         $2,282.36

Condensed Financial Information

      Appendix D to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.


                                                                               9
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The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Achievement and The Educator Variable Annuity Contracts

      This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal.

      The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified Plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

      In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is required in your state). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), We will not assess a Withdrawal Charge. We will return your Purchase Payment.

Ownership

      OWNERSHIP. You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

      The Contract is either a group contract or an individual contract, depending on the state where We issue it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group and you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

      BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

      In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.


                                                                              10
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Qualified Contracts:

      In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee's trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

      MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

      A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

      No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

      We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

      Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts
Only)

      If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

      (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below. This option will automatically apply, unless you file a written election of another option.

      (b)   apply your Contract Value to provide Annuity


                                                                              11
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            Payments which begin immediately.

      (c) convert the Individual Account to an individual variable annuity contract of the type We are then offering.

      (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

      The Purchase Payment requirements are as follows:

      o For TSAs, the minimum initial and subsequent Purchase Payment is $50.

      o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

      o For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

      o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

      We reserve the right to accept purchase payments in amounts less than the minimums set forth above. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

      Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us.

      If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance

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companies, which may or may not be affiliated with Us. Certain Investment
Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National. The Fixed Account may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

      If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

      See your Contract for more information regarding the Fixed Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.


      EARLY CUT-OFF TIMES. Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix B for an all inclusive list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract surrenders.


      TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

      1.    Limits on transfers out of the Fixed Account may apply.

      2. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

      3. Your request for transfer must clearly state how much the transfer is for.

      4. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

      5.    We reserve the right, at any time, and without prior notice


                                                                              13
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            to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

      TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

      1. You may not transfer funds to the Fixed Account during the Annuity Period.

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

      This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      Frequent Trading

      We have adopted policies and procedures with respect to frequent trading. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than the Rydex funds listed in Appendix C which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in Appendix C. This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including


                                                                              14
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without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any. You will be notified if you (or your agent's) transfer request is restricted or denied.

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.


      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Bond Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual


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Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The
Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

                            Current Insurance Charge
                         -------------------------------
                                      1.40%

Annual Administrative Fee

      On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee. We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

      The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

      No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS
FROM RECEIPT                                    WITHDRAWAL
OF PURCHASE PAYMENT                               CHARGE
-------------------------------------------------------------
First Year..................................        9%
Second Year.................................        9%
Third Year..................................        8%
Fourth Year.................................        7%
Fifth Year..................................        5%
Sixth Year..................................        3%
Seventh Year and later......................        0%
-------------------------------------------------------------

      In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

      o for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Subject to any applicable limitations, each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

      o 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

      o the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

      On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

      (i)   if the Annuitant dies;

      (ii)  if you die; or

      (iii) if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

      If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

      If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

Waiver of Withdrawal Charge

      In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.


      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;


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      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

      We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix E.

Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

      2.    subtracting the daily amount of the Insurance Charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each


                                                                              17
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Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

      EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments;

      o where available, obtaining a loan based on the value of your Contract; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

      If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

      Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

Suspension of Payments or Transfers

      We may be required to suspend or postpone withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

      If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law;

      (2)   retirement; or

      (3)   death.

      Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

      If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

      (1)   when you reach age 59 1/2;

      (2)   when you leave your job;

      (3)   when you die;

      (4)   if you become disabled (as that term is defined in the Code);

      (5)   made in the case of hardship; or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

      Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

      The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

      The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

      The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic


                                                                              18
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Withdrawal Program by notifying Us prior to the next systematic withdrawal. The
Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Withdrawal Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

      Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

      The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal. If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

      A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

      If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple Beneficiaries, upon payment of the Death Benefit Amount to the first Beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive election for the payment of the remaining Death Benefit Amount.

Death Benefit Amount During the Accumulation Period

      If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any partial withdrawals.

      If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

      (3)   the total Purchase Payments made, less any partial withdrawals.

      If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options, which may vary by state).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of death.

      Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o continue the Contract in his or her own name at the then current Death Benefit Amount; or

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

      If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity


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Payments, will be paid to the estate of the Annuitant.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

      For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

      You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National's general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    The performance of the Investment Portfolio(s) you selected; and

      4)    The Annuity Option you selected.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

      If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      FIRST OPTION--INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

      SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

      THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount


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applied under this Annuity Option, the present value of the remaining Annuity
Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

      FOURTH OPTION--INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

      To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

      (1)   be paid in one sum, or

      (2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

      Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges for these risks from the Individual Account values.

      FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

      If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and

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applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions". Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange

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that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

      Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a

Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account. On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

The Variable Account

      We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the variable account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new separate accounts;

      o combine separate accounts, including combining the Variable Account with another separate account established by the Company;

      o transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Variable Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

      o deregister the Variable Account under the Investment Company Act of 1940; and

      o operate the Variable Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain

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percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2008 and 2009, and for each of the three years in the period then ended December 31, 2009, and the financial statements of Jefferson National Life Annuity Account E as of December 31, 2009 and for each of the two years in the period then ended December 31, 2009 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A -- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

THE ALGER PORTFOLIOS

Alger Capital Appreciation

The Fund's objective is long term capital appreciation. Under normal circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger Large Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth.

Alger Mid Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

Alger Small Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein Growth and Income (Class A)

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century VP Balanced (Class I)

The Fund seeks long-term capital growth and current income. Two consistent equity & fixed income investment processes combined in 1 portfolio (60% equities/40% bonds). For the equity portion, managers use quantitative techniques to rank the 1,500 largest US stocks measured by the value & growth potential of each stock. Next, they optimize the portfolio to achieve an optimal balance between risk & expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk. The bond portion is invested in a diversified portfolio of high-grade government, corporate and asset-backed securities payable in U.S. currency. (At time of purchase, at least 80% of the bond assets are rated in the 3 highest categories, up to 20% are rated in the fourth category, and up to 15% are rated in the fifth category.) Normally, weighted average maturity for the bond portfolio is in the 3-10 yr range.

American Century VP Income & Growth (Class I)

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective. Seeks dividend yield and total return potential above the S&P 500 Index without taking on above market risk. Management selects from a database of 1500 largest U.S. stocks and uses a proprietary valuation model to rank higher yielding stocks based on attractiveness of growth and value characteristics. Portfolio is built using optimization techniques to maximize returns and minimize risk.

American Century VP Inflation Protection (Class II)

The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. Invests substantially all assets in invest-grade debt securities. Normally invests over 50% of assets in inflation-adjusted debt securities designed to protect the purchasing power of the money invested:
Treasury inflation-indexed securities (TIPS), and inflation-indexed securities issued by U.S. government agencies and instrumentalities and potentially some corporations and foreign governments. Fund managers are not limited to a specific weighted average maturity range in order to adjust to market conditions, inflation rate and periods of rising or falling interest rates. For investors seeking inflation protection and diversification in their bond portfolio.

American Century VP International (Class I)

The Fund seeks capital growth. The Fund invests primarily in fast growing, mid- to large-cap stocks in developed markets outside the U.S. Not constrained by index or country weightings, providing the potential to outperform the fund's


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benchmark. Strict liquidity guidelines and diversification across sectors, industries and countries enables the management team to control risk.

American Century VP Large Company Value (Class I)

The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company's value. The manager's attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The fund invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

American Century VP Ultra (Class I)

The Fund seeks long-term capital growth. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that appear to have the best opportunity of sustaining long-term, above-average growth. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts.

American Century VP Value (Class I)

The Fund seeks long-term capital growth with income as a secondary objective. Pursues a strict value approach to identify companies that management believes are undervalued at the time of purchase. Buys companies with compelling business characteristics, such as good cash flow, balance sheet and dividends. Stocks are sold when they return to fair market value.

American Century VP Vista (Class I)

The Fund seeks long term capital growth. The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using investment strategies developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio manager's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace.

THE DIREXION INSURANCE TRUST

DireXion Dynamic VP HY Bond

The Portfolio's objective is to maximize total return (income plus capital appreciation). Invests at least 80% of assets primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality, high yield debt. Designed primarily for experienced investors, Fund is frequently used by those engaging in active trading or those following an asset allocation strategy. To accommodate frequent trading, Portfolio is positioned to maintain enough liquidity to meet potential redemptions by active shareholders while gaining exposure to the high yield bond market. It may invest a substantial portion or even all assets in derivative securities, such as futures, options, swaps, options on futures, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.

DREYFUS CORPORATION

Dreyfus Small Cap Stock Index

The Portfolio seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is tied to the index. The Fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The Fund's Portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other means. Sampling is a statistical process used to select stocks so that the Portfolio has investment characteristics that closely approximate those of the index. The Fund expects to invest in approximately 500 or more of the stocks in the S&P SmallCap 600 Index. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). This means that, generally, larger companies have greater representation in the index than small companies. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Socially Responsible Growth Fund, Inc.

The Portfolio seeks capital growth with current income as a secondary goal. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500(R) Index in proportion to their weighting in the index. The Fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least ..95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. The


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Fund also may use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Stock Index Fund

The Portfolio seeks to match the performance of the S&P Small Cap 600 Index. To pursue this goal, the Fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is tied to the index. The Fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The Fund's Portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other means. Sampling is a statistical process used to select stocks so that the Portfolio has investment characteristics that closely approximate those of the index. The Fund expects to invest in approximately 500 or more of the stocks in the S&P SmallCap 600 Index. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). This means that, generally, larger companies have greater representation in the index than small companies. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Variable Investment Fund, International Value

The Portfolio seeks long term capital growth. To pursue this goal, the Fund normally invests at least 80% of its assets in stocks. The Fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The Fund may invest in companies of any size. The Fund ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies. Foreign companies are those companies (i) organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States. The Fund may also invest in companies located in emerging markets. The Fund's investment approach is value oriented and research driven. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, it focuses on three key factors: * value, or how a stock is valued relative to its intrinsic worth based on traditional value measures, * business health, or overall efficiency and profitability as measured by return on assets and return on equity, * business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm. The Fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

FEDERATED INSURANCE SERIES

Federated Capital Income II

The Fund's objective is high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

The Federated High Income Bond Fund II

The Fund's objective is to seek high current income. The Fund invests primarily in a professionally managed, diversified Portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

Federated Kaufmann II (Service Shares)

The Fund seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

INVESCO VARIABLE INSURANCE FUND

INVESCO V.I. Basic Value - Series II shares

The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a Portfolio of companies that have the potential for capital growth. The Fund's investments may include synthetic and derivative instruments.

INVESCO V.I. Core Equity -- Series I shares

The Fund's investment objective is growth of capital. The Fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

INVESCO V.I. Financial Services - Series I shares

The Fund's investment objective is capital growth. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in financial services-related services.

INVESCO V.I. Global Health Care - Series I shares

The Fund's investment objective is capital growth. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industries.

INVESCO V.I. Global Real Estate - Series I shares

The Fund's investment objective is high total return through growth of capital and current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

INVESCO V.I. High Yield - Series I shares

The Fund's investment objective is a high level of current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of


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borrowings for investment purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

INVESCO V.I. Mid Cap Core Equity - Series II shares

The Fund's investment objective is long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

INVESCO V.I. Technology - Series I shares

The Fund's investment objective is capital growth and income. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

JANUS ASPEN SERIES

Janus Aspen Balanced

The Fund's objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining investments in fixed-income securities and cash equivalents.

Janus Aspen Enterprise

The Fund's objective is to seek long term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company.

Janus Aspen Forty

The Fund's objective is to seek long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to issuers and/or smaller, emerging growth companies.

Janus Aspen Janus Portfolio

The Fund's objective is to seek long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Overseas Portfolio

The Fund's objective is to seek long term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Perkins MidCap Value Portfolio

The Fund's objective is to seek capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly.

Janus Aspen Worldwide Portfolio

The Fund's objective is to seek long term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Emerging Markets Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

Lazard Retirement International Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the investment manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio's assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

The Fund's objective is long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S.


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companies. The investment manager considers "small-mid cap companies" to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500 Index.

Lazard Retirement U.S. Strategic Equity Portfolio

The Fund's objective is long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the investment manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

LEGG MASON PARTNERS FUND ADVISOR, LLC

Legg Mason ClearBridge Variable Aggressive Growth

The Portfolio seeks capital appreciation. Invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The Fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher growth rates are often achieved by small to medium-sized companies, a significant portion of the Fund's assets may be invested in the securities of such companies.

Legg Mason ClearBridge Variable Equity Income Builder

The Portfolio seeks to provide a high level of current income, with long-term capital appreciation as its secondary objective. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. Convertible securities may be purchased to gain additional exposure to a company or for their income or other features. The Fund may also invest in real estate investment trusts ("REITs").

Legg Mason ClearBridge Variable Fundamental All Cap Value

The Portfolio seeks long-term capital growth with current income a secondary consideration. Invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The Fund may invest up to 35% of its assets in convertible bonds, preferred stock, warrants and interest paying debt securities, and up to 10% of the Fund's assets may be invested in below investment grade bonds.

Legg Mason ClearBridge Variable Large Cap Growth

The Portfolio seeks long-term growth of capital. It invests at least 80% of its assets in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalizations are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 index. The Fund may also invest up to 20% of its assets in equity securities of companies with smaller market capitalizations.

Legg Mason Western Asset Variable Global High Yield Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The Fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign Governments and their agencies and instrumentalities. The Fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related instruments. The Fund will limit its investments in emerging market Governmental issuers to 35% of its assets. Emerging market countries are countries that, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank in its annual categorization as middle- or low-income. The Fund may also invest up to 100% of its assets in securities of foreign issuers.

Legg Mason Western Asset Variable Strategic Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The Fund invests primarily in a globally diverse Portfolio of fixed income securities and, under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and related instruments. The portfolio managers have broad discretion to allocate the Fund's assets among the following segments of the international market for fixed income securities: U.S. Government obligations, investment and non-investment grade U.S. and foreign corporate debt, including issuers in emerging market countries, mortgage and asset-backed securities and investment and non-investment grade sovereign debt, including issuers in emerging market countries. The Fund may invest up to 100% of its assets in securities of foreign issuers, including securities of issuers located in emerging markets.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Capital Structure

The Fund's objective is current income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. Under normal circumstances, the Fund invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. It is expected that a significant portion of the Fund's assets (as much as 30%) may be invested in high-yield debt securities. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States. The Fund's investments may include derivatives, such as options or futures.

Lord Abbett Growth and Income Portfolio

The Fund's objective is long-term growth of capital and income without excessive fluctuations in market value. Under normal market conditions, the Fund invests at least 80% of its


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net assets in equity securities of large companies. The Fund primarily invests in large, established U.S. and multinational companies that the portfolio manager believes are undervalued. The Fund's investments primarily include equity securities, large company securities, value stocks, multinational and foreign company securities that are traded primarily on a U.S. securities exchange. The Fund's investments may include derivatives, such as options or futures, which the Fund may use to protect gains in the Fund's Portfolio, hedge against certain risks, or efficiently gain investment exposure.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman AMT Mid-Cap Growth

The objective of the Portfolio is growth of capital. Pursues growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. The portfolio manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the portfolio manager looks for fast growing companies with above average sales and competitive returns on equity relative to their peers.

Neuberger Berman AMT Partners

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid- to large-cap companies. It looks for undervalued stocks of well-managed companies with strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Regency

The objective of the Portfolio is growth of capital. The Portfolio pursues a value investment style, investing primarily in stocks of mid-cap companies that the manager believes are high-quality businesses and undervalued. Seeks to invest in companies with solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Short Duration Bond

The objective of the Portfolio is the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. Invests mainly in investment grade bonds and other debt securities from U.S. Government and corporate issuers. To enhance yield and add diversification may invest up to 10% of assets in below investment grade securities, if, at the time of purchase they are rated at least B by Moody's or Standard & Poor's or if unrated by either of these, deemed by the investment manager to be of comparable quality. The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average Portfolio duration of three years or less. The portfolio managers monitor national trends in the corporate and Government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the portfolio managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The portfolio managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the portfolio managers find an opportunity they believe is more compelling or if the portfolio managers' outlook on the investment or the market changes.

Neuberger Berman AMT Small Cap Growth

The objective of the Portfolio is long term capital appreciation. Pursues a growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. In choosing companies that the portfolio manager believes are likely to achieve the Fund's objective, the portfolio manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the portfolio manager believes may have greater potential to appreciate in price, the portfolio manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms. The portfolio manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Berman AMT Socially Responsive

The objective of the Portfolio is long-term growth of capital. It invests mainly in mid- to large-cap companies that meet the Fund's financial criteria and social policy. It aims to reduce risk by investing across many different industries. It pursues research-driven and valuation-sensitive approach to stock selection, seeking stocks in well-positioned businesses believed to be undervalued. It looks for leadership in three areas: 1) environmental concerns,
2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The Fund


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does not invest in companies that derive revenue primarily from non-consumer sales to the military.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

JNF Chicago Equity Partners Balanced

The JNF Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the Portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing Portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

The Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing Portfolio risks that lead to volatility and are not consistently rewarded.

JNF Money Market

The Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified Portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset

The Fund seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio is a "Fund of Funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, Global Multi-Asset, RealRetirement(R) 2010, RealRetirement(R) 2020, RealRetirement(R) 2030, RealRetirement(R) 2040 and RealRetirement(R) 2050 Funds ("Underlying PIMCO Funds").

PIMCO VIT CommodityRealReturn Strategy Portfolio

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a Portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, and futures and options, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

PIMCO VIT Emerging Markets Bond

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO VIT Global Bond (Unhedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

PIMCO VIT High Yield

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified Portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the


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Portfolio's assets may be invested in investment grade Fixed Income Instruments.

PIMCO VIT Long-Term U.S. Government

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified Portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or Government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments.

PIMCO VIT Low Duration

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIMCO VIT Real Return

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. Governments, their agencies or instrumentalities and corporations, which may be represented by forwards.

PIMCO VIT Short Term

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Total Return

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

Pioneer Cullen Value

The Portfolio seeks capital appreciation. Current income is a secondary objective. The Portfolio invests primarily in equity securities. Portfolio may invest a significant portion of assets in equity securities of med- and large-cap companies. Portfolio will be subject to the risks of investing in companies w/ mkt caps of $1.5 billion or more. Equity securities include common stocks, convertible debt & other equity instruments, such as depositary receipts, warrants, rights, equity interests in REITs, ETFs that invest primarily in equity securities & preferred stocks. Portfolio may invest up to 30% of its assets in non-U.S. securities. Up to 10% of the Portfolio's total assets may be invested in securities of emerging market issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations & certain supranational organizations, such as the World Bank & the European Union. Portfolio may invest in Canadian issuers to the same extent as U.S. issuers.

Pioneer Emerging Markets

The Portfolio seeks long-term growth of capital. The Portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers, i.e., securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers. The portfolio will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in securities of emerging market issuers.

Pioneer Equity Income

The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a Portfolio consisting primarily of income producing equity securities of U.S. corporations. Invests primarily in high-quality stocks of U.S. companies with strong history of paying dividends. Emphasis on S&P 500 & reg; companies with typical market caps greater than $5B. Pursues a value style of investing, using fundamental research to identify undervalued companies with solid assets, low debt, market leadership and management ownership. Focuses on quality and price of individual issuers, not on economic sector or market timing strategies. Seeks dividend income to enhance total return potential and lower share-price volatility. Emphasis on sectors with above-average dividend yields, such as utilities, energy, financial services, communications services.

Pioneer Fund

The Portfolio seeks reasonable income and capital growth. Invests primarily in a large-cap portfolio that diversifies across all sectors of the S&P 500. Follows a value style of investing, seeking high quality securities selling at substantial discounts to their intrinsic values. Uses fundamental research-driven process and a bottom-up analytic style. Diversified portfolio with approximately 140-150 holdings. Most sectors within 5% of S&P 500(R) weighting. Most industries within 3% of S&P 500(R) weighting.

Pioneer High Yield

The Portfolio seeks to maximize total return through a combination of income and capital appreciation. A total return fund with high current income potential derived from high yield and deeply discounted convertible bonds (providing more choices of industries and companies). Uses a relative value approach to high-yield investing with an industry focus -- seeking industries with the best valuations and growth


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prospects. Research-intensive credit and issue selection process by a superior fixed-income management team. Portfolio philosophy: a fundamental, research-driven approach -- selecting securities selling at substantial discounts to underlying values and holding these issues until their intrinsic value is reflected in the marketplace -- can produce superior returns over time.

Pioneer Mid Cap Value

The Portfolio seeks capital appreciation. Invests in mid-cap value companies with similar market capitalizations to the Russell Midcap(R) Value Index
(e.g. companies with market values in the range of $225M to $10B, with a primary focus on companies with market capitalizations of $1B-10B). Portfolio is diversified with approximately 80-110 holdings. Top 10 holdings typically represent 15-20% of the portfolio. Fund uses bottom-up fundamental analysis to evaluate a security's potential value and the attractiveness of its market valuation. Aims to seek securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

Pioneer Strategic Income

The Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. The portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. Pioneer Investment Management, Inc., the Portfolio's investment adviser, allocates the Portfolio's investments among the following three segments of the debt markets:* Below investment grade (high yield) securities of U.S. and non-U.S. issuers* Investment grade securities of U.S. issuers, including convertible debt* Investment grade securities of non-U.S. issuers. Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

ROYCE CAPITAL FUND

Royce Capital Fund--Micro-Cap

This Portfolio's primary investment objective is long term growth of capital. Royce invests the Fund's assets primarily in equity securities of micro-cap companies, a universe of more than 5,300 companies with market capitalizations up to $500 million. Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Royce Capital Fund--Small-Cap

This Portfolio's primary investment objective is long term growth of capital. Current income is a secondary goal. Royce Small-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

RYDEX VARIABLE TRUST

Rydex VT Banking

The Fund's objective is Capital Appreciation. Invests in companies involved in the banking sector. Companies include commercial banks and their holding companies, and savings and loan institutions. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Basic Materials

The Fund's objective is Capital Appreciation. Invests in companies engaged in mining, manufacturing and sales of basic materials (i.e., lumber, steel, chemicals). Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Biotechnology

The Fund's objective is Capital Appreciation. It invests in companies involved in the biotechnology area. Companies include research and development, genetic or other biological engineering, and the design, manufacture or sale of related biotechnology products or services. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Commodities Strategy

The Fund's objective is long-term capital appreciation thru investments in commodity-linked instruments. Seeks 100% exposure to the commodities market (or at least 80% at all times). Will gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. Fund's exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Consumer Products

The Fund's objective is Capital Appreciation. Invests in companies engaged in manufacturing finished goods and services both domestically and internationally. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.


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Rydex VT Dow 2x Strategy

The Fund's objective is investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the exposure to indicated percentage goal (120% - 200%) of its benchmark. On a day-to-day basis, the Portfolios hold U.S. Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Electronics

The Fund's objective is Capital Appreciation. Invests in companies involved in the electronics sector. Companies include semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Fund

The Fund's objective is Capital Appreciation. Invests in the energy field, including companies involved with the exploration, production and development of oil, gas, coal and alternative energy sources. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Services

The Fund's objective is Capital Appreciation. Invests in companies involved with the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Europe 1.25x Strategy

The Fund's objective is to achieve investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. On a day-to-day basis, the Portfolios hold US Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Financial Services

The Fund's objective is Capital Appreciation. Invests in commercial banks, savings and loan associations, insurance companies, brokerage companies, real estate, and leasing companies. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Government Long Bond 1.2x Strategy

The Fund's objective is to achieve investment results that correspond to a benchmark for U.S. Government securities. The current benchmark is 120% of the daily price movement of the Long Treasury Bond. Invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts.

Rydex VT Health Care

The Fund's objective is Capital Appreciation. Invests in companies involved in the health care industry. Includes companies that research, develop or sell pharmaceuticals, companies that design, manufacture or sell medical products or instruments, and biotechnology research and development firms. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Internet

The Fund's objective is Capital Appreciation. Invests in companies that provide products or services designed for or related to the internet. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Inverse Dow 2x Strategy

The Fund's objective is to achieve investment returns that inversely correlate to the daily performance of the DJIA. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Government Long Bond Strategy

The Fund seeks total returns that inversely correlate to the daily price movement of the Long Treasury Bond. An index Portfolio designed to benefit from rising interest rates. May engage in short sales of long-term Treasury bonds, buy put options on T-Bond futures and sell T-Bond futures. As its primary investment strategy, Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. May also enter into repurchase agreements.

Rydex VT Inverse Mid-Cap Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the


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Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse NASDAQ-100(R) Strategy

The Fund seeks investment returns that inversely correlate to the performance of the NASDAQ 100 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Russell 2000(R) Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the Russell 2000 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse S&P 500 Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P 500 Index. Aims for a close inverse correlation with the S&P 500, so that if the index should decrease by 5% on a particular day, the Fund would gain 5%. The Fund will not own the securities included in the underlying index. Instead, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. Typically maintains a significant portion of assets in U.S. Treasury securities as cover for the investment techniques it employs.

Rydex VT Japan 2x Strategy

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

Rydex VT Leisure

The Fund's objective is Capital Appreciation. Invests in companies engaged in the leisure and entertainment business. Includes hotels, resorts, casinos, radio and television broadcasting and advertising firms, motion picture production companies, toys and sporting goods companies, companies of musical recordings and instruments, and companies involved with alcohol and tobacco. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Mid Cap 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for mid-cap securities. Current benchmark is the S&P 400 Index. Invests principally in securities of companies included in the S&P 400 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark. The investment objective of the Fund is non-fundamental.

Rydex VT NASDAQ-100(R) Strategy

The Fund seeks investment returns that correspond to a benchmark for over-the-counter securities. Current benchmark is the NASDAQ 100 Index. Invests principally in securities of companies included in the index. May invest in other instruments whose performance is expected to correspond to that of the index, and may engage in futures and options transactions. May also purchase U.S. Government securities and enter into repurchase agreements.

Rydex VT NASDAQ-100(R) 2x Strategy

The Fund seeks investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis. Invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. On a day-to-day basis, the Portfolios hold U.S. Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Nova

The Fund seeks investment results that match the performance of a specific benchmark on a daily basis. Current benchmark is 150% of the performance of the S&P 500 Index. Invests to a significant extent in leveraged instruments, such as futures and options on securities and stock indices, as well as equity


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securities. Futures and options enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

Rydex VT Precious Metals

The Fund's objective is Capital Appreciation. Invests in U.S. and foreign companies involved in the precious metals sector. Includes companies involved with exploration, mining, production and development, and other precious metals related services. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Real Estate

The Fund's objective is Capital Appreciation. Invests in companies that are involved in the real estate industry including real estate investment trusts (REITS). Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Retailing

The Fund's objective is Capital Appreciation. Invests in companies engaged in merchandising finished goods and services. Includes department stores, restaurant franchising, mail order operations, and other companies involved in selling products to the consumer. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Russell 2000(R) 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for small-cap securities. Current benchmark is the Russell 2000 Index. Invests principally in securities of companies included in the Russell 2000 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark.

Rydex VT Russell 2000(R) 2x Strategy

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

Rydex VT S&P 500 2x Strategy

The Fund seeks investment results that match 200% of the performance of the S&P 500 index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. The value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

Rydex VT S&P 500 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P SmallCap 600 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of

--------------------------------------------------------------------------------

the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P SmallCap 600 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT Strengthening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index. Engages in program of investing in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex VT Technology

The Fund's objective is Capital Appreciation. Invests in companies involved in the technology sector. Includes computer software and services companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, and PC hardware and peripherals companies. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Telecommunications

The Fund's objective is Capital Appreciation. Invests in companies engaged in the development, manufacture or sale of communications services or equipment. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Transportation

The Fund's objective is Capital Appreciation. Invests in companies providing transportation services or those engaged in the design, manufacture, distribution and sale of transportation equipment. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT U.S. Government Money Market

The Fund's objective is security of principal, high current income and liquidity. Invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. May also invest in Eurodollar time deposits.

Rydex VT Utilities

The Fund's objective is Capital Appreciation. Invests in companies that operate public utilities. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Weakening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index. Engages in short sales of securities and invests in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex/SGI VT All-Asset Aggressive Strategy

The Fund seeks growth of capital by investing principally in a diversified Portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified Portfolio of underlying Funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower Portfolio volatility.

Rydex/SGI VT All-Asset Conservative Strategy

The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified Portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified Portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower Portfolio volatility.

Rydex/SGI VT All-Asset Moderate Strategy

The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified Portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified Portfolio of

--------------------------------------------------------------------------------

underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower Portfolio volatility. The Fund will typically have a moderate allocation to underlying Funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EP funds.

Rydex/SGI VT All-Cap Opportunity

The Fund's objective is long term capital appreciation. It seeks to respond to the dynamically changing economy by moving investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

As of May 28, 2010, this fund name and strategy will change to the following:

Rydex/SGI VT U.S. Long Short Momentum Fund

The Fund's objective is long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund also may enter into short sales of broader-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility.

Rydex/SGI VT CLS AdvisorOne Amerigo

The Fund's objective is long-term growth of capital without regard to current income. Operates as a "Fund of Funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek capital appreciation by investing in common stocks (including foreign) or convertibles. Although Fund does not seek current income, it may invest up to 20% of assets in Funds that invest in fixed income securities of varying credit quality and duration should such Funds offer potential for capital appreciation. Varies allocations to underlying Funds in response to economic/market trends, assessing the relative risk/reward potential throughout the financial markets and seeking a mix that will most likely achieve capital growth. Normally invests assets in Funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex/SGI VT CLS AdvisorOne Clermont

The Fund's objective is current income and growth of capital. Operates as a "Fund of Funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek current income and capital growth. Invests in Funds that seek capital appreciation by investing in stocks (including foreign) or convertibles. Invests at least 20% of assets in Funds that invest in bonds of varying credit qualities and duration to maximize total return. May invest up to 80% of assets in Funds that invest in futures & futures options. Varies allocations to underlying Funds in response to economic/market trends, assessing relative risk/reward potential throughout financial markets, seeking a mix that will most likely achieve current income or capital growth. Normally invests in Funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex/SGI VT Multi Hedge Strategies

The Fund's objective is Capital appreciation consistent with the return and risk characteristics of the hedge Fund universe. Secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. Uses a quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge Funds. Allocates capital to gain exposure to: 1) directional positions--including equities, fixed income, commodities, currencies, covered call options and long options, and 2) non-directional positions--including market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spreads, duration neutral default spreads.

SELIGMAN PORTFOLIOS, INC.

Seligman Communications and Information (Class II)

The Portfolio seeks long term capital appreciation. Invests in companies in the communications, information and related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. Uses a bottom-up stock selection approach, with in-depth research to identify companies with superior franchises and business models that are generating cash flow, trading at reasonable valuations, and guided by experienced management.

Seligman Global Technology (Class II)

The Portfolio seeks long-term capital appreciation. Invests globally in companies in technology and technology-related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. May invest in any country; generally invests in several countries in different geographic regions. Favors in-depth fundamental research with macro analysis (to identify strong technology sectors and/or factors within regions or countries). Seeks companies with strong product cycles, the ability to increase marketshare, quality management (with equity ownership), and attractive valuations relative to earnings forecasts.

--------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST

Third Avenue Value

The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its investment objective mainly by acquiring common stocks of well-financed companies (meaning companies believed to have strong financial positions as measured by a relative absence of liabilities both on balance sheet and off balance sheet; and/or the presence of high quality assets convertible into cash; and/or the existence of free cash flow from operations available for securities holders) priced at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities) (commonly known as "junk bonds") that the adviser believes are undervalued.

VAN ECK VIP TRUST

Van Eck VIP Emerging Markets

The Fund seeks long-term capital appreciation. Income is a secondary consideration. Invests primarily in equity securities in emerging markets around the world, having potential for rapid economic growth. Emphasis is on equities but may also invest in debt securities of any quality as long as not more than 20% of assets are held in debt securities rated below investment grade.

Van Eck VIP Global Bond

The Fund seeks high total return--income plus capital appreciation. The fund invests globally, primarily in a variety of debt securities. May also invest in unrated securities of comparable quality. No limits on amount Fund may invest in a single country or in securities denominated in one currency. Normally, will invest in at least 3 countries besides the U.S. Intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. Average maturity expected to be in the 3-10 year range.

Van Eck VIP Global Hard Assets

The Fund seeks long-term capital appreciation. Income is a secondary consideration. The Fund invests primarily in domestic and foreign hard asset securities, with at least 5% of assets in: precious metals, natural resources, real estate, and commodities sectors. May concentrate up to 50% of assets in one hard asset sector. Normally invests in at least 3 countries, including the U.S., however there is no limit on how much the Fund may invest in any one country -- developed or underdeveloped. Hard asset securities can help produce long-term capital appreciation and protect capital against inflation during cyclical economic expansions; they tend to move independently of industrial shares, potentially offsetting the fluctuation (and perhaps increasing the return) of an industrial equity portfolio.

Van Eck VIP Multi-Manager Alternatives Fund

The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund uses diversified "manager of managers" investment approach. Selects multiple top-tier investment sub-advisors that manage absolute return strategies for "hedge Funds" and other accounts. Sub-advisors/investment styles selected for expected returns that should have little or no correlation to major market indices or to each other. Normally uses 3+ unaffiliated sub-advisors. Assets allocated equally among sub-advisors, and rebalanced at least annually. Invests in publicly-traded securities + other liquid investments affording strategic/tactical opportunities to use absolute return strategies. Strategies include: event-driven, relative value/arbitrage (pairs trading, convertible arbitrage, fixed income or interest rate arbitrage), market timing, market neutral, long/short equity, long-only, short-only, distressed securities, fixed income and high yield investment strategies.

WELLS FARGO ADVANTAGE FUNDS

Wells Fargo Advantage VT Discovery

The Fund seeks long-term capital appreciation. The Fund invests in equity securities of small- and medium-capitalization companies that it believes offers favorable opportunities for growth. The Portfolio defines small- and medium-capitalization companies as those with market capitalizations at the time of purchase within the range of the Russell Midcap(R) Index, which ranged from $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. The Fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the Fund may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Wells Fargo Advantage VT Opportunity

The Fund seeks long-term capital appreciation. The Fund invests principally in equity securities of medium-capitalization companies, which it defines as those within the range of market capitalizations of companies in the Russell Midcap(R) Index. The range of the Russell Midcap(R) Index was $12.2 billion to $829 million respectively, as of May 30, 2009, and is expected to change frequently. Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. The Fund reserves the right to hedge the Portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, the Fund will not engage in extensive foreign currency hedging.

--------------------------------------------------------------------------------

APPENDIX B: EARLY CUT-OFF TIMES

We must receive transfer requests involving the following Investment Portfolios no later than the time shown below. This list may change anytime without notice.

Any transfer involving the Investment Portfolios listed below received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day. This restriction applies only to transfers between Sub-Accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

------------------------------------------------------------------------------------------------------------------------------------
                                                 25 Minutes Before NYSE Close (3:35)
------------------------------------------------------------------------------------------------------------------------------------
                                                     RYDEX INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Banking                             Electronics                       Internet                         Technology
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials                     Energy                            Leisure                          Telecommunication
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                       Energy Services                   Precious Metals                  Transportation
------------------------------------------------------------------------------------------------------------------------------------
Commodities Strategy                Financial Services                Real Estate                      Utilities
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                   Health Care                       Retailing
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 15 Minutes Before NYSE Close (3:45)
------------------------------------------------------------------------------------------------------------------------------------
                                                     RYDEX INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy                     Inverse Russell 2000(R) Strategy  Russell 2000(R) 1.5x Strategy    S&P MidCap 400 Pure Value
------------------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy               Inverse S&P 500 Strategy          Russell 2000(R) 2x Strategy      S&P SmallCap 600 Pure Growth
------------------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy  Japan 2x Strategy                 S&P 500 2x Strategy              S&P SmallCap 600 Pure Value
------------------------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy             Mid Cap 1.5x Strategy             S&P 500 Pure Growth              Strengthening Dollar
                                                                                                       2x Strategy
------------------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond        NASDAQ-100(R) 2x Strategy         S&P 500 Pure Value               U.S. Government Money Market
Strategy
------------------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy            NASDAQ-100(R) Strategy            S&P MidCap 400 Pure Growth       Weakening Dollar 2x Strategy
------------------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy      Nova
------------------------------------------------------------------------------------------------------------------------------------

Similarly, any transfer request involving the DireXion Dynamic VP HY Bond Fund received after 2:00p.m. will be processed on the next business day.

--------------------------------------------------------------------------------

APPENDIX C: FREQUENT TRADING

Pursuant to our Frequent Transfers Policy outlined on page 14 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table. This list may change any time without notice.

------------------------------------------------------------------------------------------------------------------------------------
                                                             30 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced        Federated High Income Bond II     Legg Mason ClearBridge Large     Rydex/SGI VT All-Asset
                                                                      Cap Growth                       Moderate Strategy
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income &        Federated Kaufmann Fund II        Legg Mason Western Asset         Rydex/SGI VT All-Cap
Growth                                                                Global High Yield Bond           Opportunity
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation       Invesco V.I.  High Yield          Legg Mason Western Asset         Rydex/SGI VT Multi-Hedge
Protection                                                            Strategic Bond                   Strategies
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International   Lazard Retirement Emerging        Lord Abbett Capital Structure    Van Eck VIP Emerging Markets
                                    Markets Portfolio
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company   Lazard Retirement International   Lord Abbett Classic Stock        Van Eck VIP Global Bond
Value                               Equity
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value   Lazard Retirement U.S.            Lord Abbett Growth and Income    Van Eck VIP Global Hard
                                    Small-Mid Cap Equity                                               Assets
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra           Lazard Retirement U.S.            Royce Micro-Cap                  Van Eck VIP Multi-Manager
                                    Strategic Equity                                                   Alternatives
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value           Legg Mason ClearBridge            Royce Small-Cap                  Wells Fargo Advantage
                                    Aggressive Growth                                                  Discovery
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Vista           Legg Mason ClearBridge Equity     Rydex/SGI VT All-Asset           Wells Fargo Advantage
                                    Income Builder                    Aggressive Strategy              Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Income II         Legg Mason ClearBridge            Rydex/SGI VT All-Asset
                                    Fundamental Value                 Conservative Strategy
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                             60 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus International Value         Dreyfus Small Cap Stock Index     Dreyfus Socially Responsible     Dreyfus Stock Index
                                                                      Growth
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                             90 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth        Janus Aspen Enterprise Portfolio  Janus Aspen Janus Portfolio      Janus Aspen Perkins Mid Cap
and Income                                                                                             Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio      Janus Aspen Forty Portfolio       Janus Aspen Overseas Portfolio   Janus Aspen Worldwide
                                                                                                       Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Pioneer High Yield
------------------------------------------------------------------------------------------------------------------------------------

Appendix D - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account E's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account E's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                        $2.692    $4.976    $3.779    $3.213    $2.847    $2.669   $2.009    $3.082    $3.718    $5.016
Ending AUV                           $4.011    $2.692    $4.976    $3.779    $3.213    $2.847   $2.669    $2.009    $3.082    $3.718

Percentage change in AUV             49.00%   -45.90%    31.68%    17.62%    12.86%     6.67%   32.85%   -34.82%   -17.10%   -25.88%

Ending Number of AUs (000s)           1,612     1,785     2,026     2,301     2,694     3,270    3,810     3,953     4,243     4,217

LargeCap Growth Portfolio
-------------------------
Beginning AUV                        $1.200    $2.260    $1.911    $1.843    $1.668    $1.604   $1.203    $1.821    $2.094    $2.492
Ending AUV                           $1.746    $1.200    $2.260    $1.911    $1.843    $1.668   $1.604    $1.203    $1.821    $2.094

Percentage change in AUV             45.50%   -46.90%    18.26%     3.69%    10.49%     3.99%   33.33%   -33.94%   -13.04%   -15.97%

Ending Number of AUs (000s)           2,268     2,499     2,849     3,286     3,909     4,513    5,490     6,150     7,479     7,089

MidCap Growth Portfolio
-----------------------
Beginning AUV                        $1.312    $3.195    $2.463    $2.268    $2.094    $1.878   $1.289    $1.855    $2.013    $1.869
Ending AUV                           $1.962    $1.312    $3.195    $2.463    $2.268    $2.094   $1.878    $1.289    $1.855    $2.013

Percentage change in AUV             49.54%   -58.94%    29.72%     8.60%     8.31%    11.50%   45.69%   -30.51%    -7.85%     7.70%

Ending Number of AUs (000s)           1,077     1,241     1,431     1,520     1,883     2,424    2,294     2,174     2,991     3,039

SmallCap Growth Portfolio
-------------------------
Beginning AUV                        $1.078    $2.047    $1.770    $1.496    $1.298    $1.129   $0.804    $1.106    $1.591    $2.216
Ending AUV                           $1.546    $1.078    $2.047    $1.770    $1.496    $1.298   $1.129    $0.804    $1.106    $1.591

Percentage change in AUV             43.41%   -47.34%    15.65%    18.32%    15.25%    14.97%   40.42%   -27.28%   -30.51%   -28.20%

Ending Number of AUs (000s)           1,091     1,278     1,503     1,822     2,011     2,260    2,700     2,852     4,304     3,944
------------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (inception date October 26, 2001)
---------------------------------------------------
Beginning AUV                        $0.823    $1.405    $1.355    $1.172    $1.133    $1.031   $0.789    $1.027    $1.004    N/A
Ending AUV                           $0.980    $0.823    $1.405    $1.355    $1.172    $1.133   $1.031    $0.789    $1.027    N/A

Percentage change in AUV             19.08%   -41.42%     3.69%    15.61%     3.44%     9.89%   30.66%   -23.14%     2.25%    N/A

Ending Number of AUs (000s)             302       300       349       187       176       191      176       139       112    N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                        $9.313   $11.855   $11.457   $10.599   $10.042       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $10.605    $9.313   $11.855   $11.457   $10.599       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             13.87%   -21.44%     3.47%     8.10%     5.55%       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              21        14         6         9         1       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Income & Growth Fund
-----------------------
Beginning AUV                        $0.858    $1.331    $1.350    $1.169    $1.133    $1.017   $0.797    $1.003    $1.110    $1.259
Ending AUV                           $0.999    $0.858    $1.331    $1.350    $1.169    $1.133   $1.017    $0.797    $1.003    $1.110

Percentage change in AUV             16.43%   -35.54%    -1.41%    15.48%     3.18%    11.41%   27.60%   -20.53%    -9.65%   -11.84%

Ending Number of AUs (000s)             623       671     1,056     1,324     1,322     1,569    1,627     1,538     1,597     1,135

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                       $11.092   $11.431   $10.587   $10.569   $10.553   $10.044      N/A       N/A       N/A       N/A
Ending AUV                          $12.058   $11.092   $11.431   $10.587   $10.569   $10.553      N/A       N/A       N/A       N/A

Percentage change in AUV              8.71%    -2.97%     7.97%     0.17%     0.15%     5.07%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               7         6         4         1         2         0      N/A       N/A       N/A       N/A

VP International Fund
---------------------
Beginning AUV                        $1.130    $2.077    $1.784    $1.447    $1.296    $1.143   $0.931    $1.186    $1.698    $2.071
Ending AUV                           $1.490    $1.130    $2.077    $1.784    $1.447    $1.296   $1.143    $0.931    $1.186    $1.698

Percentage change in AUV             31.86%   -45.59%    16.42%    23.29%    11.65%    13.39%   22.77%   -21.50%   -30.15%   -18.01%

Ending Number of AUs (000s)             428       456       505       591       618       838      681       688       771       804

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                        $5.794    $9.368   $10.037       N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $6.858    $5.794    $9.368       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             18.36%   -38.15%    -6.67%       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               1         1         0       N/A       N/A       N/A      N/A       N/A       N/A       N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                        $6.653   $11.529   $10.019       N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $8.822    $6.653   $11.529       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             32.60%   -42.29%    15.07%       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               1         0         0       N/A       N/A       N/A      N/A       N/A       N/A       N/A

VP Value Fund
-------------
Beginning AUV                        $1.623    $2.248    $2.404    $2.054    $1.983    $1.759   $1.383    $1.606    $1.443    $1.239
Ending AUV                           $1.919    $1.623    $2.248    $2.404    $2.054    $1.983   $1.759    $1.383    $1.606    $1.443

Percentage change in AUV             18.24%   -27.80%    -6.49%    17.04%     3.58%    12.73%   27.19%   -13.87%    11.27%    16.46%

Ending Number of AUs (000s)           1,209     1,313     1,634     1,935     2,382     2,525    2,590     2,874     3,347     2,642

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                        $6.262   $12.362    $9.971       N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $7.563    $6.262   $12.362       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             20.78%   -49.34%    23.98%       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              10        11        14       N/A       N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                        $9.393   $10.582   $10.925   $10.431   $10.056       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $10.171    $9.393   $10.582   $10.925   $10.431       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV              8.28%   -11.24%    -3.14%     4.74%     3.73%       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               0         0         0         0         0       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------
Beginning AUV                        $8.652   $12.701   $12.966   $11.492   $10.131       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $10.667    $8.652   $12.701   $12.966   $11.492       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             23.29%   -31.88%    -2.04%    12.83%    13.43%       N/A      N/A       N/A       N/A       N/A

Ending number of AUs (000s)               5         4         4         2         2       N/A      N/A       N/A       N/A       N/A

The Dreyfus Socially Responsible Growth Fund, Inc.
--------------------------------------------------
Beginning AUV                        $1.344    $2.078    $1.955    $1.816    $1.777    $1.696   $1.365    $1.949    $2.553    $2.910
Ending AUV                           $1.772    $1.344    $2.078    $1.955    $1.816    $1.777   $1.696    $1.365    $1.949    $2.553

Percentage change in AUV             31.85%   -35.32%     6.29%     7.65%     2.19%     4.78%   24.25%   -29.96%   -23.67%   -12.26%

Ending Number of AUs (000s)             987     1,131     1,285     1,497     1,798     2,201    2,430     2,597     3,297     3,847

Dreyfus Stock Index Fund:
-------------------------
Beginning AUV                        $1.708    $2.756    $2.655    $2.331    $2.258    $2.070   $1.635    $2.136    $2.467    $2.757
Ending AUV                           $2.128    $1.708    $2.756    $2.655    $2.331    $2.258   $2.070    $1.635    $2.136    $2.467

Percentage change in AUV             24.59%   -38.03%     3.80%    13.90%     3.23%     9.08%   26.61%   -23.45%   -13.42%   -10.52%

Ending Number of AUs (000s)           5,556     6,145     6,963     8,026     9,829    11,179   12,399    14,195    17,247    16,262
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                        $1.125    $1.820    $1.772    $1.466    $1.329    $1.123   $0.835    $0.965    $1.127    $1.187
Ending AUV                           $1.453    $1.125    $1.820    $1.772    $1.466    $1.329   $1.123    $0.835    $0.965    $1.127

Percentage change in AUV             29.16%   -38.19%     2.71%    20.87%    10.31%    18.34%   34.49%   -13.44%   -14.41%    -5.05%

Ending Number of AUs (000s)             666       720       855     1,063     1,643     2,045    1,899     1,434       431       315
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV                        $1.235    $1.573    $1.534    $1.345    $1.283    $1.184   $0.995    $1.327    $1.559    $1.737
Ending AUV                           $1.563    $1.235    $1.573    $1.534    $1.345    $1.283   $1.184    $0.995    $1.327    $1.559

Percentage change in AUV             26.56%   -21.49%     2.54%    14.05%     4.83%     8.36%   18.99%   -25.00%   -14.90%   -10.24%

Ending Number of AUs (000s)             380       328       432       522       679       986    1,183     1,804     1,684     1,617

High Income Bond Fund II
------------------------
Beginning AUV                        $1.336    $1.830    $1.795    $1.642    $1.622    $1.489   $1.236    $1.236    $1.237    $1.379
Ending AUV                           $2.013    $1.336    $1.830    $1.795    $1.642    $1.622   $1.489    $1.236    $1.236    $1.237

Percentage change in AUV             50.67%   -26.99%     1.95%     9.32%     1.23%     8.93%   20.47%    -0.04%    -0.04%   -10.27%

Ending Number of AUs (000s)             318       406       548       696       848     1,009    1,477     2,096     2,378     2,682
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                        $7.166   $12.511   $10.518    $9.935       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $9.123    $7.166   $12.511   $10.518       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             27.31%   -42.72%    18.95%     5.87%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              13         8         3         0       N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)
---------------------------------------------
Beginning AUV                        $0.775    $1.633    $1.634    $1.467    $1.411    $1.291   $1.000       N/A       N/A       N/A
Ending AUV                           $1.128    $0.775    $1.633    $1.634    $1.467    $1.411   $1.291       N/A       N/A       N/A

Percentage change in AUV             45.55%   -52.54%    -0.06%    11.38%     3.97%     9.30%   29.10%       N/A       N/A       N/A

Ending Number of AUs (000s)              81        88        91       110       103        77       34       N/A       N/A       N/A

Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                        $7.975   $11.578   $10.861   $10.043       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $10.090    $7.975   $11.578   $10.861       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             26.52%   -31.12%     6.60%     8.14%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              68        68        64        58       N/A       N/A      N/A       N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                        $0.410    $1.024    $1.335    $1.163    $1.114    $1.039   $0.813    $0.969    $1.008       N/A
Ending AUV                           $0.515    $0.410    $1.024    $1.335    $1.163    $1.114   $1.039    $0.813    $0.969       N/A

Percentage change in AUV             25.61%   -59.96%   -23.30%    14.79%     4.40%     7.22%   27.80%   -16.10%    -3.86%       N/A

Ending Number of AUs (000s)             131        93        65        98       107       123      209       144       102       N/A

Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                        $0.875    $1.243    $1.127    $1.086    $1.018    $0.960   $0.762    $1.023    $1.005       N/A
Ending AUV                           $1.101    $0.875    $1.243    $1.127    $1.086    $1.018   $0.960    $0.762    $1.023       N/A

Percentage change in AUV             25.83%   -29.61%    10.29%     3.78%     6.68%     6.04%   25.98%   -25.48%     1.75%       N/A

Ending Number of AUs (000s)             135       171       171       234       475       627      224       120       148       N/A

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                        $1.574    $2.885    $3.097    $2.202    $1.955    $1.452   $1.060    $1.011    $1.003       N/A
Ending AUV                           $2.042    $1.574    $2.885    $3.097    $2.202    $1.955   $1.452    $1.060    $1.011       N/A

Percentage change in AUV             29.73%   -45.44%    -6.85%    40.64%    12.63%    34.64%   36.98%     4.85%     0.79%       N/A

Ending Number of AUs (000s)             244       283       402       612       730       814      758       637       149       N/A

High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                        $8.711   $11.890   $11.911   $10.907   $10.768    $9.966      N/A       N/A       N/A       N/A
Ending AUV                          $13.126    $8.711   $11.890   $11.911   $10.907   $10.768      N/A       N/A       N/A       N/A

Percentage change in AUV             50.68%   -26.74%    -0.18%     9.21%     1.29%     8.05%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              29        25        25        43        48        38      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                        $1.219    $1.733    $1.608    $1.469    $1.389    $1.240   $0.996       N/A       N/A       N/A
Ending AUV                           $1.560    $1.219    $1.733    $1.608    $1.469    $1.389   $1.240       N/A       N/A       N/A

Percentage change in AUV             27.97%   -29.66%     7.77%     9.46%     5.76%    12.02%   24.50%       N/A       N/A       N/A

Ending Number of AUs (000s)              74        68        63        90       100        92       38       N/A       N/A       N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV                        $0.358    $0.654    $0.615    $0.565    $0.561    $0.543   $0.379    $0.724    $1.025       N/A
Ending AUV                           $0.555    $0.358    $0.654    $0.615    $0.565    $0.561   $0.543    $0.379    $0.724       N/A

Percentage change in AUV             55.03%   -45.26%     6.34%     8.85%     0.71%     3.31%   43.27%   -47.63%   -29.40%       N/A

Ending Number of AUs (000s)             115       107       110       153       131       157      240        21        42       N/A
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                        $8.623   $10.391    $9.993       N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $10.705    $8.623   $10.391       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             24.14%   -17.01%     3.98%       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              39        33        11       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Enterprise Portfolio
--------------------
Beginning AUV                        $1.652    $2.977    $2.474    $2.208    $1.994    $1.675   $1.257    $1.769    $2.963    $4.407
Ending AUV                           $2.359    $1.652    $2.977    $2.474    $2.208    $1.994   $1.675    $1.257    $1.769    $2.963

Percentage change in AUV             42.80%   -44.51%    20.33%    12.05%    10.73%    19.04%   33.25%   -28.94%   -40.30%   -32.77%

Ending Number of AUs (000s)           2,812     3,036     3,334     3,844     4,591     5,158    5,533     6,080     6,883     6,916

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                        $6.981   $12.676   $10.000       N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $10.073    $6.981   $12.676       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             44.29%   -44.93%    26.76%       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              17        17        14       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Janus Portfolio
---------------
Beginning AUV                        $1.449    $2.438    $2.148    $1.956    $1.902    $1.845   $1.420    $1.960    $2.641    $3.135
Ending AUV                           $1.948    $1.449    $2.438    $2.148    $1.956    $1.902   $1.845    $1.420    $1.960    $2.641

Percentage change in AUV             34.44%   -40.57%    13.50%     9.82%     2.84%     3.09%   29.93%   -27.56%   -25.78%   -15.76%

Ending Number of AUs (000s)           4,244     4,508     4,810     5,465     6,340     7,373    8,086     8,336     9,598     9,294

Overseas Portfolio (inception date March 21, 2003)
--------------------------------------------------
Beginning AUV                        $1.914    $4.053    $3.203    $2.209    $1.693    $1.443   $1.014       N/A       N/A       N/A
Ending AUV                           $3.388    $1.914    $4.053    $3.203    $2.209    $1.693   $1.443       N/A       N/A       N/A

Percentage change in AUV             77.01%   -52.78%    26.54%    45.00%    30.48%    17.33%   42.31%       N/A       N/A       N/A

Ending Number of AUs (000s)             519       550       603       563       303       191      126       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
------------------------------------------------------------
Beginning AUV                        $7.054    $9.905   $10.005       N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $9.300    $7.054    $9.905       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             31.84%   -28.78%    -1.00%       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               5         5         1       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Worldwide Portfolio
-------------------
Beginning AUV                        $1.621    $2.971    $2.749    $2.358    $2.259    $2.186   $1.788    $2.434    $3.182    $3.827
Ending AUV                           $2.201    $1.621    $2.971    $2.749    $2.358    $2.259   $2.186    $1.788    $2.434    $3.182

Percentage change in AUV             35.78%   -45.44%     8.08%    16.58%     4.38%     3.34%   22.26%   -26.54%   -23.51%   -16.85%

Ending Number of AUs (000s)           3,878     4,124     4,629     5,388     6,576     7,751    8,852    10,117    12,664    13,388

------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Portfolio (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                       $14.960   $29.587   $22.510   $17.566   $12.653    $9.816      N/A       N/A       N/A       N/A
Ending AUV                          $25.055   $14.960   $29.587   $22.510   $17.566   $12.653      N/A       N/A       N/A       N/A

Percentage change in AUV             67.48%   -49.44%    31.44%    28.15%    38.83%    28.90%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              30        30        42        45        52         8      N/A       N/A       N/A       N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                       $10.100   $16.263   $14.888   $12.321   $11.292    $9.932      N/A       N/A       N/A       N/A
Ending AUV                          $12.097   $10.100   $16.263   $14.888   $12.321   $11.292      N/A       N/A       N/A       N/A

Percentage change in AUV             19.77%   -37.90%     9.24%    20.83%     9.11%    13.69%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               4         5         5         5         4         3      N/A       N/A       N/A       N/A

US Small-Mid Cap Equity Portfolio
---------------------------------
Beginning AUV                        $1.037    $1.655    $1.809    $1.580    $1.541    $1.360   $1.005    $1.238    $1.058    $0.887
Ending AUV                           $1.560    $1.037    $1.655    $1.809    $1.580    $1.541   $1.360    $1.005    $1.238    $1.058

Percentage change in AUV             50.43%   -37.34%    -8.51%    14.49%     2.53%    13.31%   35.32%   -18.83%    17.03%    19.28%

Ending Number of AUs (000s)             626       685       836     1,132     1,644     2,652    2,927     3,189     2,074       558

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                        $0.829    $1.299    $1.330    $1.148    $1.126    $1.022   $0.836    $1.012    $1.109    $1.126
Ending AUV                           $1.037    $0.829    $1.299    $1.330    $1.148    $1.126   $1.022    $0.836    $1.012    $1.109

Percentage change in AUV             25.09%   -36.18%    -2.33%    15.85%     1.95%    10.18%   22.25%   -17.37%    -8.77%    -1.51%

Ending Number of AUs (000s)              82        97       103       242       109       166      261       293       203       188
------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                        $5.616    $9.557    $9.898       N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $7.452    $5.616    $9.557       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             32.69%   -41.24%    -3.45%       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending number of AUs (000s)               1         1         1       N/A       N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
---------------------------------------------------------------------------
Beginning AUV                        $6.415   $10.012    $9.951    N/A          N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $7.775    $6.415   $10.012    N/A          N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             21.20%   -35.93%     0.61%    N/A          N/A       N/A      N/A       N/A       N/A       N/A

Ending number of AUs (000s)               0         0         1    N/A          N/A       N/A      N/A       N/A       N/A       N/A

ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------------------
Beginning AUV                        $5.939    $9.497    $9.903    N/A          N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $7.576    $5.939    $9.497    N/A          N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             27.56%   -37.46%    -4.10%    N/A          N/A       N/A      N/A       N/A       N/A       N/A

Ending number of AUs (000s)               3         1         1    N/A          N/A       N/A      N/A       N/A       N/A       N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------
Beginning AUV                        $6.134    $9.921    $9.896    N/A          N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $8.613    $6.134    $9.921    N/A          N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             40.41%   -38.17%     0.25%    N/A          N/A       N/A      N/A       N/A       N/A       N/A

Ending number of AUs (000s)               2         1         2    N/A          N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
---------------------------------------------------------------------------
Beginning AUV                        $7.738   $11.344   $11.512   $10.551   $10.009       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.869    $7.738   $11.344   $11.512   $10.551       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             53.39%   -31.79%    -1.46%     9.11%     5.42%       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               1         2         5         4         1       N/A      N/A       N/A       N/A       N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
-------------------------------------------------------------------
Beginning AUV                        $9.139   $11.170   $11.107   $10.724   $10.613    $9.998      N/A       N/A       N/A       N/A
Ending AUV                          $10.978    $9.139   $11.170   $11.107   $10.724   $10.613      N/A       N/A       N/A       N/A

Percentage change in AUV             20.12%   -18.18%     0.57%     3.57%     1.05%     6.15%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              12        13       116       177       130       103      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. :
Capital Structure Portfolio (inception date May 1, 2003)
--------------------------------------------------------
Beginning AUV                        $1.200    $1.650    $1.622    $1.436    $1.403    $1.221   $1.000       N/A       N/A       N/A
Ending AUV                           $1.461    $1.200    $1.650    $1.622    $1.436    $1.403   $1.221       N/A       N/A       N/A

Percentage change in AUV             21.75%   -27.27%     1.73%    12.95%     2.35%    14.91%   22.10%       N/A       N/A       N/A

Ending Number of AUs (000s)             139       164       294       289       365       264        7       N/A       N/A       N/A

Growth and Income Portfolio
---------------------------
Beginning AUV                        $1.061    $1.692    $1.659    $1.434    $1.409    $1.268   $0.982    $1.214    $1.320    $1.156
Ending AUV                           $1.243    $1.061    $1.692    $1.659    $1.434    $1.409   $1.268    $0.982    $1.214    $1.320

Percentage change in AUV             17.15%   -37.29%     1.99%    15.69%     1.77%    11.12%   29.12%   -19.14%    -7.99%    14.19%

Ending Number of AUs (000s)           2,351     2,630     3,055     3,534     4,244     5,250    4,344     3,850     2,130     1,061
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                        $0.744    $1.332    $1.102    $0.975    $0.869    $0.758   $0.600    $0.861    $1.008    N/A
Ending AUV                           $0.965    $0.744    $1.332    $1.102    $0.975    $0.869   $0.758    $0.600    $0.861    N/A

Percentage change in AUV             29.70%   -44.14%    20.87%    13.03%    12.20%    14.64%   26.33%   -30.31%   -14.58%    N/A

Ending Number of AUs (000s)             165       158       215       234       191       195      111        67        17    N/A

Partners Portfolio
------------------
Beginning AUV                        $0.978    $2.084    $1.933    $1.747    $1.500    $1.279   $0.960    $1.284    $1.340    $1.349
Ending AUV                           $1.506    $0.978    $2.084    $1.933    $1.747    $1.500   $1.279    $0.960    $1.284    $1.340

Percentage change in AUV             53.99%   -53.07%     7.81%    10.65%    16.47%    17.28%   33.23%   -25.21%    -4.21%    -0.67%

Ending Number of AUs (000s)             787       909     1,108     1,318     1,546     1,390    1,479     1,922     3,059     3,098

Regency Portfolio (inception date May 1, 2003)
----------------------------------------------
Beginning AUV                        $1.036    $1.939    $1.904    $1.737    $1.572    $1.303   $1.001       N/A       N/A       N/A
Ending AUV                           $1.497    $1.036    $1.939    $1.904    $1.737    $1.572   $1.303       N/A       N/A       N/A

Percentage change in AUV             44.50%   -46.57%     1.84%     9.61%    10.50%    20.64%   30.17%       N/A       N/A       N/A

Ending Number of AUs (000s)              50        48        78       156       234        97        2       N/A       N/A       N/A

Short Term Duration Bond Portfolio
----------------------------------
Beginning AUV                        $1.147    $1.344    $1.301    $1.266    $1.265    $1.273   $1.261    $1.214    $1.132    $1.075
Ending AUV                           $1.282    $1.147    $1.344    $1.301    $1.266    $1.265   $1.273    $1.261    $1.214    $1.132

Percentage change in AUV             11.77%   -14.66%     3.31%     2.76%     0.08%    -0.63%    0.95%     3.90%     7.22%     5.35%

Ending Number of AUs (000s)             455       532       786       859       973     1,679    2,004     2,086     1,772     1,348

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                        $0.862    $1.444    $1.457    $1.404    $1.384    $1.254   $1.004       N/A       N/A       N/A
Ending AUV                           $1.043    $0.862    $1.444    $1.457    $1.404    $1.384   $1.254       N/A       N/A       N/A

Percentage change in AUV             21.00%   -40.30%    -0.89%     3.77%     1.45%    10.37%   24.90%       N/A       N/A       N/A

Ending Number of AUs (000s)               5         3         4         9        13        10        6       N/A       N/A       N/A

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                        $8.456   $14.160   $13.345   $11.902   $11.295   $10.015      N/A       N/A       N/A       N/A
Ending AUV                          $10.958    $8.456   $14.160   $13.345   $11.902   $11.295      N/A       N/A       N/A       N/A

Percentage change in AUV             29.59%   -40.28%     6.11%    12.12%     5.37%    12.78%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               7         8         7        16        21         0      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                        $7.415    $9.787   $10.028       N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $8.909    $7.415    $9.787       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             20.15%   -24.24%    -2.40%       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             810       901     1,048       N/A       N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                        $5.073    $8.963   $10.012       N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $6.754    $5.073    $8.963       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             33.14%   -43.40%   -10.48%       N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)           1,931     2,086     2,471       N/A       N/A       N/A      N/A       N/A       N/A       N/A

JNF Money Market Portfolio (inception date May 1, 2008)
-------------------------------------------------------
Beginning AUV                       $10.073   $10.000    N/A          N/A       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $9.957   $10.073    N/A          N/A       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             -1.15%     0.73%    N/A          N/A       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             640       871    N/A          N/A       N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                        $9.203   $11.090   $10.383    $9.973       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.033    $9.203   $11.090   $10.383       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             19.88%   -17.02%     6.81%     4.11%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              19        11         2         0       N/A       N/A      N/A       N/A       N/A       N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                        $6.409   $11.563    $9.516   $10.104       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $8.944    $6.409   $11.563    $9.516       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             39.55%   -44.57%    21.51%    -5.82%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              18        15         3         3       N/A       N/A      N/A       N/A       N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                        $9.432   $11.197   $10.733    $9.978       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $12.138    $9.432   $11.197   $10.733       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             28.69%   -15.76%     4.32%     7.57%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               1         0         1         0       N/A       N/A      N/A       N/A       N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                       $10.064   $10.456   $10.234   $10.009       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.472   $10.064   $10.456   $10.234       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             13.99%    -3.75%     2.17%     2.25%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               4         2         1         0       N/A       N/A      N/A       N/A       N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                       $10.748   $10.994   $10.161   $10.000       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $12.384   $10.748   $10.994   $10.161       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             15.22%    -2.24%     8.20%     1.61%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              11        12         0         0       N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                        $8.105   $10.746   $10.529    $9.989       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.210    $8.105   $10.746   $10.529       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             38.31%   -24.58%     2.06%     5.41%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               4         1         1         0       N/A       N/A      N/A       N/A       N/A       N/A

Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                       $12.415   $10.734    $9.919   $10.047       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.706   $12.415   $10.734    $9.919       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             -5.71%    15.66%     8.22%    -1.27%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               4         4         2         0       N/A       N/A      N/A       N/A       N/A       N/A

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                       $10.426   $10.618   $10.029   $10.011       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.651   $10.426   $10.618   $10.029       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             11.75%    -1.81%     5.87%     0.18%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              13         5         0         0       N/A       N/A      N/A       N/A       N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                        $1.129    $1.232    $1.129    $1.137    $1.129    $1.052   $1.004       N/A       N/A       N/A
Ending AUV                           $1.318    $1.129    $1.232    $1.129    $1.137    $1.129   $1.052       N/A       N/A       N/A

Percentage change in AUV             16.74%    -8.36%     9.12%    -0.70%     0.71%     7.32%    4.78%       N/A       N/A       N/A

Ending Number of AUs (000s)           1,110     1,283       264       379       769       711       76       N/A       N/A       N/A

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $10.539   $10.722   $10.407   $10.120   $10.011   $10.000   N/A          N/A       N/A       N/A
Ending AUV                          $11.203   $10.539   $10.722   $10.407   $10.120   $10.011   N/A          N/A       N/A       N/A

Percentage change in AUV              6.30%    -1.71%     3.03%     2.84%     1.09%     0.11%   N/A          N/A       N/A       N/A

Ending Number of AUs (000s)              20        13        16        29        75        35   N/A          N/A       N/A       N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                        $1.199    $1.160    $1.082    $1.057    $1.046    $1.011   $1.000       N/A       N/A       N/A
Ending AUV                           $1.348    $1.199    $1.160    $1.082    $1.057    $1.046   $1.011       N/A       N/A       N/A

Percentage change in AUV             12.43%     3.36%     7.21%     2.37%     1.05%     3.46%    1.10%       N/A       N/A       N/A

Ending Number of AUs (000s)           1,313     1,024       879       737       887       890      328       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACT TRUST :
Cullen Value Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                        $7.210   $10.839   $10.331    $9.935       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $8.228    $7.210   $10.839   $10.331       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             14.12%   -33.48%     4.92%     3.99%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               3         3         1         0       N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST: (continued)
Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                        $6.435   $15.653   $11.144   $10.036       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.043    $6.435   $15.653   $11.144       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             71.61%   -58.89%    40.46%    11.04%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              20        18        35         0       N/A       N/A      N/A       N/A       N/A       N/A

Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                        $0.890    $1.299    $1.310    $1.088    $1.046    $0.914   $0.758    $0.916    $0.987       N/A
Ending AUV                           $1.000    $0.890    $1.299    $1.310    $1.088    $1.046   $0.914    $0.758    $0.916       N/A

Percentage change in AUV             12.36%   -31.49%    -0.84%    20.40%     4.02%    14.44%   20.58%   -17.25%    -7.19%       N/A

Ending Number of AUs (000s)             365       397       416       754       658       470    2,058     2,552     2,897       N/A

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                        $0.745    $1.151    $1.114    $0.971    $0.929    $0.850   $0.698    $0.877    $0.984       N/A
Ending AUV                           $0.917    $0.745    $1.151    $1.114    $0.971    $0.929   $0.850    $0.698    $0.877       N/A

Percentage change in AUV             23.09%   -35.27%     3.32%    14.73%     4.52%     9.29%   21.78%   -20.41%   -10.87%       N/A

Ending Number of AUs (000s)             100       165       161       368       368       389      469       195       136       N/A

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                        $7.367   $11.608   $11.149   $10.445   $10.003       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.626    $7.367   $11.608   $11.149   $10.445       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             57.81%   -36.54%     4.12%     6.74%     4.42%       N/A      N/A       N/A       N/A       N/A

Ending number of AUs (000s)               6         4         6         3         0       N/A      N/A       N/A       N/A       N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                        $8.191   $12.540   $12.073   $10.904   $10.057       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $10.117    $8.191   $12.540   $12.073   $10.904       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             23.51%   -34.68%     3.87%    10.72%     8.42%       N/A      N/A       N/A       N/A       N/A

Ending number of AUs (000s)               4         4         3         4         2       N/A      N/A       N/A       N/A       N/A

Money Market Portfolio (inception date May 1, 2005)
---------------------------------------------------
Beginning AUV                       $10.853   $10.750   $10.402   $10.094   $10.001       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $10.720   $10.853   $10.750   $10.402   $10.094       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             -1.23%     0.96%     3.35%     3.05%     0.93%       N/A      N/A       N/A       N/A       N/A

Ending number of AUs (000s)               6         6         6         6         1       N/A      N/A       N/A       N/A       N/A

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                        $9.204   $10.570   $10.098   $10.019       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.730    $9.204   $10.570   $10.098       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             27.44%   -12.92%     4.67%     0.79%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               5         1         3         0       N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                        $1.248    $2.232    $2.177    $1.823    $1.657    $1.476   $1.005       N/A       N/A       N/A
Ending AUV                           $1.946    $1.248    $2.232    $2.177    $1.823    $1.657   $1.476       N/A       N/A       N/A

Percentage change in AUV             55.93%   -44.09%     2.53%    19.42%    10.02%    12.26%   46.87%       N/A       N/A       N/A

Ending Number of AUs (000s)             169       175       233       364       308       532      184       N/A       N/A       N/A

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                        $1.451    $2.021    $2.094    $1.837    $1.716    $1.393   $0.998       N/A       N/A       N/A
Ending AUV                           $1.934    $1.451    $2.021    $2.094    $1.837    $1.716   $1.393       N/A       N/A       N/A

Percentage change in AUV             33.29%   -28.20%    -3.49%    13.99%     7.05%    23.19%   39.58%       N/A       N/A       N/A

Ending Number of AUs (000s)             233       281       290       481       723       530      132       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                        $7.857   $14.002   $12.481   $11.267   $10.041       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $10.801    $7.857   $14.002   $12.481   $11.267       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             37.47%   -43.89%    12.19%    10.77%    12.21%       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              87        86        82        76         0       N/A      N/A       N/A       N/A       N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                        $8.125   $11.783   $11.250   $10.527   $10.027       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $9.821    $8.125   $11.783   $11.250   $10.527       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             20.87%   -31.04%     4.74%     6.87%     4.99%       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              40        40        41        38         0       N/A      N/A       N/A       N/A       N/A

All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
--------------------------------------------------------------------
Beginning AUV                        $7.988   $10.808   $10.275    $9.908       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $9.325    $7.988   $10.808   $10.275       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             16.74%   -26.09%     5.19%     3.70%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               2         0         0         0       N/A       N/A      N/A       N/A       N/A       N/A

All-Asset Conservative Strategy Fund (inception date November 1, 2006)
----------------------------------------------------------------------
Beginning AUV                        $9.335   $10.617   $10.115    $9.984       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $9.671    $9.335   $10.617   $10.115       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV              3.60%   -12.07%     4.96%     1.31%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               0        11        10        11       N/A       N/A      N/A       N/A       N/A       N/A

All-Asset Moderate Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------
Beginning AUV                        $8.763   $10.783   $10.263    $9.952       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $9.660    $8.763   $10.783   $10.263       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             10.24%   -18.73%     5.07%     3.13%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              13        11         2         2       N/A       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
All-Cap Opportunity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                        $1.189    $2.034    $1.681    $1.530    $1.364    $1.250   $1.002       N/A       N/A       N/A
Ending AUV                           $1.492    $1.189    $2.034    $1.681    $1.530    $1.364   $1.250       N/A       N/A       N/A

Percentage change in AUV             25.48%   -41.54%    21.00%     9.87%    12.17%     9.12%   24.75%       N/A       N/A       N/A

Ending Number of AUs (000s)              22        26        18        11        24         6       16       N/A       N/A       N/A

Banking Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                        $5.079    $8.755   $12.177   $11.100   $11.576   $10.096      N/A       N/A       N/A       N/A
Ending AUV                           $4.836    $5.079    $8.755   $12.177   $11.100   $11.576      N/A       N/A       N/A       N/A

Percentage change in AUV             -4.78%   -41.99%   -28.10%     9.70%    -4.11%    14.66%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               2        10         1         1         0         3      N/A       N/A       N/A       N/A

Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $10.882   $20.213   $15.302   $12.688   $12.367    $9.969      N/A       N/A       N/A       N/A
Ending AUV                          $16.682   $10.882   $20.213   $15.302   $12.688   $12.367      N/A       N/A       N/A       N/A

Percentage change in AUV             53.30%   -46.16%    32.09%    20.60%     2.60%    24.05%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               7        11        13         7         7         1      N/A       N/A       N/A       N/A

Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                        $8.618    $9.907    $9.624   $10.095    $9.250    $9.795      N/A       N/A       N/A       N/A
Ending AUV                          $10.057    $8.618    $9.907    $9.624   $10.095    $9.250      N/A       N/A       N/A       N/A

Percentage change in AUV             16.70%   -13.01%     2.94%    -4.67%     9.14%    -5.56%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               8        13         6         6         6         0      N/A       N/A       N/A       N/A

Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------
Beginning AUV                        $5.067   $10.081    $7.803    $9.635   $10.048    N/A         N/A       N/A       N/A       N/A
Ending AUV                           $5.574    $5.067   $10.081    $7.803    $9.635    N/A         N/A       N/A       N/A       N/A

Percentage change in AUV             10.01%   -49.74%    29.19%   -19.01%    -4.11%    N/A         N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               8         7         7         1         0    N/A         N/A       N/A       N/A       N/A

Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                        $9.790   $12.959   $11.832   $10.218   $10.403   $10.096      N/A       N/A       N/A       N/A
Ending AUV                          $11.499    $9.790   $12.959   $11.832   $10.218   $10.403      N/A       N/A       N/A       N/A

Percentage change in AUV             17.46%   -24.45%     9.53%    15.80%    -1.78%     3.04%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               2         1         1         1        18         1      N/A       N/A       N/A       N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV                        $5.426   $14.373   $13.478   $10.470   $11.037    $9.918      N/A       N/A       N/A       N/A
Ending AUV                           $7.323    $5.426   $14.373   $13.478   $10.470   $11.037      N/A       N/A       N/A       N/A

Percentage change in AUV             34.96%   -62.25%     6.64%    28.73%    -5.14%    11.28%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               7         7         6         5         4         0      N/A       N/A       N/A       N/A

Electronics Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                        $4.454    $9.055    $9.418    $9.319    $9.098    $9.740      N/A       N/A       N/A       N/A
Ending AUV                           $7.548    $4.454    $9.055    $9.418    $9.319    $9.098      N/A       N/A       N/A       N/A

Percentage change in AUV             69.47%   -50.81%    -3.85%     1.06%     2.43%    -6.59%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               4         0         0         0         0         1      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Energy Fund (inception date May 1, 2004)
----------------------------------------
Beginning AUV                       $12.748   $23.958   $18.239   $16.525   $12.095   $10.225      N/A       N/A       N/A       N/A
Ending AUV                          $17.411   $12.748   $23.958   $18.239   $16.525   $12.095      N/A       N/A       N/A       N/A

Percentage change in AUV             36.58%   -46.79%    31.36%    10.37%    36.63%    18.29%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              26        31        24        28        49        14      N/A       N/A       N/A       N/A

Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $10.931   $26.148   $19.343   $17.674   $12.085   $10.174      N/A       N/A       N/A       N/A
Ending AUV                          $17.507   $10.931   $26.148   $19.343   $17.674   $12.085      N/A       N/A       N/A       N/A

Percentage change in AUV             60.16%   -58.20%    35.18%     9.44%    46.25%    18.78%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              22        30        33        20        39         9      N/A       N/A       N/A       N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                        $8.000   $17.976   $16.124   $12.625   $12.038   $10.113      N/A       N/A       N/A       N/A
Ending AUV                          $10.702    $8.000   $17.976   $16.124   $12.625   $12.038      N/A       N/A       N/A       N/A

Percentage change in AUV             33.78%   -55.50%    11.49%    27.71%     4.88%    19.03%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               3         1         3         2         3         2      N/A       N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                        $5.520   $10.776   $13.460   $11.692   $11.469   $10.048      N/A       N/A       N/A       N/A
Ending AUV                           $6.515    $5.520   $10.776   $13.460   $11.692   $11.469      N/A       N/A       N/A       N/A

Percentage change in AUV             18.03%   -48.78%   -19.94%    15.12%     1.94%    14.14%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              10         6         0         2         1         0      N/A       N/A       N/A       N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------
Beginning AUV                        $1.621    $1.135    $1.049    $1.098    $1.034    $0.967   $0.998       N/A       N/A       N/A
Ending AUV                           $1.094    $1.621    $1.135    $1.049    $1.098    $1.034   $0.967       N/A       N/A       N/A

Percentage change in AUV            -32.51%    42.82%     8.20%    -4.46%     6.19%     6.93%   -3.11%       N/A       N/A       N/A

Ending Number of AUs (000s)              50       115        57        54        43        18        2       N/A       N/A       N/A

Health Care Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                        $8.812   $11.893   $11.376   $10.975   $10.059   $10.065      N/A       N/A       N/A       N/A
Ending AUV                          $10.831    $8.812   $11.893   $11.376   $10.975   $10.059      N/A       N/A       N/A       N/A

Percentage change in AUV             22.91%   -25.91%     4.54%     3.65%     9.11%    -0.06%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               7         8        46        31        17         3      N/A       N/A       N/A       N/A

Internet Fund (inception date May 1, 2004)
------------------------------------------
Beginning AUV                        $6.965   $12.813   $11.772   $10.882   $11.189    $9.793      N/A       N/A       N/A       N/A
Ending AUV                          $11.391    $6.965   $12.813   $11.772   $10.882   $11.189      N/A       N/A       N/A       N/A

Percentage change in AUV             63.55%   -45.64%     8.84%     8.18%    -2.74%    14.26%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               2         0         0         1         2         3      N/A       N/A       N/A       N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------
Beginning AUV                        $9.585    $6.043    $6.734    $8.729    $8.710   $10.077      N/A       N/A       N/A       N/A
Ending AUV                           $5.231    $9.585    $6.043    $6.734    $8.729    $8.710      N/A       N/A       N/A       N/A

Percentage change in AUV            -45.43%    58.61%   -10.26%   -22.85%     0.22%   -13.57%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              23        28         1         0         1         0      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------
Beginning AUV                        $0.559    $0.813    $0.863    $0.810    $0.866    $0.983   $1.000       N/A       N/A       N/A
Ending AUV                           $0.658    $0.559    $0.813    $0.863    $0.810    $0.866   $0.983       N/A       N/A       N/A

Percentage change in AUV             17.71%   -31.24%    -5.79%     6.54%    -6.47%   -11.90%   -1.70%       N/A       N/A       N/A

Ending Number of AUs (000s)             108        76        47        30       147       456        4       N/A       N/A       N/A

Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                        $9.619    $7.257    $7.509    $7.917    $8.742    $9.942      N/A       N/A       N/A       N/A
Ending AUV                           $6.139    $9.619    $7.257    $7.509    $7.917    $8.742      N/A       N/A       N/A       N/A

Percentage change in AUV            -36.18%    32.55%    -3.36%    -5.15%    -9.44%   -12.07%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               1         1         0         0         0         0      N/A       N/A       N/A       N/A

Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------
Beginning AUV                       $10.704    $7.334    $8.383    $8.622    $8.634   $10.109      N/A       N/A       N/A       N/A
Ending AUV                           $6.324   $10.704    $7.334    $8.383    $8.622    $8.634      N/A       N/A       N/A       N/A

Percentage change in AUV            -40.92%    45.95%   -12.51%    -2.77%    -0.14%   -14.59%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              10        15         3         4         1         0      N/A       N/A       N/A       N/A

Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
--------------------------------------------------------------------
Beginning AUV                        $8.968    $7.294    $7.020    $8.086    $8.458    $9.964      N/A       N/A       N/A       N/A
Ending AUV                           $5.937    $8.968    $7.294    $7.020    $8.086    $8.458      N/A       N/A       N/A       N/A

Percentage change in AUV            -33.80%    22.95%     3.90%   -13.18%    -4.40%   -15.11%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               0         2         4         9         1         0      N/A       N/A       N/A       N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                        $0.865    $0.630    $0.634    $0.695    $0.710    $0.802   $0.999       N/A       N/A       N/A
Ending AUV                           $0.618    $0.865    $0.630    $0.634    $0.695    $0.710   $0.802       N/A       N/A       N/A

Percentage change in AUV            -28.55%    37.30%    -0.63%    -8.78%    -2.11%   -11.47%  -19.72%       N/A       N/A       N/A

Ending Number of AUs (000s)             100        45        25        23        36         6        2       N/A       N/A       N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                        $7.344   $11.113   $12.696   $12.246   $10.318    $9.875      N/A       N/A       N/A       N/A
Ending AUV                           $8.957    $7.344   $11.113   $12.696   $12.246   $10.318      N/A       N/A       N/A       N/A

Percentage change in AUV             21.96%   -33.92%   -12.47%     3.67%    18.69%     4.49%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               1         0         3         4        23         0      N/A       N/A       N/A       N/A

Leisure Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                        $6.340   $12.630   $13.143   $10.794   $11.507   $10.021      N/A       N/A       N/A       N/A
Ending AUV                           $8.548    $6.340   $12.630   $13.143   $10.794   $11.507      N/A       N/A       N/A       N/A

Percentage change in AUV             34.83%   -49.80%    -3.90%    21.76%    -6.20%    14.83%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               0         4         0         1         2         1      N/A       N/A       N/A       N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                        $0.995    $2.235    $2.188    $2.009    $1.786    $1.483   $1.000       N/A       N/A       N/A
Ending AUV                           $1.496    $0.995    $2.235    $2.188    $2.009    $1.786   $1.483       N/A       N/A       N/A

Percentage change in AUV             50.35%   -55.48%     2.15%     8.91%    12.49%    20.43%   48.30%       N/A       N/A       N/A

Ending Number of AUs (000s)              59        91        62        40        28        18       19       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
Multi-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                        $8.453   $10.547   $10.301    $9.996       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $8.061    $8.453   $10.547   $10.301       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             -4.64%   -19.85%     2.39%     3.05%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               0         0         0        10       N/A       N/A      N/A       N/A       N/A       N/A

NASDAQ-100(R) Fund (inception date May 1, 2000)
-----------------------------------------------
Beginning AUV                        $9.744   $17.012   $14.643   $14.039   $14.079   $13.058   $9.106   $15.102   $23.627   $39.086
Ending AUV                          $14.604    $9.744   $17.012   $14.643   $14.039   $14.079  $13.058    $9.106   $15.102   $23.627

Percentage change in AUV             49.88%   -42.72%    16.18%     4.30%    -0.28%     7.82%   43.40%   -39.70%   -36.08%   -39.55%

Ending Number of AUs (000s)              52        58        66        84        99       116      164       185       126        67

NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                        $4.090   $15.138   $11.975   $11.581   $12.111    $9.767      N/A       N/A       N/A       N/A
Ending AUV                           $8.784    $4.090   $15.138   $11.975   $11.581   $12.111      N/A       N/A       N/A       N/A

Percentage change in AUV            114.77%   -72.98%    26.41%     3.40%    -4.38%    24.00%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               7         8        13         5         5         2      N/A       N/A       N/A       N/A

Nova Fund (inception date May 1, 2000)
--------------------------------------
Beginning AUV                        $6.053   $13.485   $13.523   $11.498   $11.214    $9.922   $7.229   $11.405   $15.136   $18.407
Ending AUV                           $8.088    $6.053   $13.485   $13.523   $11.498   $11.214   $9.922    $7.229   $11.405   $15.136

Percentage change in AUV             33.62%   -55.11%    -0.28%    17.61%     2.53%    13.02%   37.25%   -36.62%   -24.65%   -17.77%

Ending Number of AUs (000s)              11        11        11        19        24        32       54        14        20        22

Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $11.678   $19.279   $16.354   $13.658   $11.457    $9.998      N/A       N/A       N/A       N/A
Ending AUV                          $17.186   $11.678   $19.279   $16.354   $13.658   $11.457      N/A       N/A       N/A       N/A

Percentage change in AUV             47.17%   -39.43%    17.89%    19.74%    19.21%    14.59%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              22        21        14        14         9         2      N/A       N/A       N/A       N/A

Real Estate Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                        $8.359   $14.526   $18.215   $14.129   $13.372   $10.091      N/A       N/A       N/A       N/A
Ending AUV                          $10.325    $8.359   $14.526   $18.215   $14.129   $13.372      N/A       N/A       N/A       N/A

Percentage change in AUV             23.52%   -42.45%   -20.25%    28.92%     5.66%    32.51%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               8        10        11        18        17         9      N/A       N/A       N/A       N/A

Retailing Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                        $6.861   $10.377   $12.041   $11.093   $10.665    $9.991      N/A       N/A       N/A       N/A
Ending AUV                           $9.757    $6.861   $10.377   $12.041   $11.093   $10.665      N/A       N/A       N/A       N/A

Percentage change in AUV             42.21%   -33.88%   -13.82%     8.55%     4.01%     6.75%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               1         1         0         0         1         0      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Russell 2000(R) 1.5X Strategy Fund (inception date May 1, 2003)
---------------------------------------------------------------
Beginning AUV                        $1.052    $2.193    $2.385    $2.001    $1.953    $1.581   $1.000       N/A       N/A       N/A
Ending AUV                           $1.382    $1.052    $2.193    $2.385    $2.001    $1.953   $1.581       N/A       N/A       N/A

Percentage change in AUV             31.37%   -52.03%    -8.05%    19.19%     2.46%    23.53%   58.10%       N/A       N/A       N/A

Ending Number of AUs (000s)              37        32        38        62        40        71       64       N/A       N/A       N/A

Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------
Beginning AUV                        $2.981    $8.942   $10.374    $9.620       N/A       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $3.992    $2.981    $8.942   $10.374       N/A       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             33.91%   -66.66%   -13.80%     7.84%       N/A       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               3         1         0         0       N/A       N/A      N/A       N/A       N/A       N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                        $4.502   $14.261   $14.375   $11.784   $11.559   $10.054      N/A       N/A       N/A       N/A
Ending AUV                           $6.498    $4.502   $14.261   $14.375   $11.784   $11.559      N/A       N/A       N/A       N/A

Percentage change in AUV             44.34%   -68.43%    -0.79%    21.99%     1.95%    14.97%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              10        11         7         4         3        12      N/A       N/A       N/A       N/A

S&P 500 Pure Growth (inception date July 15, 2004)
--------------------------------------------------
Beginning AUV                        $6.716   $11.319   $10.942   $10.527   $10.489    $9.955      N/A       N/A       N/A       N/A
Ending AUV                           $9.751    $6.716   $11.319   $10.942   $10.527   $10.489      N/A       N/A       N/A       N/A

Percentage change in AUV             45.19%   -40.67%     3.45%     3.94%     0.36%     5.36%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              12         1         2         2         2         0      N/A       N/A       N/A       N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------
Beginning AUV                        $6.289   $12.422   $13.313   $11.473   $11.167    $9.964      N/A       N/A       N/A       N/A
Ending AUV                           $9.380    $6.289   $12.422   $13.313   $11.473   $11.167      N/A       N/A       N/A       N/A

Percentage change in AUV             49.15%   -49.37%    -6.69%    16.04%     2.74%    12.07%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              12        10         6        12         7         0      N/A       N/A       N/A       N/A

S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
--------------------------------------------------------------
Beginning AUV                        $8.324   $13.221   $12.364   $12.157   $11.060   $10.057      N/A       N/A       N/A       N/A
Ending AUV                          $12.873    $8.324   $13.221   $12.364   $12.157   $11.060      N/A       N/A       N/A       N/A

Percentage change in AUV             54.65%   -37.04%     6.93%     1.70%     9.92%     9.97%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               7         3        13         3         4         0      N/A       N/A       N/A       N/A

S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
-------------------------------------------------------------
Beginning AUV                        $7.279   $13.097   $13.959   $12.091   $11.319   $10.040      N/A       N/A       N/A       N/A
Ending AUV                          $11.144    $7.279   $13.097   $13.959   $12.091   $11.319      N/A       N/A       N/A       N/A

Percentage change in AUV             53.10%   -44.42%    -6.18%    15.45%     6.82%    12.74%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              11        12         5         4         1         0      N/A       N/A       N/A       N/A

S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
----------------------------------------------------------------
Beginning AUV                        $8.183   $12.635   $12.828   $12.075   $11.530   $10.056      N/A       N/A       N/A       N/A
Ending AUV                          $10.810    $8.183   $12.635   $12.828   $12.075   $11.530      N/A       N/A       N/A       N/A

Percentage change in AUV             32.10%   -35.24%    -1.50%     6.24%     4.73%    14.66%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               5         1         1         1         9         0      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
---------------------------------------------------------------
Beginning AUV                        $6.043   $10.846   $13.812   $11.750   $11.497   $10.043      N/A       N/A       N/A       N/A
Ending AUV                           $9.669    $6.043   $10.846   $13.812   $11.750   $11.497      N/A       N/A       N/A       N/A

Percentage change in AUV             60.00%   -44.28%   -21.47%    17.55%     2.20%    14.48%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               9         6         3         4         1         0      N/A       N/A       N/A       N/A

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------
Beginning AUV                        $8.343    $8.015    $9.122   $10.350   $10.120       N/A      N/A       N/A       N/A       N/A
Ending AUV                           $6.924    $8.343    $8.015    $9.122   $10.350       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV            -17.01%     4.09%   -12.14%   -11.86%     2.27%       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               0         1         0         0         0       N/A      N/A       N/A       N/A       N/A

Technology Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                        $6.508   $12.091   $11.109   $10.639   $10.463    $9.844      N/A       N/A       N/A       N/A
Ending AUV                           $9.986    $6.508   $12.091   $11.109   $10.639   $10.463      N/A       N/A       N/A       N/A

Percentage change in AUV             53.44%   -46.17%     8.84%     4.42%     1.68%     6.29%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               8         7         7        21         5         0      N/A       N/A       N/A       N/A

Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                        $7.391   $13.712   $12.732   $10.803   $10.829    $9.887      N/A       N/A       N/A       N/A
Ending AUV                           $9.379    $7.391   $13.712   $12.732   $10.803   $10.829      N/A       N/A       N/A       N/A

Percentage change in AUV             26.90%   -46.10%     7.70%    17.86%    -0.24%     9.53%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               5         6         7         7         0         0      N/A       N/A       N/A       N/A

Transportation Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                        $9.435   $12.802   $14.229   $13.437   $12.561   $10.022      N/A       N/A       N/A       N/A
Ending AUV                          $10.921    $9.435   $12.802   $14.229   $13.437   $12.561      N/A       N/A       N/A       N/A

Percentage change in AUV             15.75%   -26.30%   -10.03%     5.89%     6.97%    25.33%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               0         1         0         1         1         1      N/A       N/A       N/A       N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------
Beginning AUV                        $1.020    $1.023    $0.999    $0.975    $0.970    $0.981   $0.995    $1.004    $1.000       N/A
Ending AUV                           $1.006    $1.020    $1.023    $0.999    $0.975    $0.970   $0.981    $0.995    $1.004       N/A

Percentage change in AUV             -1.37%    -0.29%     2.40%     2.46%     0.52%    -1.12%   -1.41%    -0.90%     0.40%       N/A

Ending Number of AUs (000s)             813       725       910       914     1,246     1,208    1,215       575         3       N/A

Utilities Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                       $11.588   $16.687   $14.994   $12.570   $11.529   $10.058      N/A       N/A       N/A       N/A
Ending AUV                          $13.003   $11.588   $16.687   $14.994   $12.570   $11.529      N/A       N/A       N/A       N/A

Percentage change in AUV             12.21%   -30.56%    11.29%    19.28%     9.03%    14.63%      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               4         7        11        10        17         5      N/A       N/A       N/A       N/A

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------
Beginning AUV                       $11.205   $12.948   $11.117    $9.659    $9.880       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.779   $11.205   $12.948   $11.117    $9.659       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV              5.12%   -13.46%    16.47%    15.09%    -2.24%       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)               4         5         2         1         0       N/A      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio (inception date May 1, 2000)
---------------------------------------------------------------------
Beginning AUV                        $0.509    $0.812    $0.715    $0.594    $0.561    $0.513   $0.361    $0.574    $0.554    $1.000
Ending AUV                           $0.800    $0.509    $0.812    $0.715    $0.594    $0.561   $0.513    $0.361    $0.574    $0.554

Percentage change in AUV             57.17%   -37.32%    13.57%    20.37%     5.88%     9.36%   42.11%   -37.13%     3.64%   -44.60%

Ending Number of AUs (000s)             518       503       543       857       820       989    1,153     1,180     1,356       652

Global Technology Portfolio (inception date May 1, 2000)
--------------------------------------------------------
Beginning AUV                        $0.394    $0.670    $0.589    $0.508    $0.477    $0.465   $0.347    $0.516    $0.673    $1.000
Ending AUV                           $0.629    $0.394    $0.670    $0.589    $0.508    $0.477   $0.465    $0.347    $0.516    $0.673

Percentage change in AUV             59.64%   -41.19%    13.75%    15.94%     6.50%     2.58%   34.01%   -32.78%   -23.30%   -32.70%

Ending Number of AUs (000s)             310       299       333       499       455       495      518       602       726       459
------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                        $1.094    $1.968    $2.097    $1.837    $1.625    $1.374   $1.000       N/A       N/A       N/A
Ending AUV                           $1.567    $1.094    $1.968    $2.097    $1.837    $1.625   $1.374       N/A       N/A       N/A

Percentage change in AUV             43.24%   -44.41%    -6.15%    14.15%    13.05%    18.27%   37.40%       N/A       N/A       N/A

Ending Number of AUs (000s)             722       678       684       714       525       361       98       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
Global Bond Fund
----------------
Beginning AUV                        $1.648    $1.613    $1.491    $1.420    $1.485    $1.380   $1.184    $0.987    $1.055    $1.050
Ending AUV                           $1.722    $1.648    $1.613    $1.491    $1.420    $1.485   $1.380    $1.184    $0.987    $1.055

Percentage change in AUV              4.49%     2.17%     8.18%     5.00%    -4.38%     7.61%   16.55%    19.95%    -6.44%     0.48%

Ending Number of AUs (000s)             272       323       309       379       597       808      534       515       230       282

Emerging Markets Fund
---------------------
Beginning AUV                        $1.075    $3.095    $2.281    $1.658    $1.274    $1.026   $0.675    $0.705    $0.728    $1.270
Ending AUV                           $2.259    $1.075    $3.095    $2.281    $1.658    $1.274   $1.026    $0.675    $0.705    $0.728

Percentage change in AUV            110.14%   -65.27%    35.69%    37.58%    30.14%    24.17%   52.00%    -4.23%    -3.19%   -42.67%

Ending Number of AUs (000s)             761       693       808       922     1,095     1,352    1,100     1,104     1,348     1,339

Global Hard Assets Fund
-----------------------
Beginning AUV                        $2.245    $4.226    $2.949    $2.402    $1.606    $1.314   $0.918    $0.958    $1.085    $0.988
Ending AUV                           $3.487    $2.245    $4.226    $2.949    $2.402    $1.606   $1.314    $0.918    $0.958    $1.085

Percentage change in AUV             55.32%   -46.88%    43.30%    22.77%    49.56%    22.22%   43.14%    -4.21%   -11.67%     9.82%

Ending Number of AUs (000s)             537       581       945       887     1,112     1,092    1,215     1,116       588     1,233

Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                        $0.908    $1.060    $1.033    $0.964    $0.976    $0.993   $1.000       N/A       N/A       N/A
Ending AUV                           $1.020    $0.908    $1.060    $1.033    $0.964    $0.976   $0.993       N/A       N/A       N/A

Percentage change in AUV             12.33%   -14.34%     2.61%     7.16%    -1.23%    -1.71%   -0.70%       N/A       N/A       N/A

Ending Number of AUs (000s)              23        11        92       136        14        13      431       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2009      2008      2007      2006      2005      2004     2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------
Beginning AUV                        $8.495   $15.484   $12.838   $11.355    $9.904       N/A      N/A       N/A       N/A       N/A
Ending AUV                          $11.754    $8.495   $15.484   $12.838   $11.355       N/A      N/A       N/A       N/A       N/A

Percentage change in AUV             38.36%   -45.14%    20.61%    13.06%    14.65%       N/A      N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             147       162       185       201       225       N/A      N/A       N/A       N/A       N/A

Opportunity Fund
----------------
Beginning AUV                        $1.519    $2.572    $2.447    $2.211    $2.078    $1.783   $1.319    $1.828    $1.926    $1.832
Ending AUV                           $2.213    $1.519    $2.572    $2.447    $2.211    $2.078   $1.783    $1.319    $1.828    $1.926

Percentage change in AUV             45.69%   -40.94%     5.11%    10.67%     6.40%    16.55%   35.18%   -27.86%    -5.07%     5.14%

Ending Number of AUs (000s)             770       802       896     1,055     1,324     1,677    1,710     2,069     1,836     1,300
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   APPENDIX E

       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                  Upon
        `                        Premium      Upon
State                            Payment  Annuitization  Nonqualified  Qualified
-----                            -------  -------------  ------------  ---------
California ....................                 X           2.35%        0.50%
Maine..........................     X                       2.00%(1)
Nevada.........................                 X           3.50%
South Dakota...................     X                       1.25%(2)
Texas .........................                 X           0.04%(3)     0.04%
West Virginia..................                 X           1.00%        1.00%
Wyoming........................     X                       1.00%
Commonwealth of Puerto Rico....     X                       1.00%(4)     1.00%

NOTE: The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes".

----------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(4) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

--------------------------------------------------------------------------------

                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy          01/2010

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o Service providers that perform marketing services for usService providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

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[LOGO] Jefferson National

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account E
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements


--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ACHEDU-SAI-E-0509) dated May 1, 2010 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name:_____________________________________________________________________

Mailing Address:__________________________________________________________

                                   Sincerely,

     ______________________________________________________________________

                                   (Signature)
--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2010, Jefferson National Life Insurance Company       JNL-ACHEDU-PROS-E-0510

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2010

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the "Variable Account"), dated May 1, 2010. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-8

FINANCIAL STATEMENTS                                                         B-8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the "Variable Account", was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2010 ($6,000 if age 50 or older by the end of 2010), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2010 ($6,000 if age 50 or older by the end of 2010). However, for single filers with modified adjusted gross income in excess of $105,000, but less than $120,000, the amount you may contribute is reduced. For married filing jointly, your contribution limit is reduced if modified gross income is in excess of $167,000, but less than $177,000. For married filing separately, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2010.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2009

                    Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2009

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E                                   PAGE
Statement of Assets and Liabilities as of December 31, 2009 ............       2
Statements of Operations and Statements of Changes in Net Assets for the
   Year Ended December 31, 2009 ........................................       8
Statements of Operations and Statements of Changes in Net Assets for the
   Year Ended December 31, 2008 ........................................      30
Notes to Financial Statements ..........................................      52
Report of Independent Registered Public Accounting Firm ................      81

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

==========================================================================================================================
                                                                                   SHARES          COST           VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
         Basic Value Fund ..................................................      15,395.141   $    123,009   $     91,601
         Core Equity Fund ..................................................      27,551.459        707,376        686,583
         Financial Services Fund ...........................................      13,195.686         58,684         67,298
         Global Health Care Fund ...........................................       9,378.505        158,503        148,837
         Global Real Estate Fund ...........................................      40,980.481        832,274        497,503
         High Yield Fund ...................................................      73,447.768        303,262        383,397
         Mid Cap Core Equity Fund ..........................................      10,714.263        116,808        116,036
         Technology Fund ...................................................       4,831.093         63,589         63,722
      The Alger Portfolios:
         Capital Appreciation Portfolio ....................................     140,797.763      4,505,706      6,465,434
         LargeCap Growth Portfolio .........................................     102,069.198      3,731,465      3,960,286
         MidCap Growth Portfolio ...........................................     197,969.708      3,443,793      2,114,316
         SmallCap Growth Portfolio .........................................      65,925.072      1,348,153      1,686,364
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .......................................      19,497.833        252,452        296,367
      American Century Variable Portfolios, Inc:
         Balanced Fund .....................................................      38,682.342        234,896        222,423
         Income & Growth Fund ..............................................     115,763.337        813,018        622,806
         Inflation Protection Fund .........................................       8,245.703         83,964         88,476
         International Fund ................................................      82,597.288        762,845        638,477
         Large Company Value Fund ..........................................         633.393          3,695          5,397
         Ultra Fund ........................................................         873.365          6,106          7,091
         Value Fund ........................................................     439,443.430      3,136,161      2,320,262
         Vista Fund ........................................................       5,785.186        103,410         76,307
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ...........................................         202.162          3,065          3,499
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ...................................       5,808.811         45,567         56,636
      The Dreyfus Socially Responsible Growth Fund, Inc. ...................      66,613.064      1,884,896      1,749,259
      Dreyfus Stock Index Fund .............................................     449,715.721     13,373,591     11,832,021
      Dreyfus Variable Investment Fund:
         International Value Portfolio .....................................      88,655.721      1,271,934        968,120
      Federated Insurance Series:
         Capital Income Fund II ............................................      68,398.250        583,226        593,013
         High Income Bond Fund II ..........................................      95,943.718        631,233        639,945
         International Equity Fund II ......................................      24,440.795        403,837        336,306
         Kaufmann Fund II ..................................................       9,358.721        109,250        117,078
         Market Opportunity Fund II ........................................       2,254.372         22,860         22,206
      Janus Aspen Series:
         Balanced Portfolio ................................................      15,691.280        418,447        421,782
         Enterprise Portfolio ..............................................     215,485.795      7,264,451      6,634,807
         Forty Portfolio ...................................................       5,066.062        168,306        170,220
         Global Life Sciences Portfolio ....................................         381.892          3,920          3,907
         Growth and Income Portfolio .......................................     104,360.674      1,551,702      1,668,727
         Janus Portfolio ...................................................     385,847.172      8,669,415      8,268,705
         Overseas Portfolio ................................................      38,282.645      1,911,526      1,756,791
         Perkins Mid Cap Value Portfolio ...................................       3,557.567         47,621         49,272
         Worldwide Portfolio ...............................................     326,087.649     10,555,902      8,536,974
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ........................................      39,559.956        866,995        760,739
         International Equity Portfolio ....................................       4,865.191         42,007         47,484
         US Small-Mid Cap Equity Portfolio .................................     100,922.664      1,272,937        976,931
         US Strategic Equity Portfolio .....................................      10,321.679        119,746         84,534
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ...........................         663.758         10,195          8,682
         ClearBridge Equity Income Builder Portfolio .......................         171.189          1,322          1,587
         ClearBridge Fundamental Value Portfolio ...........................       1,508.847         25,147         25,876
         ClearBridge Large Cap Growth Portfolio ............................         975.574         14,910         14,370
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ....................       2,006.258         13,672         15,047
         Western Asset Strategic Bond Portfolio ............................      14,547.693        141,700        128,020

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                   SHARES          COST           VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio .........................................      16,927.352   $    232,702   $    202,960
         Growth and Income Portfolio .......................................     143,643.119      3,768,177      2,923,137
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ..........................................       7,485.094        187,947        158,984
         Partners Portfolio ................................................     120,770.904      1,578,507      1,184,763
         Regency Portfolio .................................................       6,071.899         90,341         74,441
         Short Duration Bond Portfolio .....................................      52,029.165        649,560        583,767
         Small-Cap Growth Portfolio ........................................         508.315          4,494          5,210
         Socially Responsive Portfolio .....................................       6,417.258         98,355         77,649
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ............................................     520,766.591      8,113,480      7,217,825
         JNF Equity Portfolio ..............................................     793,028.770     18,560,859     13,045,323
         JNF Loomis Sayles Bond Portfolio ..................................         568.722          4,889          5,460
         JNF Money Market Portfolio ........................................   6,371,037.760      6,371,038      6,371,037
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...............................................      20,198.078        212,096        211,069
         CommodityRealReturn Strategy Portfolio ............................      18,824.300        204,242        161,889
         Emerging Markets Bond Portfolio ...................................       1,231.713         15,029         15,617
         Foreign Bond US Dollar-Hedged Portfolio ...........................       4,971.969         49,456         47,929
         Global Bond Unhedged Portfolio ....................................      11,167.909        145,825        142,056
         High Yield Portfolio ..............................................       5,493.907         37,069         39,995
         Long Term US Government Portfolio .................................       4,699.381         54,354         49,061
         Low Duration Portfolio ............................................      15,118.274        151,362        152,845
         Real Return Portfolio .............................................     117,624.318      1,384,348      1,463,247
         Short-Term Portfolio ..............................................      21,802.849        215,982        219,555
         Total Return Portfolio ............................................     163,586.231      1,722,561      1,770,002
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ............................................       2,205.413         25,361         22,870
         Emerging Markets Portfolio ........................................       8,326.245        259,522        224,309
         Equity Income Portfolio ...........................................      21,688.402        489,769        365,451
         Fund Portfolio ....................................................       4,677.691         84,744         91,636
         High Yield Portfolio ..............................................       7,393.995         56,016         70,316
         Mid Cap Value Portfolio ...........................................       2,722.499         31,524         39,231
         Money Market Portfolio ............................................      62,330.350         62,330         62,331
         Strategic Income Portfolio ........................................       5,759.129         57,586         57,937
      Royce Capital Fund:
         Micro-Cap Portfolio ...............................................      34,410.776        400,074        327,934
         Small-Cap Portfolio ...............................................      51,999.222        449,811        451,353
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund .......................................      31,480.589      1,086,868        944,733
         CLS AdvisorOne Clermont Fund ......................................      17,970.168        511,340        390,492
         All-Asset Aggressive Strategy Fund ................................       1,016.594         20,691         21,867
         All-Asset Conservative Strategy Fund ..............................          30.586            689            697
         All-Asset Moderate Strategy Fund ..................................       5,279.029        127,852        122,632
         All-Cap Opportunity Fund ..........................................       2,847.078         37,968         32,770
         Banking Fund ......................................................         873.979         10,811         10,942
         Basic Materials Fund ..............................................       4,014.716        114,279        117,309
         Biotechnology Fund ................................................       3,361.005         62,308         75,690
         Commodities Strategy Fund .........................................       3,509.272         43,740         44,147
         Consumer Products Fund ............................................         837.599         26,940         27,012
         Dow 2X Strategy Fund ..............................................         742.632         45,910         49,043
         Electronics Fund ..................................................       2,510.839         25,195         29,427
         Energy Fund .......................................................      17,076.182        409,595        450,299
         Energy Services Fund ..............................................      17,731.714        346,204        389,388
         Europe 1.25X Strategy Fund ........................................       1,844.084         31,601         30,999
         Financial Services Fund ...........................................       4,747.715         63,516         63,809
         Government Long Bond 1.2X Strategy Fund ...........................       8,285.984         61,721         54,605
         Health Care Fund ..................................................       2,983.820         74,922         78,922
         Internet Fund .....................................................       1,332.108         21,173         21,740
         Inverse Dow 2X Strategy Fund ......................................       6,062.374        143,491        119,489

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                   SHARES          COST           VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Inverse Government Long Bond Strategy Fund ........................       4,394.549   $     68,485   $     71,367
         Inverse Mid-Cap Strategy Fund .....................................         168.420          5,344          5,101
         Inverse NASDAQ-100(R) Strategy Fund ...............................       4,157.355         72,929         62,361
         Inverse Russell 2000(R) Strategy Fund .............................          64.339          1,925          1,845
         Inverse S&P 500 Strategy Fund .....................................       1,465.342         61,843         62,042
         Japan 2X Strategy Fund ............................................         712.059         13,201         13,222
         Leisure Fund ......................................................          37.464          1,581          1,561
         Mid Cap 1.5X Strategy Fund ........................................       5,922.637         84,879         88,485
         NASDAQ-100(R) Fund ................................................      47,919.195        687,316        764,790
         NASDAQ-100(R) 2X Strategy Fund ....................................       3,653.080         59,673         65,243
         Nova Fund .........................................................       1,459.442         87,874         89,259
         Precious Metals Fund ..............................................      27,003.000        358,843        372,370
         Real Estate Fund ..................................................       3,711.468         77,114         79,574
         Retailing Fund ....................................................       1,124.395          9,456         12,211
         Russell 2000(R) 1.5X Strategy Fund ................................       2,285.535         47,900         50,488
         Russell 2000(R) 2X Strategy Fund ..................................         106.173          8,930         10,625
         S&P 500 2X Strategy Fund ..........................................         748.740         61,147         67,124
         S&P 500 Pure Growth Fund ..........................................       4,683.455        110,634        113,574
         S&P 500 Pure Value Fund ...........................................       1,629.097         97,380        111,039
         S&P MidCap 400 Pure Growth Fund ...................................       2,924.882         76,662         86,459
         S&P MidCap 400 Pure Value Fund ....................................       1,838.651        119,356        122,877
         S&P SmallCap 600 Pure Growth Fund .................................       2,069.241         44,335         49,289
         S&P SmallCap 600 Pure Value Fund ..................................       1,064.640         83,866         86,790
         Strengthening Dollar 2X Strategy Fund .............................         447.038          3,481          3,076
         Technology Fund ...................................................       7,075.421         57,644         77,617
         Telecommunications Fund ...........................................       5,229.209         50,146         51,246
         Transportation Fund ...............................................         388.704          4,952          4,929
         U.S. Government Money Market Fund .................................     818,472.633        818,473        818,473
         Utilities Fund ....................................................       3,459.836         55,499         56,776
         Weakening Dollar 2X Strategy Fund .................................       1,731.598         44,933         46,321
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ..........................      21,229.685        327,963        414,827
         Global Technology Portfolio .......................................      11,066.190        163,846        195,208
      Third Avenue Variable Series Trust:
         Value Portfolio ...................................................      83,648.511      1,710,926      1,131,765
      Van Eck Worldwide Insurance Trust:
         Bond Fund .........................................................      39,807.336        458,929        467,736
         Emerging Markets Fund .............................................     153,289.874      1,701,264      1,719,913
         Hard Assets Fund ..................................................      63,952.682      2,100,871      1,871,256
         Multi-Manager Alternatives Fund ...................................       2,478.854         23,716         23,921
      Wells Fargo Advantage VT Funds:
         Discovery Fund ....................................................     110,092.656      1,491,881      1,728,455
         Opportunity Fund ..................................................     113,613.119      2,200,554      1,705,333
--------------------------------------------------------------------------------------------------------------------------
            Total assets ..................................................................................   $120,069,270
==========================================================================================================================

   The accompanying notes are an integral part of these financial statements.
4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                   UNITS        UNIT VALUE        VALUE
--------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      AIM Variable Insurance Funds:
         Basic Value Fund ..................................................      81,174.785   $   1.128436   $     91,601
         Core Equity Fund ..................................................      68,045.971      10.089983        686,583
         Financial Services Fund ...........................................     130,769.988       0.514632         67,298
         Global Health Care Fund ...........................................     135,138.305       1.101368        148,837
         Global Real Estate Fund ...........................................     243,632.572       2.042021        497,503
         High Yield Fund ...................................................      29,209.414      13.125817        383,397
         Mid Cap Core Equity Fund ..........................................      74,358.951       1.560480        116,036
         Technology Fund ...................................................     114,788.034       0.555129         63,722
      The Alger Portfolios:
         Capital Appreciation Portfolio ....................................   1,612,010.031       4.010701      6,465,290
         LargeCap Growth Portfolio .........................................   2,267,600.972       1.746264      3,959,830
         MidCap Growth Portfolio ...........................................   1,077,386.078       1.962450      2,114,316
         SmallCap Growth Portfolio .........................................   1,090,690.097       1.546144      1,686,364
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .......................................     302,326.230       0.980288        296,367
      American Century Variable Portfolios, Inc:
         Balanced Fund .....................................................      20,973.337      10.605056        222,423
         Income & Growth Fund ..............................................     623,182.939       0.999395        622,806
         Inflation Protection Fund .........................................       7,337.720      12.057635         88,476
         International Fund ................................................     428,389.675       1.490412        638,477
         Large Company Value Fund ..........................................         786.924       6.858089          5,397
         Ultra Fund ........................................................         803.845       8.821909          7,091
         Value Fund ........................................................   1,209,231.106       1.918791      2,320,262
         Vista Fund ........................................................      10,089.495       7.563012         76,307
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ...........................................         343.970      10.171009          3,499
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ...................................       5,309.470      10.667026         56,636
      The Dreyfus Socially Responsible Growth Fund, Inc. ...................     987,141.496       1.772045      1,749,259
      Dreyfus Stock Index Fund .............................................   5,556,190.141       2.127847     11,822,723
      Dreyfus Variable Investment Fund:
         International Value Portfolio .....................................     666,375.107       1.452816        968,120
      Federated Insurance Series:
         Capital Income Fund II ............................................     379,526.797       1.562507        593,013
         High Income Bond Fund II ..........................................     317,901.769       2.013027        639,945
         International Equity Fund II ......................................     208,661.014       1.611733        336,306
         Kaufmann Fund II ..................................................      12,833.139       9.123071        117,078
         Market Opportunity Fund II ........................................       2,308.816       9.617740         22,206
      Janus Aspen Series:
         Balanced Portfolio ................................................      39,401.055      10.704840        421,782
         Enterprise Portfolio ..............................................   2,812,169.479       2.359291      6,634,726
         Forty Portfolio ...................................................      16,898.801      10.072903        170,220
         Global Life Sciences Portfolio ....................................         413.292       9.452892          3,907
         Growth and Income Portfolio .......................................   1,222,050.633       1.365437      1,668,633
         Janus Portfolio ...................................................   4,244,211.752       1.948231      8,268,705
         Overseas Portfolio ................................................     518,502.413       3.388202      1,756,791
         Perkins Mid Cap Value Portfolio ...................................       5,298.224       9.299800         49,272
         Worldwide Portfolio ...............................................   3,878,123.120       2.201316      8,536,974
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ........................................      30,362.248      25.055410        760,739
         International Equity Portfolio ....................................       3,925.349      12.096875         47,484
         US Small-Mid Cap Equity Portfolio .................................     625,965.809       1.560678        976,931
         US Strategic Equity Portfolio .....................................      81,526.742       1.036891         84,534
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ...........................       1,164.960       7.452251          8,682
         ClearBridge Equity Income Builder Portfolio .......................         204.132       7.774807          1,587
         ClearBridge Fundamental Value Portfolio ...........................       3,415.524       7.576127         25,876
         ClearBridge Large Cap Growth Portfolio ............................       1,668.447       8.612903         14,370
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ....................       1,267.734      11.869322         15,047
         Western Asset Strategic Bond Portfolio ............................      11,661.378      10.978136        128,020

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                   UNITS        UNIT VALUE        VALUE
--------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio .........................................     138,896.208   $   1.461232   $    202,960
         Growth and Income Portfolio .......................................   2,350,786.153       1.243472      2,923,137
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ..........................................     164,741.968       0.965050        158,984
         Partners Portfolio ................................................     786,824.555       1.505752      1,184,763
         Regency Portfolio .................................................      49,717.499       1.497284         74,441
         Short Duration Bond Portfolio .....................................     455,419.009       1.281824        583,767
         Small-Cap Growth Portfolio ........................................       4,993.663       1.043264          5,210
         Socially Responsive Portfolio .....................................       7,086.004      10.958089         77,649
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ............................................     810,094.747       8.909358      7,217,424
         JNF Equity Portfolio ..............................................   1,931,490.362       6.753963     13,045,214
         JNF Loomis Sayles Bond Portfolio ..................................         516.046      10.580072          5,460
         JNF Money Market Portfolio ........................................     639,847.407       9.957120      6,371,037
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...............................................      19,131.024      11.032826        211,069
         CommodityRealReturn Strategy Portfolio ............................      18,099.674       8.944288        161,889
         Emerging Markets Bond Portfolio ...................................       1,286.594      12.138405         15,617
         Foreign Bond US Dollar-Hedged Portfolio ...........................       4,178.109      11.471574         47,929
         Global Bond Unhedged Portfolio ....................................      11,471.323      12.383564        142,056
         High Yield Portfolio ..............................................       3,567.626      11.210490         39,995
         Long Term US Government Portfolio .................................       4,191.093      11.705965         49,061
         Low Duration Portfolio ............................................      13,118.599      11.651034        152,845
         Real Return Portfolio .............................................   1,110,270.448       1.317919      1,463,247
         Short-Term Portfolio ..............................................      19,597.647      11.203113        219,555
         Total Return Portfolio ............................................   1,313,093.078       1.347964      1,770,002
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ............................................       2,779.671       8.227663         22,870
         Emerging Markets Portfolio ........................................      20,311.818      11.043270        224,309
         Equity Income Portfolio ...........................................     365,428.217       1.000061        365,451
         Fund Portfolio ....................................................      99,880.738       0.917456         91,636
         High Yield Portfolio ..............................................       6,048.330      11.625725         70,316
         Mid Cap Value Portfolio ...........................................       3,877.583      10.117395         39,231
         Money Market Portfolio ............................................       5,814.700      10.719506         62,331
         Strategic Income Portfolio ........................................       4,939.109      11.730217         57,937
      Royce Capital Fund:
         Micro-Cap Portfolio ...............................................     168,541.008       1.945723        327,934
         Small-Cap Portfolio ...............................................     233,346.626       1.934261        451,353
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund .......................................      87,465.287      10.801233        944,733
         CLS AdvisorOne Clermont Fund ......................................      39,760.795       9.821021        390,492
         All-Asset Aggressive Strategy Fund ................................       2,344.911       9.325409         21,867
         All-Asset Conservative Strategy Fund ..............................          72.105       9.671317            697
         All-Asset Moderate Strategy Fund ..................................      12,694.524       9.660207        122,632
         All-Cap Opportunity Fund ..........................................      21,964.509       1.491963         32,770
         Banking Fund ......................................................       2,262.426       4.836416         10,942
         Basic Materials Fund ..............................................       7,031.936      16.682385        117,309
         Biotechnology Fund ................................................       7,525.938      10.057219         75,690
         Commodities Strategy Fund .........................................       7,919.759       5.574246         44,147
         Consumer Products Fund ............................................       2,349.099      11.498951         27,012
         Dow 2X Strategy Fund ..............................................       6,697.294       7.322869         49,043
         Electronics Fund ..................................................       3,898.723       7.547907         29,427
         Energy Fund .......................................................      25,862.986      17.410932        450,299
         Energy Services Fund ..............................................      22,241.308      17.507434        389,388
         Europe 1.25X Strategy Fund ........................................       2,896.527      10.702192         30,999
         Financial Services Fund ...........................................       9,794.013       6.515065         63,809
         Government Long Bond 1.2X Strategy Fund ...........................      49,890.465       1.094491         54,605
         Health Care Fund ..................................................       7,286.717      10.830927         78,922
         Internet Fund .....................................................       1,908.623      11.390525         21,740
         Inverse Dow 2X Strategy Fund ......................................      22,841.555       5.231221        119,489
         Inverse Government Long Bond Strategy Fund ........................     108,383.580       0.658468         71,367
         Inverse Mid-Cap Strategy Fund .....................................         830.909       6.138724          5,101

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                   UNITS        UNIT VALUE        VALUE
--------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Inverse NASDAQ-100(R) Strategy Fund ...............................       9,859.509   $   6.324916   $     62,361
         Inverse Russell 2000(R) Strategy Fund .............................         310.678       5.937692          1,845
         Inverse S&P 500 Strategy Fund .....................................     100,381.240       0.618065         62,042
         Japan 2X Strategy Fund ............................................       1,476.252       8.956740         13,222
         Leisure Fund ......................................................         182.591       8.547574          1,561
         Mid Cap 1.5X Strategy Fund ........................................      59,159.545       1.495695         88,485
         NASDAQ-100(R) Fund ................................................      52,367.186      14.604370        764,790
         NASDAQ-100(R) 2X Strategy Fund ....................................       7,427.289       8.784281         65,243
         Nova Fund .........................................................      11,035.766       8.088196         89,259
         Precious Metals Fund ..............................................      21,666.548      17.186421        372,370
         Real Estate Fund ..................................................       7,706.971      10.324978         79,574
         Retailing Fund ....................................................       1,251.461       9.757405         12,211
         Russell 2000(R) 1.5X Strategy Fund ................................      36,519.491       1.382488         50,488
         Russell 2000(R) 2X Strategy Fund ..................................       2,661.569       3.991889         10,625
         S&P 500 2X Strategy Fund ..........................................      10,330.286       6.497795         67,124
         S&P 500 Pure Growth Fund ..........................................      11,647.471       9.750952        113,574
         S&P 500 Pure Value Fund ...........................................      11,837.787       9.380020        111,039
         S&P MidCap 400 Pure Growth Fund ...................................       6,716.540      12.872601         86,459
         S&P MidCap 400 Pure Value Fund ....................................      11,025.842      11.144477        122,877
         S&P SmallCap 600 Pure Growth Fund .................................       4,559.646      10.809859         49,289
         S&P SmallCap 600 Pure Value Fund ..................................       8,976.005       9.669089         86,790
         Strengthening Dollar 2X Strategy Fund .............................         444.216       6.923564          3,076
         Technology Fund ...................................................       7,772.435       9.986196         77,617
         Telecommunications Fund ...........................................       5,464.141       9.378598         51,246
         Transportation Fund ...............................................         451.304      10.921399          4,929
         U.S. Government Money Market Fund .................................     813,208.736       1.006473        818,473
         Utilities Fund ....................................................       4,366.409      13.002961         56,776
         Weakening Dollar 2X Strategy Fund .................................       3,932.469      11.779104         46,321
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ..........................     518,241.170       0.800452        414,827
         Global Technology Portfolio .......................................     310,081.676       0.629537        195,208
      Third Avenue Variable Series Trust:
         Value Portfolio ...................................................     722,049.998       1.567433      1,131,765
      Van Eck Worldwide Insurance Trust:
         Bond Fund .........................................................     271,594.325       1.722188        467,736
         Emerging Markets Fund .............................................     761,295.215       2.259193      1,719,913
         Hard Assets Fund ..................................................     536,583.843       3.487350      1,871,256
         Multi-Manager Alternatives Fund ...................................      23,452.014       1.020013         23,921
      Wells Fargo Advantage VT Funds:
         Discovery Fund ....................................................     147,057.742      11.753583      1,728,455
         Opportunity Fund ..................................................     770,449.863       2.213425      1,705,333
--------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' deferred annuity reserves .........................   $120,058,687
==========================================================================================================================
   Contract owners' annuity payment reserves:
      The Alger Portfolios:
         Capital Appreciation Portfolio ....................................                                  $        144
         LargeCap Growth Portfolio .........................................                                           456
      Dreyfus Stock Index Fund .............................................                                         9,298
      Janus Aspen Series:
         Enterprise Portfolio ..............................................                                            81
         Growth and Income Portfolio .......................................                                            94
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ............................................                                           401
         JNF Equity Portfolio ..............................................                                           109
--------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity payment reserves ..........................   $     10,583
--------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' reserves .......................................   $120,069,270
==========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                        AIM VARIABLE INSURANCE FUNDS
                                                                         -----------------------------------------------------------
                                                                                                               GLOBAL      GLOBAL
                                                                           BASIC        CORE      FINANCIAL    HEALTH       REAL
                                                                           VALUE       EQUITY     SERVICES      CARE       ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $     939   $   11,491   $   1,911   $     520   $      --
Expenses:
   Mortality and expense risk fees ...................................         970        7,496         640       2,006       5,228
   Administrative fees ...............................................         117          899          77         241         628
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..................................................       1,087        8,395         717       2,247       5,856
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...................................        (148)       3,096       1,194      (1,727)     (5,856)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................     (31,270)     (16,074)    (11,980)    (14,325)   (167,156)
   Net realized short-term capital gain distributions from
    investments in portfolio shares ..................................          --           --          --          --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .................................          --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares .......     (31,270)     (16,074)    (11,980)    (14,325)   (167,156)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...................................      60,666      161,277      25,097      54,909     280,203
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...........   $  29,248   $  148,299   $  14,311   $  38,857   $ 107,191
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                        AIM VARIABLE INSURANCE FUNDS
                                                                         -----------------------------------------------------------
                                                                                                               GLOBAL       GLOBAL
                                                                           BASIC        CORE      FINANCIAL    HEALTH        REAL
                                                                           VALUE       EQUITY     SERVICES      CARE        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $    (148)  $   3,096    $   1,194   $  (1,727)  $  (5,856)
   Net realized gain (loss) on investments in portfolio shares .......     (31,270)    (16,074)     (11,980)    (14,325)   (167,156)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .................................      60,666     161,277       25,097      54,909     280,203
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...........      29,248     148,299       14,311      38,857     107,191
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       5,736      21,287          908       3,632      14,896
   Contract redemptions ..............................................      (6,210)    (33,082)      (3,416)    (32,328)    (52,105)
   Net transfers (including mortality transfers) .....................      (5,154)      5,784       17,547     (10,977)    (18,037)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................................      (5,628)     (6,011)      15,039     (39,673)    (55,246)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .........................      23,620     142,288       29,350        (816)     51,945
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      67,981     544,295       37,948     149,653     445,558
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .....................................   $  91,601   $ 686,583    $  67,298   $ 148,837   $ 497,503
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                    ALLIANCEBERNSTEIN    AMERICAN
                                                                                                        VARIABLE         CENTURY
             AIM VARIABLE                                                                               PRODUCTS         VARIABLE
     INSURANCE FUNDS (CONTINUED)                        THE ALGER PORTFOLIOS (a)*                        SERIES         PORTFOLIOS
-------------------------------------   ---------------------------------------------------------   -----------------   -----------
                MID CAP
   HIGH           CORE                     CAPITAL       LARGECAP        MIDCAP        SMALLCAP          GROWTH &
   YIELD         EQUITY    TECHNOLOGY   APPRECIATION      GROWTH         GROWTH         GROWTH            INCOME          BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
$    28,081   $    1,278   $       --   $         --   $     22,717   $         --   $         --   $          12,792   $    8,391

      4,177        1,334          594         67,822         42,522         22,726         18,571               3,497        2,166
        502          160           71          8,139          5,103          2,729          2,229                 419          260
-----------------------------------------------------------------------------------------------------------------------------------
      4,679        1,494          665         75,961         47,625         25,455         20,800               3,916        2,426
-----------------------------------------------------------------------------------------------------------------------------------
     23,402         (216)        (665)       (75,961)       (24,908)       (25,455)       (20,800)              8,876        5,965
-----------------------------------------------------------------------------------------------------------------------------------

    (77,087)     (14,238)      (1,340)        62,336       (186,702)      (403,618)        59,146             (98,892)      (2,816)

         --           --           --             --             --             --             --                  --           --

         --        1,611           --             --             --             --             --                  --           --
-----------------------------------------------------------------------------------------------------------------------------------
    (77,087)     (12,627)      (1,340)        62,336      (186,702)       (403,618)        59,146             (98,892)      (2,816)
-----------------------------------------------------------------------------------------------------------------------------------

    182,204       41,506       23,208      2,224,567      1,507,977      1,165,488        501,219             144,819       23,885
-----------------------------------------------------------------------------------------------------------------------------------
$   128,519   $   28,663   $   21,203   $  2,210,942   $  1,296,367   $    736,415   $    539,565   $          54,803   $   27,034
===================================================================================================================================

===================================================================================================================================
                                                                                                    ALLIANCEBERNSTEIN    AMERICAN
                                                                                                        VARIABLE         CENTURY
             AIM VARIABLE                                                                               PRODUCTS         VARIABLE
     INSURANCE FUNDS (CONTINUED)                        THE ALGER PORTFOLIOS (a)*                        SERIES         PORTFOLIOS
-------------------------------------   ---------------------------------------------------------   -----------------   -----------
                MID CAP
   HIGH           CORE                     CAPITAL       LARGECAP        MIDCAP        SMALLCAP          GROWTH &
   YIELD         EQUITY    TECHNOLOGY   APPRECIATION      GROWTH         GROWTH         GROWTH            INCOME         BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
$    23,402   $     (216)  $     (665)  $    (75,961)   $   (24,908)  $    (25,455)  $    (20,800)  $           8,876   $    5,965
    (77,087)     (12,627)      (1,340)        62,336       (186,702)      (403,618)        59,146             (98,892)      (2,816)

    182,204       41,506       23,208      2,224,567      1,507,977      1,165,488        501,219             144,819       23,885
-----------------------------------------------------------------------------------------------------------------------------------
    128,519       28,663       21,203      2,210,942      1,296,367        736,415        539,565              54,803       27,034
-----------------------------------------------------------------------------------------------------------------------------------

      7,627        2,407        2,051        109,272         88,104         47,138         20,478               1,153       40,709
   (167,583)      (1,127)        (140)      (679,383)      (335,268)      (226,064)      (199,843)            (21,117)      (1,742)
    196,157        2,899        2,372         19,235        (87,862)       (70,999)       (50,496)             14,975       30,097
-----------------------------------------------------------------------------------------------------------------------------------

     36,201        4,179        4,283       (550,876)      (335,026)      (249,925)      (229,861)             (4,989)      69,064
-----------------------------------------------------------------------------------------------------------------------------------
    164,720       32,842       25,486      1,660,066        961,341        486,490        309,704              49,814       96,098
-----------------------------------------------------------------------------------------------------------------------------------
    218,677       83,194       38,236      4,805,368      2,998,945      1,627,826      1,376,660             246,553      126,325
-----------------------------------------------------------------------------------------------------------------------------------
$   383,397   $  116,036   $   63,722   $  6,465,434   $  3,960,286   $  2,114,316   $  1,686,364   $         296,367   $  222,423
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================
                                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                    ---------------------------------------------------------------
                                                                                                                LARGE
                                                                     INCOME &    INFLATION                     COMPANY
                                                                      GROWTH     PROTECTION   INTERNATIONAL     VALUE      ULTRA
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $   26,673   $    1,430   $      11,092   $     251   $      7
Expenses:
   Mortality and expense risk fees ..............................        6,871          976           6,901         126         47
   Administrative fees ..........................................          825          117             828          15          6
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .............................................        7,696        1,093           7,729         141         53
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................       18,977          337           3,363         110        (46)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................      (41,825)      (1,755)         (8,756)      3,582        (49)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ............................           --           --              --          --         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................           --           --              --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ..      (41,825)      (1,755)         (8,756)      3,582        (49)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      109,308        7,256         163,136       3,334      1,387
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......   $   86,460   $    5,838   $     157,743   $   7,026   $  1,292
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================
                                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                    ---------------------------------------------------------------
                                                                                                                LARGE
                                                                     INCOME &    INFLATION                     COMPANY
                                                                      GROWTH     PROTECTION   INTERNATIONAL     VALUE      ULTRA
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $   18,977   $      337   $       3,363   $     110   $    (46)
   Net realized gain (loss) on investments in portfolio shares ..      (41,825)      (1,755)         (8,757)      3,582        (49)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................      109,308        7,256         163,136       3,334      1,387
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......       86,460        5,838         157,742       7,026      1,292
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........       19,556        4,235          24,595          --      4,231
   Contract redemptions .........................................      (44,282)        (128)        (30,680)        (30)       (60)
   Net transfers (including mortality transfers) ................      (15,170)       9,023         (28,451)     (6,185)        --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions .............................................      (39,896)      13,130         (34,536)     (6,215)     4,171
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....................       46,564       18,968         123,206         811      5,463
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      576,242       69,508         515,271       4,586      1,628
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ................................   $  622,806   $   88,476   $     638,477   $   5,397   $  7,091
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                                                                         DREYFUS
         AMERICAN            DIREXION      DREYFUS                                       VARIABLE
     CENTURY VARIABLE       INSURANCE    INVESTMENT                                     INVESTMENT             FEDERATED
 PORTFOLIOS (CONTINUED)       TRUST      PORTFOLIOS                                        FUND             INSURANCE SERIES
------------------------   -----------   ----------                                    -------------   --------------------------
                             DYNAMIC      SMALLCAP    DREYFUS SOCIALLY     DREYFUS                                      HIGH
                              VP HY         STOCK        RESPONSIBLE        STOCK      INTERNATIONAL     CAPITAL       INCOME
   VALUE        VISTA         BOND          INDEX          GROWTH           INDEX          VALUE        INCOME II      BOND II
---------------------------------------------------------------------------------------------------------------------------------
$   118,095   $       --   $       765   $    1,646   $         15,297   $   218,200   $      35,525   $    25,376   $    65,666

     25,722          850           164          676             19,594       130,839          10,624         5,943         7,103
      3,087          102            19           81              2,351        15,701           1,274           714           852
---------------------------------------------------------------------------------------------------------------------------------
     28,809          952           183          757             21,945       146,540          11,898         6,657         7,955
---------------------------------------------------------------------------------------------------------------------------------
     89,286         (952)          582          889             (6,648)       71,660          23,627        18,719        57,711
---------------------------------------------------------------------------------------------------------------------------------

   (203,979)     (14,737)          (13)     (27,585)          (167,578)     (682,711)       (112,222)      (11,668)      (89,883)

         --            --           --           --                 --            --              --            --            --

         --            --           --       11,161                 --       660,115              --            --            --
---------------------------------------------------------------------------------------------------------------------------------
   (203,979)     (14,737)          (13)     (16,424)          (167,578)      (22,596)       (112,222)      (11,668)      (89,883)
---------------------------------------------------------------------------------------------------------------------------------

    461,037       27,896           742       30,934            616,587     2,315,493         316,867       105,151       259,151
---------------------------------------------------------------------------------------------------------------------------------
$   346,344   $   12,207   $     1,311   $   15,399   $        442,361   $ 2,364,557   $     228,272   $   112,202   $   226,979
=================================================================================================================================

=================================================================================================================================
                                                                                         DREYFUS
         AMERICAN            DIREXION      DREYFUS                                       VARIABLE
     CENTURY VARIABLE       INSURANCE    INVESTMENT                                     INVESTMENT             FEDERATED
 PORTFOLIOS (CONTINUED)       TRUST      PORTFOLIOS                                        FUND             INSURANCE SERIES
------------------------   -----------   ----------                                    -------------   --------------------------
                             DYNAMIC      SMALLCAP    DREYFUS SOCIALLY     DREYFUS                                      HIGH
                              VP HY         STOCK        RESPONSIBLE        STOCK      INTERNATIONAL     CAPITAL       INCOME
   VALUE        VISTA         BOND          INDEX          GROWTH           INDEX          VALUE        INCOME II      BOND II
---------------------------------------------------------------------------------------------------------------------------------
$    89,286   $     (952)  $       582   $      889   $         (6,648)  $    71,660   $      23,627   $    18,719   $    57,711
   (203,979)     (14,737)          (13)     (16,424)          (167,578)      (22,596)       (112,222)      (11,668)      (89,884)

    461,037       27,896           742       30,934            616,587     2,315,493         316,867       105,151       259,151
---------------------------------------------------------------------------------------------------------------------------------
    346,344       12,207         1,311       15,399            442,361     2,364,557         228,272       112,202       226,978
---------------------------------------------------------------------------------------------------------------------------------

     36,282        1,837         2,095        6,082             37,711       411,439          22,006         9,515        12,495
   (117,549)        (270)           --       (3,206)          (209,373)   (1,129,358)        (50,026)      (50,016)      (98,593)
    (76,081)      (5,594)       (2,436)       1,548            (41,103)     (319,825)        (42,389)      116,534       (42,627)
---------------------------------------------------------------------------------------------------------------------------------

   (157,348)      (4,027)         (341)       4,424           (212,765)   (1,037,744)        (70,409)       76,033      (128,725)
---------------------------------------------------------------------------------------------------------------------------------
    188,996        8,180           970       19,823            229,596     1,326,813         157,863       188,235        98,253
---------------------------------------------------------------------------------------------------------------------------------
  2,131,266       68,127         2,529       36,813          1,519,663    10,505,208         810,257       404,778       541,692
---------------------------------------------------------------------------------------------------------------------------------
$ 2,320,262   $   76,307   $     3,499   $   56,636   $      1,749,259   $11,832,021   $     968,120   $   593,013   $   639,945
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                  FEDERATED INSURANCE SERIES                 JANUS ASPEN SERIES
                                                         --------------------------------------------   ----------------------------
                                                         INTERNATIONAL                     MARKET
                                                           EQUITY II     KAUFMANN II   OPPORTUNITY II    BALANCED   ENTERPRISE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..........................................   $       8,354   $        --   $          274   $   9,361   $            --
Expenses:
   Mortality and expense risk fees ...................           3,565         1,122              257       3,856            69,774
   Administrative fees ...............................             427           135               31         462             8,373
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................           3,992         1,257              288       4,318            78,147
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...................           4,362        (1,257)             (14)      5,043           (78,147)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................         (22,922)      (12,709)            (205)    (16,836)         (378,776)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............              --            --              278          --                --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............              --            --               --      11,398                --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares ................................         (22,922)      (12,709)              73      (5,438)         (378,776)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .................         109,211        39,351             (263)     67,631         2,499,325
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ...................................   $      90,651   $    25,385   $         (204)  $  67,236   $     2,042,402
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                  FEDERATED INSURANCE SERIES                 JANUS ASPEN SERIES
                                                         --------------------------------------------   ----------------------------
                                                         INTERNATIONAL                     MARKET
                                                           EQUITY II     KAUFMANN II   OPPORTUNITY II    BALANCED   ENTERPRISE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $       4,362   $    (1,257)  $          (14)  $   5,043   $       (78,147)
   Net realized gain (loss) on investments in
     portfolio shares ................................         (22,922)      (12,709)              73      (5,438)         (378,776)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..........................................         109,211        39,351             (263)     67,631         2,499,325
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ...................................          90,651        25,385             (204)     67,236         2,042,402
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .......................................           2,855        33,158            2,576      21,805           109,007
   Contract redemptions ..............................         (44,015)       (8,599)             (30)    (20,335)         (456,194)
   Net transfers (including mortality transfers) .....          (4,239)       11,026             (149)     66,620           (76,262)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ................         (45,399)       35,585            2,397      68,090          (423,449)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......          45,252        60,970            2,193     135,326         1,618,953
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................         291,054        56,108           20,013     286,456         5,015,854
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................   $     336,306   $   117,078   $       22,206   $ 421,782   $     6,634,807
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================
                                                                                                               LAZARD
                                                                                                             RETIREMENT
                                      JANUS ASPEN SERIES (CONTINUED)                                           SERIES
----------------------------------------------------------------------------------------------------------   -----------
                                                                                PERKINS
              GLOBAL       GROWTH                                    PERKINS     SMALL
               LIFE         AND                                      MID CAP     COMPANY                      EMERGING
  FORTY      SCIENCES      INCOME      JANUS (c)*   OVERSEAS (d)*     VALUE    VALUE (e)*   WORLDWIDE (f)*    MARKETS
------------------------------------------------------------------------------------------------------------------------
$      39   $      --   $    11,500   $    38,085   $       8,365   $    262    $      --   $      104,789   $   17,519

    1,592         190        17,924        88,286          18,160        540            6           91,658        7,065
      190          23         2,151        10,594           2,179         65            1           10,998          848
------------------------------------------------------------------------------------------------------------------------
    1,782         213        20,075        98,880          20,339        605            7          102,656        7,913
------------------------------------------------------------------------------------------------------------------------
   (1,743)       (213)       (8,575)      (60,795)        (11,974)      (343)          (7)           2,133        9,606
------------------------------------------------------------------------------------------------------------------------

  (40,462)     (7,529)       14,674      (286,771)        (78,295)    (5,648)        (595)        (433,868)     (69,666)

       --          --            --            --              --         --           --               --           --

       --         418            --            --          42,280      1,179           --               --           --
------------------------------------------------------------------------------------------------------------------------
  (40,462)     (7,111)       14,674      (286,771)        (36,015)    (4,469)        (595)        (433,868)     (69,666)
------------------------------------------------------------------------------------------------------------------------

   85,187       9,578       454,484     2,495,352         837,287     17,036          544        2,726,562      338,794
------------------------------------------------------------------------------------------------------------------------
$  42,982   $   2,254   $   460,583   $ 2,147,786   $     789,298   $ 12,224    $     (58)  $    2,294,827   $  278,734
========================================================================================================================

========================================================================================================================
                                                                                                               LAZARD
                                                                                                             RETIREMENT
                                      JANUS ASPEN SERIES (CONTINUED)                                           SERIES
----------------------------------------------------------------------------------------------------------   -----------
                                                                                PERKINS
              GLOBAL       GROWTH                                    PERKINS     SMALL
               LIFE         AND                                      MID CAP     COMPANY                      EMERGING
  FORTY      SCIENCES      INCOME      JANUS (c)*   OVERSEAS (d)*     VALUE    VALUE (e)*   WORLDWIDE (f)*    MARKETS
------------------------------------------------------------------------------------------------------------------------
$  (1,743)  $    (213)  $    (8,575)  $   (60,795)  $     (11,974)  $   (343)  $       (7)  $        2,133   $    9,606
  (40,462)     (7,110)       14,674      (286,771)        (36,015)    (4,469)        (595)        (433,868)     (69,666)

   85,187       9,578       454,484     2,495,352         837,287     17,036          544        2,726,562      338,794
------------------------------------------------------------------------------------------------------------------------
   42,982       2,255       460,583     2,147,786         789,298     12,224          (58)       2,294,827      278,734
------------------------------------------------------------------------------------------------------------------------

    4,848          --        47,953       235,571          37,583      4,371          324          176,234        7,371
   (3,164)       (733)     (109,905)     (572,097)       (185,192)      (360)          --         (581,614)     (31,080)
    5,367     (25,965)       (3,718)      (74,227)         62,896     (2,842)      (1,839)         (38,876)      59,556
------------------------------------------------------------------------------------------------------------------------

    7,051     (26,698)      (65,670)     (410,753)        (84,713)     1,169       (1,515)        (444,256)      35,847
------------------------------------------------------------------------------------------------------------------------
   50,033     (24,443)      394,913     1,737,033         704,585     13,393       (1,573)       1,850,571      314,581
------------------------------------------------------------------------------------------------------------------------
  120,187      28,350     1,273,814     6,531,672       1,052,206     35,879        1,573        6,686,403      446,158
------------------------------------------------------------------------------------------------------------------------
$ 170,220   $   3,907   $ 1,668,727   $ 8,268,705   $   1,756,791   $ 49,272   $       --   $    8,536,974   $  760,739
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                 LEGG MASON
                                                                                                                  PARTNERS
                                                            LAZARD RETIREMENT SERIES (CONTINUED)           VARIABLE EQUITY TRUST
                                                       -----------------------------------------------   ---------------------------
                                                                                                                       CLEARBRIDGE
                                                                                                         CLEARBRIDGE      EQUITY
                                                       INTERNATIONAL   US SMALL-MID CAP   US STRATEGIC    AGGRESSIVE      INCOME
                                                          EQUITY         EQUITY (g)*         EQUITY      GROWTH (h)*   BUILDER (i)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ........................................   $       1,091   $             --   $        680   $        --   $         47
Expenses:
   Mortality and expense risk fees .................             582              9,680            945            91             17
   Administrative fees .............................              70              1,161            114            10              2
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...............................             652             10,841          1,059           101             19
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .................             439            (10,841)          (379)         (101)            28
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............         (29,776)          (133,330)       (14,718)          (55)           (86)
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ........................................              --                 --             --            --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..........              --                 --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares ..............................         (29,776)          (133,330)       (14,718)          (55)           (86)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ..........................................          37,869            475,691         31,267         2,309            349
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations                                     $       8,532   $        331,520   $     16,170   $     2,153   $        291
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                 LEGG MASON
                                                                                                                  PARTNERS
                                                            LAZARD RETIREMENT SERIES (CONTINUED)           VARIABLE EQUITY TRUST
                                                       -----------------------------------------------   ---------------------------
                                                                                                                       CLEARBRIDGE
                                                                                                         CLEARBRIDGE      EQUITY
                                                       INTERNATIONAL   US SMALL-MID CAP   US STRATEGIC    AGGRESSIVE      INCOME
                                                          EQUITY         EQUITY (g)*         EQUITY      GROWTH (h)*   BUILDER (i)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................   $         439   $        (10,841)  $       (379)  $      (101)  $         28
   Net realized gain (loss) on investments in
     portfolio shares ..............................         (29,776)          (133,330)       (14,718)          (55)           (86)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ........................................          37,869            475,691         31,267         2,309            349
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .................................           8,532            331,520         16,170         2,153            291
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .....................................           4,169             12,734          2,998         1,139          1,141
   Contract redemptions ............................          (1,348)           (40,393)        (7,421)           --             --
   Net transfers (including mortality transfers) ...         (16,002)           (37,154)        (7,844)           --              2
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ..............         (13,181)           (64,813)       (12,267)        1,139          1,143
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ......          (4,649)           266,707          3,903         3,292          1,434
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................          52,133            710,224         80,631         5,390            153
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..................   $      47,484   $        976,931   $     84,534   $     8,682   $      1,587
====================================================================================================================================

*     See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
        LEGG MASON                  LEGG MASON
     PARTNERS VARIABLE           PARTNERS VARIABLE                LORD                  NEUBERGER BERMAN ADVISERS
 EQUITY TRUST (CONTINUED)          INCOME TRUST             ABBETT SERIES FUND               MANAGEMENT TRUST
-------------------------   ---------------------------   ----------------------   ------------------------------------
              CLEARBRIDGE       WESTERN        WESTERN
CLEARBRIDGE      LARGE           ASSET          ASSET                   GROWTH
FUNDAMENTAL       CAP         GLOBAL HIGH     STRATEGIC   AMERICA'S       AND        MID-CAP
VALUE (j)*    GROWTH (k)*   YIELD BOND (l)*   BOND (m)*     VALUE       INCOME       GROWTH       PARTNERS     REGENCY
-----------------------------------------------------------------------------------------------------------------------
$       302   $        34   $         1,328   $   5,393   $   6,381   $   26,323    $      --   $    25,651   $  1,089

        207           140               187       1,586       2,318       33,459        1,691        12,069        714
         25            17                22         190         278        4,015          203         1,448         86
-----------------------------------------------------------------------------------------------------------------------
        232           157               209       1,776       2,596       37,474        1,894        13,517        800
-----------------------------------------------------------------------------------------------------------------------
         70          (123)            1,119       3,617       3,785      (11,151)      (1,894)       12,134        289
-----------------------------------------------------------------------------------------------------------------------

       (105)         (373)           (2,412)     (2,734)    (32,709)    (179,232)      (4,287)     (368,071)    (5,774)

         --            --                --       1,173          --           --           --            --         --

         --            --                --         101          --           --           --       113,945        919
-----------------------------------------------------------------------------------------------------------------------
       (105)         (373)           (2,412)     (1,460)    (32,709)    (179,232)      (4,287)     (254,126)    (4,855)
-----------------------------------------------------------------------------------------------------------------------

      4,875         4,478             7,455      21,641      65,369      628,042       43,166       662,864     25,685
-----------------------------------------------------------------------------------------------------------------------
$     4,840   $     3,982   $         6,162   $  23,798   $  36,445   $  437,659    $  36,985   $   420,872   $ 21,119
=======================================================================================================================

=======================================================================================================================
        LEGG MASON                  LEGG MASON
     PARTNERS VARIABLE           PARTNERS VARIABLE                LORD                  NEUBERGER BERMAN ADVISERS
 EQUITY TRUST (CONTINUED)          INCOME TRUST             ABBETT SERIES FUND               MANAGEMENT TRUST
-------------------------   ---------------------------   ----------------------    -----------------------------------
              CLEARBRIDGE       WESTERN        WESTERN
CLEARBRIDGE      LARGE           ASSET          ASSET                   GROWTH
FUNDAMENTAL       CAP         GLOBAL HIGH     STRATEGIC   AMERICA'S       AND        MID-CAP
VALUE (j)*    GROWTH (k)*   YIELD BOND (l)*   BOND (m)*     VALUE       INCOME       GROWTH       PARTNERS     REGENCY
-----------------------------------------------------------------------------------------------------------------------
$        70   $      (123)  $         1,119   $   3,617   $   3,785   $   (11,151)  $  (1,894)  $    12,134   $    289
       (105)         (373)           (2,412)     (1,460)    (32,709)     (179,232)     (4,287)     (254,126)    (4,855)

      4,875         4,478             7,455      21,641      65,369       628,042      43,166       662,864     25,685
-----------------------------------------------------------------------------------------------------------------------
      4,840         3,982             6,162      23,798      36,445       437,659      36,985       420,872     21,119
-----------------------------------------------------------------------------------------------------------------------

      2,571         3,133                --       1,564       8,463        86,351         977        20,152        553
        (15)         (190)           (5,993)    (14,027)    (34,522)     (221,628)     (5,549)      (63,085)      (610)
     12,175          (449)              163      (1,875)     (3,945)     (168,208)      9,181       (82,784)     3,996
-----------------------------------------------------------------------------------------------------------------------

     14,731         2,494            (5,830)    (14,338)    (30,004)     (303,485)      4,609      (125,717)     3,939
-----------------------------------------------------------------------------------------------------------------------
     19,571         6,476               332       9,460       6,441       134,174      41,594       295,155     25,058
-----------------------------------------------------------------------------------------------------------------------
      6,305         7,894            14,715     118,560     196,519     2,788,963     117,390       889,608     49,383
-----------------------------------------------------------------------------------------------------------------------
$    25,876   $    14,370   $        15,047   $ 128,020   $ 202,960   $ 2,923,137   $ 158,984   $ 1,184,763   $ 74,441
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                       NEUBERGER BERMAN ADVISERS               NORTHERN LIGHTS
                                                                      MANAGEMENT TRUST (CONTINUED)             VARIABLE TRUST
                                                                ---------------------------------------   --------------------------
                                                                   SHORT
                                                                  DURATION     SMALL-CAP     SOCIALLY         JNF           JNF
                                                                    BOND        GROWTH      RESPONSIVE      BALANCED       EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $    44,242   $        --   $     1,582   $   117,543   $   112,030
Expenses:
   Mortality and expense risk fees ..........................         7,289            63           880        83,540       139,411
   Administrative fees ......................................           875             8           106        10,025        16,729
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ........................................         8,164            71           986        93,565       156,140
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..........................        36,078           (71)          596        23,978       (44,110)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...................................       (19,117)       (1,834)       (6,318)     (265,551)     (887,400)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..................            --            --            --            --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..................            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ................................................       (19,117)       (1,834)       (6,318)     (265,551)     (887,400)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .......................        48,120         3,096        24,135     1,491,232     4,257,430
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................   $    65,081   $     1,191   $    18,413   $ 1,249,659   $ 3,325,920
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                       NEUBERGER BERMAN ADVISERS               NORTHERN LIGHTS
                                                                      MANAGEMENT TRUST (CONTINUED)             VARIABLE TRUST
                                                                ---------------------------------------   --------------------------
                                                                   SHORT
                                                                  DURATION     SMALL-CAP      SOCIALLY        JNF           JNF
                                                                    BOND        GROWTH       RESPONSIVE     BALANCED      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $    36,078   $       (71)  $       596   $    23,978   $   (44,110)
   Net realized gain (loss) on investments in
      shares portfolio ......................................       (19,117)       (1,834)       (6,318)     (265,551)     (887,400)
   Net change in unrealized appreciation (depreciation)
      investments in portfolio shares  of ...................        48,120         3,096        24,135     1,491,232     4,257,430
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ..........................................        65,081         1,191        18,413     1,249,659     3,325,920
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......        14,888         1,836           960       166,590       317,196
   Contract redemptions .....................................       (88,122)         (553)      (10,039)     (623,636)     (862,541)
   Net transfers (including mortality transfers) ............       (18,662)         (372)         (554)     (254,500)     (315,839)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...............................       (91,896)          911        (9,633)     (711,546)     (861,184)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............       (26,815)        2,102         8,780       538,113     2,464,736
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................       610,582         3,108        68,869     6,679,712    10,580,587
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..........................   $   583,767   $     5,210   $    77,649   $ 7,217,825   $13,045,323
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
    NORTHERN LIGHTS
    VARIABLE TRUST
      (CONTINUED)                                                PIMCO VARIABLE INSURANCE TRUST
-------------------------    ------------------------------------------------------------------------------------------------------
   JNF                                                                     FOREIGN
  LOOMIS          JNF                        COMMODITY-     EMERGING         BOND          GLOBAL                        LONG
  SAYLES         MONEY           ALL         REALRETURN      MARKETS      US DOLLAR-        BOND           HIGH         TERM US
   BOND          MARKET         ASSET         STRATEGY        BOND          HEDGED        UNHEDGED         YIELD       GOVERNMENT
-----------------------------------------------------------------------------------------------------------------------------------
$      283    $    20,945    $    12,816    $     7,191    $     1,147    $       562    $     3,691    $    2,722    $      1,965

        51         95,810          1,971          1,300            256            218          1,469           390             652
         6         11,497            237            156             30             26            176            47              78
-----------------------------------------------------------------------------------------------------------------------------------
        57        107,307          2,208          1,456            286            244          1,645           437             730
-----------------------------------------------------------------------------------------------------------------------------------
       226        (86,362)        10,608          5,735            861            318          2,046         2,285           1,235
-----------------------------------------------------------------------------------------------------------------------------------

      (270)            --         (1,735)       (37,748)         2,437             80         (2,184)        1,690             810

        --             --             --          6,777             --          1,581         11,559            --           1,826

        --             --             --          4,988             --             --            279            --           1,821
-----------------------------------------------------------------------------------------------------------------------------------
      (270)            --         (1,735)       (25,983)         2,437          1,661          9,654         1,690           4,457
-----------------------------------------------------------------------------------------------------------------------------------

       571             --         21,686         54,943          1,861           (427)         2,983         6,089          (8,694)
-----------------------------------------------------------------------------------------------------------------------------------
$      527    $   (86,362)   $    30,559    $    34,695    $     5,159    $     1,552    $    14,683    $   10,064    $     (3,002)
===================================================================================================================================

====================================================================================================================================
    NORTHERN LIGHTS
    VARIABLE TRUST
      (CONTINUED)                                                PIMCO VARIABLE INSURANCE TRUST
-------------------------    -------------------------------------------------------------------------------------------------------
   JNF                                                                      FOREIGN
  LOOMIS          JNF                        COMMODITY-     EMERGING          BOND         GLOBAL                        LONG
  SAYLES         MONEY           ALL         REALRETURN      MARKETS       US DOLLAR-       BOND           HIGH         TERM US
   BOND          MARKET         ASSET         STRATEGY        BOND           HEDGED       UNHEDGED         YIELD       GOVERNMENT
------------------------------------------------------------------------------------------------------------------------------------
$      226    $   (86,362)   $    10,608    $     5,735    $       861    $       318    $     2,046    $    2,285    $      1,235
      (269)            --         (1,735)       (25,983)         2,437          1,661          9,654         1,690           4,457

       571             --         21,686         54,943          1,861           (427)         2,983         6,089          (8,694)
------------------------------------------------------------------------------------------------------------------------------------
       528        (86,362)        30,559         34,695          5,159          1,552         14,683        10,064          (3,002)
------------------------------------------------------------------------------------------------------------------------------------

        --        408,264          5,776          3,754            640          1,067            956         5,582           1,311
    (2,751)    (1,951,488)          (911)          (128)           (30)       (11,005)       (14,944)       (9,371)         (1,131)
     7,683       (770,652)        77,213         29,701          5,149         37,928         17,333        24,383           5,615
------------------------------------------------------------------------------------------------------------------------------------

     4,932     (2,313,876)        82,078         33,327          5,759         27,990          3,345        20,594           5,795
------------------------------------------------------------------------------------------------------------------------------------
     5,460     (2,400,238)       112,637         68,022         10,918         29,542         18,028        30,658           2,793
------------------------------------------------------------------------------------------------------------------------------------
        --      8,771,275         98,432         93,867          4,699         18,387        124,028         9,337          46,268
------------------------------------------------------------------------------------------------------------------------------------
$    5,460    $ 6,371,037    $   211,069    $   161,889    $    15,617    $    47,929    $   142,056    $   39,995    $     49,061
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                                REALESTATE-
                                                                       LOW       REALRETURN        REAL        SHORT-      TOTAL
                                                                     DURATION   STRATEGY (n)*     RETURN       TERM        RETURN
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $   2,323   $          --   $   44,267   $   3,721   $   76,338
Expenses:
   Mortality and expense risk fees ..............................         851              35       17,927       2,408       18,398
   Administrative fees ..........................................         102               4        2,151         289        2,207
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ............................................         953              39       20,078       2,697       20,605
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................       1,370             (39)      24,189       1,024       55,733
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................      (2,993)        (13,202)     (27,563)     (1,120)      12,745
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................       2,308              --       52,728         699       25,125
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................       1,675              --        1,977       1,293       27,569
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
         shares .................................................         990         (13,202)      27,142         872       65,439
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................       4,659          11,557      166,519       9,214       45,681
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $   7,019   $      (1,684)  $  217,850   $  11,110   $  166,853
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                                REALESTATE-
                                                                       LOW       REALRETURN        REAL        SHORT-      TOTAL
                                                                     DURATION   STRATEGY (n)*     RETURN       TERM        RETURN
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $   1,370   $         (39)  $   24,189   $   1,024   $   55,733
   Net realized gain (loss) on investments in portfolio
      shares ....................................................         990         (13,202)      27,142         872       65,439
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................       4,659          11,557      166,519       9,214       45,681
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ........       7,019          (1,684)     217,850      11,110      166,853
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........         165             180       12,235       3,403      104,733
   Contract redemptions .........................................     (22,527)            (30)    (207,926)    (35,012)     (72,432)
   Net transfers (including mortality transfers) ................     112,128          (9,348)      (7,209)     98,687      342,859
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................      89,766          (9,198)    (202,900)     67,078      375,160
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................      96,785         (10,882)      14,950      78,188      542,013
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      56,060          10,882    1,448,297     141,367    1,227,989
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............................   $ 152,845   $          --   $1,463,247   $ 219,555   $1,770,002
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================
                                          PIONEER VARIABLE CONTRACTS TRUST
---------------------------------------------------------------------------------------------------------------------
                                                     GLOBAL
 CULLEN      EMERGING       EQUITY                    HIGH         HIGH       INTERNATIONAL     MID CAP     MONEY
 VALUE       MARKETS        INCOME        FUND      YIELD (o)*     YIELD        VALUE (o)*      VALUE       MARKET
---------------------------------------------------------------------------------------------------------------------
$     151   $    1,481   $    10,302   $    1,506   $      113   $    4,195   $       1,078   $      648   $     105

      253        2,052         4,181        1,265           11          713             164          552         785
       30          246           502          152            1           86              19           66          93
---------------------------------------------------------------------------------------------------------------------
      283        2,298         4,683        1,417           12          799             183          618         878
---------------------------------------------------------------------------------------------------------------------
     (132)        (817)        5,619           89          101        3,396             895           30        (773)
---------------------------------------------------------------------------------------------------------------------

   (3,210)     (41,052)      (36,093)     (48,135)      (2,547)      (7,508)        (50,310)     (11,374)         --

       --           --            --           --           --           --              --           --          --

       --           --            --           --           --           --              --           --          --
---------------------------------------------------------------------------------------------------------------------
   (3,210)     (41,052)      (36,093)     (48,135)      (2,547)      (7,508)        (50,310)     (11,374)         --
---------------------------------------------------------------------------------------------------------------------

    5,858      129,058        71,234       66,572        2,513       31,525          42,602       20,178          --
---------------------------------------------------------------------------------------------------------------------
$   2,516   $   87,189   $    40,760   $   18,526   $       67   $   27,413   $      (6,813)  $    8,834   $    (773)
=====================================================================================================================

=====================================================================================================================
                                          PIONEER VARIABLE CONTRACTS TRUST
---------------------------------------------------------------------------------------------------------------------
                                                     GLOBAL
 CULLEN      EMERGING       EQUITY                    HIGH         HIGH       INTERNATIONAL     MID CAP     MONEY
 VALUE       MARKETS        INCOME        FUND      YIELD (o)*     YIELD        VALUE (o)*      VALUE       MARKET
---------------------------------------------------------------------------------------------------------------------
$    (132)  $     (817)  $     5,619   $       89   $      101   $    3,396   $         895   $       30   $    (773)
   (3,210)     (41,052)      (36,093)     (48,135)      (2,547)      (7,508)        (50,310)     (11,375)         --

    5,858      129,058        71,234       66,572        2,513       31,525          42,602       20,178          --
---------------------------------------------------------------------------------------------------------------------
    2,516       87,189        40,760       18,526           67       27,413          (6,813)       8,833        (773)
---------------------------------------------------------------------------------------------------------------------

      329       10,858        17,347       13,982        6,545          469           1,420        2,404          --
     (247)        (650)      (25,634)     (31,112)          --           --            (577)      (5,316)         --
   (2,340)      11,560       (20,794)     (32,308)     (10,602)      15,563         (49,945)      (1,373)         --
---------------------------------------------------------------------------------------------------------------------

   (2,258)      21,768       (29,081)     (49,438)      (4,057)      16,032         (49,102)      (4,285)         --
---------------------------------------------------------------------------------------------------------------------
      258      108,957        11,679      (30,912)      (3,990)      43,445         (55,915)       4,548        (773)
---------------------------------------------------------------------------------------------------------------------
   22,612      115,352       353,772      122,548        3,990       26,871          55,915       34,683      63,104
---------------------------------------------------------------------------------------------------------------------
$  22,870   $  224,309   $   365,451   $   91,636   $       --   $   70,316   $          --   $   39,231   $  62,331
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                               PIONEER
                                                                               VARIABLE                                     RYDEX
                                                                              CONTRACTS                  ROYCE            VARIABLE
                                                                          TRUST (CONTINUED)           CAPITAL FUND          TRUST
                                                                        ----------------------   ---------------------   -----------
                                                                                                                            CLS
                                                                        SMALL CAP    STRATEGIC                           ADVISORONE
                                                                        VALUE (o)*    INCOME     MICRO-CAP   SMALL-CAP    AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............   $       14   $     851   $      --   $      --   $    4,826
Expenses:
   Mortality and expense risk fees ..................................            9         147       3,302       5,257        9,728
   Administrative fees ..............................................            1          18         396         631        1,167
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ................................................           10         165       3,698       5,888       10,895
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..................................            4         686      (3,698)     (5,888)      (6,069)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...........................................       (3,131)       (497)    (30,476)    (64,370)     (23,594)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...............................           --         197          --          --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...............................           --         114          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ......       (3,131)       (186)    (30,476)    (64,370)     (23,594)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..................................        2,971       1,407     156,271     193,896      286,577
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .........   $     (156)  $   1,907   $ 122,097   $ 123,638   $  256,914
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                               PIONEER
                                                                               VARIABLE                                     RYDEX
                                                                              CONTRACTS                  ROYCE            VARIABLE
                                                                          TRUST (CONTINUED)           CAPITAL FUND          TRUST
                                                                        ----------------------   ---------------------   -----------
                                                                                                                            CLS
                                                                        SMALL CAP    STRATEGIC                           ADVISORONE
                                                                        VALUE (o)*    INCOME     MICRO-CAP   SMALL-CAP    AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................................   $        4   $     686   $  (3,698)  $  (5,888)  $   (6,069)
   Net realized gain (loss) on investments in portfolio shares ......       (3,131)       (186)    (30,476)    (64,370)     (23,594)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...............................        2,971       1,407     156,271     193,896      286,577
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ............         (156)      1,907     122,097     123,638      256,914
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..............          121         415       6,238      10,820       43,636
   Contract redemptions .............................................         --       (10,681)    (14,786)    (25,421)     (38,042)
   Net transfers (including mortality transfers) ....................       (2,501)     60,015      (4,301)    (65,772)       9,506
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..............................       (2,380)     49,749     (12,849)    (80,373)      15,100
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......................       (2,536)     51,656     109,248      43,265      272,014
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................        2,536       6,281     218,686     408,088      672,719
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..................................    $       --   $  57,937   $ 327,934   $ 451,353   $  944,733
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
   CLS         ALL-ASSET       ALL-ASSET       ALL-ASSET
ADVISORONE    AGGRESSIVE     CONSERVATIVE      MODERATE          ALL-CAP                     BASIC                     COMMODITIES
 CLERMONT    STRATEGY (p)*   STRATEGY (q)*   STRATEGY (r)*   OPPORTUNITY (s)*   BANKING    MATERIALS   BIOTECHNOLOGY     STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
$    7,834   $        --     $        --     $           2   $             28   $    356   $     251   $          --   $       717
     4,407              83             394           1,300                350        368       1,401           1,100           704
       529              10              48             156                 42         44         168             132            84
-----------------------------------------------------------------------------------------------------------------------------------
     4,936              93             442           1,456                392        412       1,569           1,232           788
-----------------------------------------------------------------------------------------------------------------------------------
     2,898             (93)           (442)         (1,454)              (364)       (56)     (1,318)         (1,232)          (71)
-----------------------------------------------------------------------------------------------------------------------------------

   (12,532)             10         (23,173)           (737)            (4,080)    (6,412)     21,884          (1,578)      (40,784)

        --              --              --              --                 --         --          --              --            --

        --              --              --              --                 --         --       3,687              --            --
-----------------------------------------------------------------------------------------------------------------------------------
   (12,532)             10         (23,173)           (737)            (4,080)    (6,412)     25,571          (1,578)      (40,784)
-----------------------------------------------------------------------------------------------------------------------------------

    78,286           1,176          16,652          12,846             10,434       (483)     20,662          17,270        41,064
-----------------------------------------------------------------------------------------------------------------------------------
$   68,652   $       1,093   $      (6,963)  $      10,655   $          5,990   $ (6,951)  $  44,915   $      14,460   $       209
===================================================================================================================================

===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
   CLS         ALL-ASSET       ALL-ASSET       ALL-ASSET
ADVISORONE    AGGRESSIVE     CONSERVATIVE      MODERATE          ALL-CAP                     BASIC                     COMMODITIES
 CLERMONT    STRATEGY (p)*   STRATEGY (q)*   STRATEGY (r)*   OPPORTUNITY (s)*   BANKING    MATERIALS   BIOTECHNOLOGY     STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
$    2,898   $         (93)  $        (442)  $      (1,454)  $           (364)  $    (56)  $  (1,318)  $      (1,232)  $       (71)
   (12,532)             10         (23,173)           (737)            (4,080)    (6,412)     25,571          (1,578)      (40,784)

    78,286           1,176          16,652          12,846             10,434       (483)     20,662          17,270        41,064
-----------------------------------------------------------------------------------------------------------------------------------
    68,652           1,093          (6,963)         10,655              5,990     (6,951)     44,915          14,460           209
-----------------------------------------------------------------------------------------------------------------------------------

     2,721          16,042             689          13,219              2,251        846         610           3,508         5,479
   (16,697)             --             (30)         (1,235)            (1,981)    (3,793)    (12,028)            (62)          (30)
     7,375           4,732         (99,155)             --             (4,223)   (29,975)    (38,157)        (58,077)        4,013
-----------------------------------------------------------------------------------------------------------------------------------

    (6,601)         20,774         (98,496)         11,984             (3,953)   (32,922)    (49,575)        (54,631)        9,462
-----------------------------------------------------------------------------------------------------------------------------------
    62,051          21,867        (105,459)         22,639              2,037    (39,873)     (4,660)        (40,171)        9,671
-----------------------------------------------------------------------------------------------------------------------------------
   328,441              --         106,156          99,993             30,733     50,815     121,969         115,861        34,476
-----------------------------------------------------------------------------------------------------------------------------------
$  390,492   $      21,867   $         697   $     122,632   $         32,770   $ 10,942   $ 117,309   $      75,690   $    44,147
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                         CONSUMER    DOW 2X                               ENERGY
                                                                         PRODUCTS   STRATEGY   ELECTRONICS     ENERGY     SERVICES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............   $     430   $     --   $        --   $      --   $       --
Expenses:
   Mortality and expense risk fees ..................................         219        493           222       5,290        4,788
   Administrative fees ..............................................          26         59            26         635          574
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ................................................         245        552           248       5,925        5,362
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..................................         185       (552)         (248)     (5,925)      (5,362)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...........................................       3,556     13,484         4,687    (111,670)    (384,980)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...............................          --         --            --           6           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...............................          --         --            --      31,216       17,988
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ......       3,556     13,484         4,687     (80,448)    (366,992)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..................................        (342)     2,249         4,649     218,044      545,101
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .........   $   3,399   $ 15,181   $     9,088   $ 131,671   $  172,747
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                         CONSUMER    DOW 2X                                ENERGY
                                                                         PRODUCTS   STRATEGY   ELECTRONICS    ENERGY      SERVICES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................................   $     185   $   (552)  $      (248)  $  (5,925)  $   (5,362)
   Net realized gain (loss) on investments in portfolio shares ......       3,556     13,484         4,687     (80,448)    (366,992)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...............................        (342)     2,249         4,649     218,044      545,101
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .........       3,399     15,181         9,088     131,671      172,747
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..............          --      1,469           249      28,216       13,637
   Contract redemptions .............................................      (2,770)        --          (202)    (35,403)     (17,682)
   Net transfers (including mortality transfers) ....................      15,127     (5,543)       18,581     (67,046)    (110,032)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..............................      12,357     (4,074)       18,628     (74,233)    (114,077)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......................      15,756     11,107        27,716      57,438       58,670
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................      11,256     37,936         1,711     392,861      330,718
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..................................   $  27,012   $ 49,043   $    29,427   $ 450,299   $  389,388
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================
                                        RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                           GOVERNMENT                                      INVERSE
                             LONG                              INVERSE    GOVERNMENT   INVERSE        INVERSE
EUROPE 1.25X   FINANCIAL   BOND 1.2X     HEALTH                 DOW 2X    LONG BOND    MID-CAP     NASDAQ-100(R)
  STRATEGY     SERVICES    STRATEGY       CARE     INTERNET    STRATEGY    STRATEGY    STRATEGY       STRATEGY
-----------------------------------------------------------------------------------------------------------------
$        653   $   1,015   $    1,718   $     --   $     --   $      --   $       --   $      --   $          70

         213         510          976        879        282       2,581          638          85           1,242
          25          61          117        105         34         309           76          10             149
-----------------------------------------------------------------------------------------------------------------
         238         571        1,093        984        316       2,890          714          95           1,391
-----------------------------------------------------------------------------------------------------------------
         415         444          625       (984)      (316)     (2,890)        (714)        (95)         (1,321)
-----------------------------------------------------------------------------------------------------------------

         307      17,024      (39,339)    (1,583)     6,917    (132,051)         268      (5,375)        (42,578)

          --          --       16,591         --         --          --           --          --              --

          --          --        8,265         --         --          --           --          --              --
-----------------------------------------------------------------------------------------------------------------
         307      17,024      (14,483)    (1,583)     6,917    (132,051)         268      (5,375)        (42,578)
-----------------------------------------------------------------------------------------------------------------

       2,933        (704)     (33,643)    16,610        567      55,595        2,437       1,180          (2,683)
-----------------------------------------------------------------------------------------------------------------
$      3,655   $  16,764   $  (47,501)  $ 14,043   $  7,168   $ (79,346)  $    1,991   $  (4,290)  $     (46,582)
=================================================================================================================

=================================================================================================================
                                        RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                           GOVERNMENT                                      INVERSE
                             LONG                              INVERSE    GOVERNMENT   INVERSE        INVERSE
EUROPE 1.25X   FINANCIAL   BOND 1.2X     HEALTH                 DOW 2X    LONG BOND    MID-CAP     NASDAQ-100(R)
  STRATEGY     SERVICES    STRATEGY       CARE     INTERNET    STRATEGY    STRATEGY    STRATEGY       STRATEGY
-----------------------------------------------------------------------------------------------------------------
$        415   $     444   $      625   $   (984)  $   (316)  $  (2,890)  $     (714)  $    (95)   $      (1,321)
         307      17,024      (14,483)    (1,583)     6,917    (132,051)         268     (5,375)         (42,578)

       2,933        (704)     (33,643)    16,610        567      55,595        2,437      1,180           (2,683)
-----------------------------------------------------------------------------------------------------------------
       3,655      16,764      (47,501)    14,043      7,168     (79,346)       1,991     (4,290)         (46,582)
-----------------------------------------------------------------------------------------------------------------

         164          75        3,719        454        459       7,122           51        566            4,382
         (77)    (10,486)     (33,683)    (3,268)        --     (11,058)        (432)       (30)          (9,117)
      17,397      22,372      (53,879)    (4,997)    14,113     (65,244)      27,415      3,372          (50,053)
-----------------------------------------------------------------------------------------------------------------

      17,484      11,961      (83,843)    (7,811)    14,572     (69,180)      27,034      3,908          (54,788)
-----------------------------------------------------------------------------------------------------------------
      21,139      28,725     (131,344)     6,232     21,740    (148,526)      29,025       (382)        (101,370)
-----------------------------------------------------------------------------------------------------------------
       9,860      35,084      185,949     72,690         --     268,015       42,342      5,483          163,731
-----------------------------------------------------------------------------------------------------------------
$     30,999   $  63,809   $   54,605   $ 78,922   $ 21,740   $ 119,489   $   71,367   $  5,101    $      62,361
=================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

============================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ----------------------------------------------------------
                                                                   INVERSE
                                                                   RUSSELL    INVERSE                               MID CAP
                                                                   2000(R)    S&P 500     JAPAN 2X                   1.5X
                                                                  STRATEGY   STRATEGY   STRATEGY (t)*    LEISURE   STRATEGY
----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $     --   $     --   $          29   $     --   $     59
Expenses:
   Mortality and expense risk fees ............................        199        698             128         21        962
   Administrative fees ........................................         23         84              15          2        115
----------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................        222        782             143         23      1,077
----------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................       (222)      (782)           (114)       (23)    (1,018)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................    (10,689)   (30,053)          3,432     (4,524)    40,844
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................         --         --              --         --         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................         --         --              --         --         --
----------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ...................................................    (10,689)   (30,053)          3,432     (4,524)    40,844
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      1,782      2,673             (38)     4,290     (7,607)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....   $ (9,129)  $(28,162)  $       3,280   $   (257)  $ 32,219
============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

============================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ---------------------------------------------------------
                                                                  INVERSE
                                                                  RUSSELL    INVERSE                                MID CAP
                                                                  2000(R)    S&P 500      JAPAN 2X                   1.5X
                                                                  STRATEGY   STRATEGY   STRATEGY (t)*    LEISURE   STRATEGY
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $   (222)  $   (782)  $        (114)  $    (23)  $ (1,018)
   Net realized gain (loss) on investments in portfolio
     shares ...................................................    (10,689)   (30,053)          3,432     (4,523)    40,844
   Net change in unrealized appreciation (depreciation)
     of  investments in portfolio shares ......................      1,782      2,673             (38)     4,290     (7,607)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....     (9,129)   (28,162)          3,280       (256)    32,219
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        410     10,973             189         --      3,685
   Contract redemptions .......................................         --     (1,266)         (1,057)       (21)    (8,133)
   Net transfers (including mortality transfers) ..............     (5,295)    41,979           9,470    (24,251)   (30,025)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from  contract
       owners' transactions ...................................     (4,885)    51,686           8,602    (24,272)   (34,473)
----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................    (14,014)    23,524          11,882    (24,528)    (2,254)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     15,859     38,518           1,340     26,089     90,739
----------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..............................   $  1,845   $ 62,042   $      13,222   $  1,561   $ 88,485
============================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
                                         RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
  MULTI-CAP                                                                                  RUSSELL       RUSSELL
    CORE                      NASDAQ-100(R)              PRECIOUS    REAL                 2000(R) 1.5X   2000(R) 2X
   EQUITY     NASDAQ-100(R)    2X STRATEGY      NOVA      METALS    ESTATE    RETAILING     STRATEGY      STRATEGY
--------------------------------------------------------------------------------------------------------------------
 $       --   $          --   $          --   $    763   $     --   $ 2,097   $      --   $         --   $        1

         14           8,224             594        985      3,853       791         126            504           79
          2             987              71        118        463        94          16             60            9
--------------------------------------------------------------------------------------------------------------------
         16           9,211             665      1,103      4,316       885         142            564           88
--------------------------------------------------------------------------------------------------------------------
        (16)         (9,211)           (665)      (340)    (4,316)    1,212        (142)          (564)         (87)
--------------------------------------------------------------------------------------------------------------------

     (1,028)       (105,138)         26,287     25,639    136,609    11,365        (952)         9,648         (638)

         --              --              --         --         --        --          --             --           --

         --              --              --         --         --        --          --             --           --
--------------------------------------------------------------------------------------------------------------------
     (1,028)       (105,138)         26,287     25,639    136,609    11,365        (952)         9,648         (638)
--------------------------------------------------------------------------------------------------------------------

      1,189         382,278           5,704      (390)    (46,441)      535       4,476          1,060        6,270
--------------------------------------------------------------------------------------------------------------------
 $      145   $     267,929   $      31,326   $ 24,909   $ 85,852   $13,112   $   3,382   $     10,144   $    5,545
====================================================================================================================

====================================================================================================================
                                         RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
  MULTI-CAP                                                                                  RUSSELL       RUSSELL
    CORE                      NASDAQ-100(R)              PRECIOUS     REAL                2000(R) 1.5X   2000(R) 2X
   EQUITY      NASDAQ-100(R)   2X STRATEGY      NOVA      METALS    ESTATE    RETAILING     STRATEGY      STRATEGY
--------------------------------------------------------------------------------------------------------------------
$       (16)  $      (9,211)  $        (665)  $   (340)  $ (4,316)  $ 1,212   $    (142)   $      (564)  $      (87)
     (1,028)       (105,138)         26,287     25,639    136,609    11,365        (952)         9,648         (638)

      1,189         382,278           5,704       (390)   (46,441)      535       4,476          1,060        6,270
--------------------------------------------------------------------------------------------------------------------
        145         267,929          31,326     24,909     85,852    13,112       3,382         10,144        5,545
--------------------------------------------------------------------------------------------------------------------

        160          13,145           1,261       (786)     9,902       799         266          1,000           --
         --         (57,462)        (13,373)    (4,774)    (1,648)   (4,341)         --         (2,263)          --
     (3,793)        (21,903)         15,235        710     27,990   (10,671)      4,547          8,287        1,869
--------------------------------------------------------------------------------------------------------------------

     (3,633)        (66,220)          3,123     (4,850)    36,244   (14,213)      4,813          7,024        1,869
--------------------------------------------------------------------------------------------------------------------
     (3,488)        201,709          34,449     20,059    122,096    (1,101)      8,195         17,168        7,414
--------------------------------------------------------------------------------------------------------------------
      3,488         563,081          30,794     69,200    250,274    80,675       4,016         33,320        3,211
--------------------------------------------------------------------------------------------------------------------
 $       --   $     764,790   $      65,243   $ 89,259   $372,370   $79,574   $  12,211   $     50,488   $   10,625
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                                                             S&P            S&P
                                                                                S&P 500       S&P 500       MIDCAP         MIDCAP
                                                                S&P 500 2X       PURE          PURE        400 PURE       400 PURE
                                                                 STRATEGY     GROWTH (u)*   VALUE (v)*    GROWTH (w)*    VALUE (x)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $       369   $       --     $    1,905   $         --   $       897
Expenses:
   Mortality and expense risk fees .........................           709            390        1,125            512           352
   Administrative fees .....................................            85             47          135             61            42
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................           794            437        1,260            573           394
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................          (425)          (437)         645           (573)          503
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................        12,401          6,822          223            828         3,020
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --             --           --             --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --             --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ................................................        12,401          6,822          223            828         3,020
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..........................         4,832          2,894       28,880         17,716        15,513
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................   $    16,808   $      9,279   $   29,748   $     17,971   $    19,036
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                                                              S&P           S&P
                                                                                S&P 500       S&P 500       MIDCAP         MIDCAP
                                                                S&P 500 2X       PURE          PURE        400 PURE       400 PURE
                                                                 STRATEGY     GROWTH (u)*   VALUE (v)*    GROWTH (w)*    VALUE (x)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $      (425)  $       (437)  $      645   $       (573)  $       503
   Net realized gain (loss) on investments in portfolio
     shares ................................................        12,401          6,822          223            828         3,020
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................         4,832          2,894       28,880         17,716        15,513
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................        16,808          9,279       29,748         17,971        19,036
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....         9,107          1,291        2,282          4,562           458
   Contract redemptions ....................................          (210)          (915)      (2,232)        (3,654)       (4,587)
   Net transfers (including mortality transfers) ...........        (6,715)        96,598       15,313         45,037        22,384
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ................................        2,182         96,974       15,363         45,945        18,255
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............        18,990        106,253       45,111         63,916        37,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................        48,134          7,321       65,928         22,543        85,586
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................   $    67,124   $    113,574   $  111,039   $     86,459   $   122,877
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
     S&P           S&P                                                                        U.S.
  SMALLCAP      SMALLCAP    STRENGTHENING                                                  GOVERNMENT                   WEAKENING
  600 PURE      600 PURE      DOLLAR 2X                       TELE-                           MONEY                     DOLLAR 2X
 GROWTH (y)*   VALUE (z)*      STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET      UTILITIES       STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$         --   $    1,133   $          --   $       --   $        2,030   $           45   $      447   $     3,333   $          18

         554        1,244              66          823              591               77       12,046           870             595
          67          149               8           99               71                9        1,445           105              71
------------------------------------------------------------------------------------------------------------------------------------
         621        1,393              74          922              662               86       13,491           975             666
------------------------------------------------------------------------------------------------------------------------------------
        (621)        (260)            (74)        (922)           1,368              (41)     (13,044)        2,358            (648)
------------------------------------------------------------------------------------------------------------------------------------

       5,449       25,743          (2,060)     (24,589)           9,845            1,391           --         4,106         (12,656)

          --           --             123           --               --               --           --            --              --

          --           --             226           --               --               --           --            --              --
------------------------------------------------------------------------------------------------------------------------------------
       5,449       25,743          (1,711)     (24,589)           9,845            1,391           --         4,106         (12,656)
------------------------------------------------------------------------------------------------------------------------------------

       8,503        2,368           1,347       59,145               (9)              77           --           359          14,628
------------------------------------------------------------------------------------------------------------------------------------
$     13,331   $   27,851   $        (438)  $   33,634   $       11,204   $        1,427   $  (13,044)  $     6,823   $       1,324
====================================================================================================================================

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
     S&P           S&P                                                                        U.S.
  SMALLCAP      SMALLCAP    STRENGTHENING                                                  GOVERNMENT                   WEAKENING
  600 PURE      600 PURE      DOLLAR 2X                       TELE-                           MONEY                     DOLLAR 2X
 GROWTH (y)*   VALUE (z)*      STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET      UTILITIES       STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$       (621)  $     (260)  $         (74)  $     (922)  $        1,368   $          (41)  $  (13,044)  $     2,358   $        (648)
       5,449       25,743          (1,711)     (24,589)           9,845            1,391           --         4,106         (12,656)

       8,503        2,368           1,347       59,145               (9)              77           --           359          14,628
------------------------------------------------------------------------------------------------------------------------------------
      13,331       27,851            (438)      33,634           11,204            1,427      (13,044)        6,823           1,324
------------------------------------------------------------------------------------------------------------------------------------

       1,140        1,646             299        1,777              100              305      122,393         1,946           1,733
        (894)      (1,598)            (30)        (195)         (11,033)          (2,566)     (74,867)      (39,180)         (1,234)
      25,781       21,804          (7,109)      (4,085)           4,734           (2,508)      44,396        10,203         (13,280)
------------------------------------------------------------------------------------------------------------------------------------

      26,027       21,852          (6,840)      (2,503)          (6,199)          (4,769)      91,922       (27,031)        (12,781)
------------------------------------------------------------------------------------------------------------------------------------
      39,358       49,703          (7,278)      31,131            5,005           (3,342)      78,878       (20,208)        (11,457)
------------------------------------------------------------------------------------------------------------------------------------
       9,931       37,087          10,354       46,486           46,241            8,271      739,595        76,984          57,778
------------------------------------------------------------------------------------------------------------------------------------
$     49,289   $   86,790   $       3,076   $   77,617   $       51,246   $        4,929   $  818,473   $    56,776   $      46,321
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                THIRD
                                                                                                AVENUE
                                                                                               VARIABLE
                                                                                                SERIES         VAN ECK WORLDWIDE
                                                                   SELIGMAN PORTFOLIOS          TRUST           INSURANCE TRUST
                                                               ---------------------------   -----------   -------------------------
                                                               COMMUNICATIONS
                                                                     AND          GLOBAL                                  EMERGING
                                                                 INFORMATION    TECHNOLOGY      VALUE         BOND        MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $           --   $       --   $        --   $   19,607   $     1,759
Expenses:
   Mortality and expense risk fees .........................            4,188        1,831        11,036        6,174        14,866
   Administrative fees .....................................              502          220         1,325          741         1,784
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................            4,690        2,051        12,361        6,915        16,650
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................           (4,690)      (2,051)      (12,361)      12,692       (14,891)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................           20,140        6,110      (130,143)        (858)     (714,598)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................               --           --            --           --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................               --           --       217,206           --        71,133
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ................................................           20,140        6,110        87,063         (858)     (643,465)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..........................          133,522       65,455       250,554        9,090     1,474,384
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................   $      148,972   $   69,514   $   325,256   $   20,924   $   816,028
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                THIRD
                                                                                                AVENUE
                                                                                               VARIABLE
                                                                                                SERIES         VAN ECK WORLDWIDE
                                                                   SELIGMAN PORTFOLIOS          TRUST           INSURANCE TRUST
                                                               ---------------------------   -----------   -------------------------
                                                               COMMUNICATIONS
                                                                     AND          GLOBAL                                  EMERGING
                                                                 INFORMATION    TECHNOLOGY      VALUE         BOND        MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $       (4,690)  $   (2,051)  $   (12,361)  $   12,692   $   (14,891)
   Net realized gain (loss) on investments in portfolio
     shares ................................................           20,140        6,110        87,063         (858)     (643,465)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................          133,522       65,455       250,554        9,090     1,474,384
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ...          148,972       69,514       325,256       20,924       816,028
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....            5,356        4,261        94,069       11,078        16,329
   Contract redemptions ....................................          (35,011)     (27,721)      (42,484)     (33,762)     (127,381)
   Net transfers (including mortality transfers) ...........           39,226       31,475        13,684      (62,129)      270,325
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ...............................            9,571        8,015        65,269      (84,813)      159,273
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............          158,543       77,529       390,525      (63,889)      975,301
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................          256,284      117,679       741,240      531,625       744,612
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................   $      414,827   $  195,208   $ 1,131,765   $  467,736   $ 1,719,913
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================
                                                             WELLS FARGO
                VAN ECK WORLDWIDE                             ADVANTAGE
           INSURANCE TRUST (CONTINUED)                         VT FUNDS
------------------------------------------------   --------------------------------
                    MULTI-
    HARD            MANAGER             REAL                                            COMBINED
   ASSETS     ALTERNATIVES (aa)*    ESTATE (ab)*      DISCOVERY       OPPORTUNITY         TOTAL
-----------------------------------------------------------------------------------   -------------
$     3,899   $               26   $          --   $           --   $           --    $   1,405,139

     19,319                  219           2,979           18,445           17,436        1,327,354
      2,318                   26             357            2,213            2,092          159,271
-----------------------------------------------------------------------------------   -------------
     21,637                  245           3,336           20,658           19,528        1,486,625
-----------------------------------------------------------------------------------   -------------
    (17,738)                (219)         (3,336)         (20,658)         (19,528)         (81,486)
-----------------------------------------------------------------------------------   -------------

    (91,494)                (359)       (267,259)           2,015          (62,319)      (7,794,210)

         --                  536              --               --               --          121,507

      7,733                   --              --               --               --        1,240,297
-----------------------------------------------------------------------------------   -------------
    (83,761)                 177        (267,259)           2,015          (62,319)      (6,432,406)
-----------------------------------------------------------------------------------   -------------

    764,751                1,544         362,933          511,808          614,118       35,367,853
-----------------------------------------------------------------------------------   -------------
$   663,252   $            1,502   $      92,338   $      493,165   $      532,271    $  28,853,961
===================================================================================   =============

====================================================================================================
                                                             WELLS FARGO
                VAN ECK WORLDWIDE                             ADVANTAGE
           INSURANCE TRUST (CONTINUED)                         VT FUNDS
------------------------------------------------   --------------------------------
                    MULTI-
    HARD            MANAGER             REAL                                            COMBINED
   ASSETS     ALTERNATIVES (aa)*    ESTATE (ab)*      DISCOVERY       OPPORTUNITY         TOTAL
-----------------------------------------------------------------------------------   -------------
$   (17,738)  $             (219)  $      (3,336)  $      (20,658)  $      (19,528)   $     (81,486)
    (83,761)                 177        (267,259)           2,015          (62,319)      (6,432,406)

    764,751                1,544         362,933          511,808          614,118       35,367,853
-----------------------------------------------------------------------------------   -------------
    663,252                1,502          92,338          493,165          532,271       28,853,961
-----------------------------------------------------------------------------------   -------------

     37,094                2,216           4,489           31,343           27,569        3,480,973
   (131,131)                --           (25,493)        (133,275)        (102,611)     (11,024,587)
     (3,009)              10,202        (318,192)         (36,800)          29,642       (1,645,118)
-----------------------------------------------------------------------------------   -------------

    (97,046)              12,418        (339,196)        (138,732)         (45,400)      (9,188,732)
-----------------------------------------------------------------------------------   -------------
    566,206               13,920        (246,858)         354,433          486,871       19,665,229
-----------------------------------------------------------------------------------   -------------
  1,305,050               10,001         246,858        1,374,022        1,218,462      100,404,041
-----------------------------------------------------------------------------------   -------------
$ 1,871,256   $           23,921   $        --     $    1,728,455   $    1,705,333    $ 120,069,270
===================================================================================   =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                   AIM VARIABLE INSURANCE FUNDS
                                                               ---------------------------------------------------------------------
                                                                                                            GLOBAL         GLOBAL
                                                                  BASIC          CORE        FINANCIAL      HEALTH          REAL
                                                                  VALUE         EQUITY       SERVICES        CARE          ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $       560   $     15,495   $    1,794   $         --   $    39,407
Expenses:
   Mortality and expense risk fees .........................         1,327          8,373          964          2,369         9,495
   Administrative fees .....................................           159          1,005          116            284         1,139
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................         1,486          9,378        1,080          2,653        10,634
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................          (926)         6,117          714         (2,653)       28,773
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................            91          1,215      (60,395)         5,317       (37,866)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................         2,139             --          221          8,728         7,810
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................        19,671             --        4,945         30,217        53,096
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ................................................        21,901          1,215      (55,229)        44,262        23,040
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..........................       (94,354)      (249,916)      (2,738)      (110,010)     (452,349)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ....................................   $   (73,379)  $   (242,584)  $  (57,253)  $    (68,401)  $  (400,536)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                   AIM VARIABLE INSURANCE FUNDS
                                                               ---------------------------------------------------------------------
                                                                                                            GLOBAL         GLOBAL
                                                                  BASIC          CORE        FINANCIAL      HEALTH          REAL
                                                                  VALUE         EQUITY       SERVICES        CARE          ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $      (926)  $      6,117   $      714   $     (2,653)  $    28,773
   Net realized gain (loss) on investments in portfolio
     shares ................................................        21,901          1,215      (55,229)        44,262        23,040
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................       (94,354)      (249,916)      (2,738)      (110,010)     (452,349)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................       (73,379)      (242,584)     (57,253)       (68,401)     (400,536)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....        10,249         45,946        3,820         12,451        37,910
   Contract redemptions ....................................        (2,205)       (28,989)      (4,985)        (7,262)      (76,689)
   Net transfers (including mortality transfers) ...........       (15,575)        30,589       29,324            (89)     (275,955)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ...............................        (7,531)        47,546       28,159          5,100      (314,734)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............       (80,910)      (195,038)     (29,094)       (63,301)     (715,270)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       148,891        739,333       67,042        212,954     1,160,828
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................   $    67,981   $    544,295   $   37,948   $    149,653   $   445,558
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                    ALLIANCEBERNSTEIN     AMERICAN
                                                                                                         VARIABLE          CENTURY
           AIM VARIABLE                                                                                  PRODUCTS         VARIABLE
   INSURANCE FUNDS (CONTINUED)                         THE ALGER PORTFOLIOS (ak)*                         SERIES         PORTFOLIOS
-----------------------------------   -----------------------------------------------------------   -----------------   ------------
              MID CAP
  HIGH         CORE                        CAPITAL          LARGECAP       MIDCAP      SMALLCAP          GROWTH &
 YIELD        EQUITY     TECHNOLOGY   APPRECIATION (a)*   GROWTH (b)*      GROWTH     GROWTH (c)*         INCOME          BALANCED
------------------------------------------------------------------------------------------------------------------------------------
$  27,476   $    1,460   $       --   $              --   $    10,638   $     5,342   $        --   $           6,728   $     3,636

    3,099        1,280          736              94,666        59,652        39,465        27,714               4,105         1,673
      371          153           88              11,360         7,158         4,735         3,326                 493           200
------------------------------------------------------------------------------------------------------------------------------------
    3,470        1,433          824             106,026        66,810        44,200        31,040               4,598         1,873
------------------------------------------------------------------------------------------------------------------------------------
   24,006           27         (824)           (106,026)      (56,172)      (38,858)      (31,040)              2,130         1,763
------------------------------------------------------------------------------------------------------------------------------------

  (12,552)      (3,438)        (827)            302,327      (103,397)     (332,319)      183,050            (138,984)       (3,689)

       --        1,437           --                  --            --       978,337            --               7,814         1,339

       --       11,487           --                  --            --       131,123        31,442              49,461         9,196
------------------------------------------------------------------------------------------------------------------------------------
  (12,552)       9,486         (827)            302,327      (103,397)      777,141       214,492             (81,709)        6,846
------------------------------------------------------------------------------------------------------------------------------------

  (76,510)     (46,689)     (31,005)         (4,572,251)   (2,625,646)   (3,274,983)   (1,523,606)           (112,714)      (37,124)
------------------------------------------------------------------------------------------------------------------------------------
$ (65,056)  $  (37,176)  $  (32,656)  $      (4,375,950)  $(2,785,215)  $(2,536,700)  $(1,340,154)  $        (192,293)  $   (28,515)
====================================================================================================================================

====================================================================================================================================
                                                                                                    ALLIANCEBERNSTEIN     AMERICAN
                                                                                                         VARIABLE          CENTURY
           AIM VARIABLE                                                                                  PRODUCTS         VARIABLE
   INSURANCE FUNDS (CONTINUED)                         THE ALGER PORTFOLIOS (ak)*                         SERIES         PORTFOLIOS
-----------------------------------   -----------------------------------------------------------   -----------------   ------------
              MID CAP
  HIGH         CORE                        CAPITAL          LARGECAP       MIDCAP      SMALLCAP          GROWTH &
 YIELD        EQUITY     TECHNOLOGY   APPRECIATION (a)*   GROWTH (b)*      GROWTH     GROWTH (c)*         INCOME          BALANCED
------------------------------------------------------------------------------------------------------------------------------------
$  24,006   $       27   $     (824)  $        (106,026)  $   (56,172)  $   (38,858)  $   (31,040)  $           2,130   $     1,763
  (12,552)       9,486         (827)            302,327      (103,397)      777,141       214,492             (81,709)        6,846

  (76,510)     (46,689)     (31,005)         (4,572,251)   (2,625,646)   (3,274,983)   (1,523,606)           (112,714)      (37,124)
------------------------------------------------------------------------------------------------------------------------------------
  (65,056)     (37,176)     (32,656)         (4,375,950)   (2,785,215)   (2,536,700)   (1,340,154)           (192,293)      (28,515)
------------------------------------------------------------------------------------------------------------------------------------

   14,298        6,897        1,647             267,636       192,894       143,419        67,427              12,953         6,279
  (81,041)      (4,271)         (57)           (813,888)     (538,926)     (289,035)     (235,356)            (20,708)      (19,150)
   53,668        9,346       (2,609)           (355,431)     (310,701)     (260,368)     (192,088)            (43,422)       95,683
------------------------------------------------------------------------------------------------------------------------------------

  (13,075)      11,972       (1,019)           (901,683)     (656,733)     (405,984)     (360,017)            (51,177)       82,812
------------------------------------------------------------------------------------------------------------------------------------
  (78,131)     (25,204)     (33,675)         (5,277,633)   (3,441,948)   (2,942,684)   (1,700,171)           (243,470)       54,297
------------------------------------------------------------------------------------------------------------------------------------
  296,808      108,398       71,911          10,083,001     6,440,893     4,570,510     3,076,831             490,023        72,028
------------------------------------------------------------------------------------------------------------------------------------
$ 218,677   $   83,194   $   38,236   $       4,805,368   $ 2,998,945   $ 1,627,826   $ 1,376,660   $         246,553   $   126,325
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=============================================================================================================================
                                                                      AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                               --------------------------------------------------------------
                                                                                                           LARGE
                                                                INCOME &     INFLATION                    COMPANY
                                                                 GROWTH     PROTECTION   INTERNATIONAL     VALUE      ULTRA
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $   22,415   $    3,084   $       6,793   $       4   $    --
Expenses:
   Mortality and expense risk fees .........................       11,696          741          10,297          33         9
   Administrative fees .....................................        1,404           89           1,235           4         1
-----------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................       13,100          830          11,532          37        10
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................        9,315        2,254          (4,739)        (33)      (10)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................       (1,523)      (3,239)         42,983         (27)       (3)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................           --           --              --           1        --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................      134,288           --          79,793           4        47
-----------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ................................................      132,765       (3,239)        122,776         (22)       44
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..........................     (532,379)      (3,876)       (570,880)     (1,631)     (402)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................   $ (390,299)  $   (4,861)  $    (452,843)  $  (1,686)  $  (368)
=============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                         AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                                                              LARGE
                                                                 INCOME &      INFLATION                     COMPANY
                                                                  GROWTH      PROTECTION    INTERNATIONAL     VALUE        ULTRA
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $     9,315   $      2,254   $      (4,739)  $     (33)  $       (10)
   Net realized gain (loss) on investments in portfolio
     shares ................................................       132,765         (3,239)        122,776         (22)           44
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................      (532,379)        (3,876)       (570,880)     (1,631)         (402)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations       (390,299)        (4,861)       (452,843)     (1,686)         (368)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....        45,462          8,056          41,893         320         1,968
   Contract redemptions ....................................      (192,151)        (6,236)        (86,274)        (30)           --
   Net transfers (including mortality transfers) ...........      (291,600)        31,897         (37,064)      5,898            --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ...............................      (438,289)        33,717         (81,445)      6,188         1,968
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............      (828,588)        28,856        (534,288)      4,502         1,600
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     1,404,830         40,652       1,049,559          84            28
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................   $   576,242   $     69,508   $     515,271   $   4,586   $     1,628
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                             DREYFUS
         AMERICAN             DIREXION      DREYFUS                                          VARIABLE
     CENTURY VARIABLE        INSURANCE     INVESTMENT                                       INVESTMENT            FEDERATED
  PORTFOLIOS (CONTINUED)       TRUST       PORTFOLIOS                                          FUND            INSURANCE SERIES
--------------------------   ---------    -----------                                     -------------   --------------------------
                              DYNAMIC      SMALL CAP    DREYFUS SOCIALLY      DREYFUS                                       HIGH
                               VP HY         STOCK         RESPONSIBLE         STOCK      INTERNATIONAL     CAPITAL        INCOME
    VALUE         VISTA         BOND         INDEX           GROWTH            INDEX          VALUE        INCOME II      BOND II
------------------------------------------------------------------------------------------------------------------------------------
$     72,318   $        --   $     147    $       378   $         15,994   $    311,708   $     29,088    $    31,870   $    86,365

      34,805         1,443          24            488             26,223        187,750          14,399         6,610        10,219
       4,176           174           3             58              3,147         22,530           1,728           793         1,227
------------------------------------------------------------------------------------------------------------------------------------
      38,981         1,617          27            546             29,370        210,280          16,127         7,403        11,446
------------------------------------------------------------------------------------------------------------------------------------
      33,337        (1,617)        120           (168)           (13,376)       101,428          12,961        24,467        74,919
------------------------------------------------------------------------------------------------------------------------------------

    (211,477)      (19,730)         (2)        (5,319)          (110,778)      (129,315)       (113,590)       12,662       (59,512)

     159,064           734          --            184                 --             --          84,702            --            --

     224,875         5,541          --          6,365                 --             --         137,506            --            --
------------------------------------------------------------------------------------------------------------------------------------
     172,462       (13,455)         (2)         1,230           (110,778)      (129,315)        108,618        12,662       (59,512)
------------------------------------------------------------------------------------------------------------------------------------

  (1,074,815)      (59,994)       (308)       (14,562)          (738,702)    (6,751,561)       (679,802)     (153,859)     (236,098)
------------------------------------------------------------------------------------------------------------------------------------
$   (869,016)  $   (75,066)  $    (190)   $   (13,500)  $       (862,856)  $ (6,779,448)  $    (558,223)  $  (116,730)  $  (220,691)
====================================================================================================================================

====================================================================================================================================
                                                                                             DREYFUS
         AMERICAN             DIREXION      DREYFUS                                          VARIABLE
     CENTURY VARIABLE        INSURANCE     INVESTMENT                                       INVESTMENT            FEDERATED
  PORTFOLIOS (CONTINUED)       TRUST       PORTFOLIOS                                          FUND            INSURANCE SERIES
--------------------------   ---------    -----------                                     -------------   --------------------------
                              DYNAMIC      SMALL CAP    DREYFUS SOCIALLY      DREYFUS                                       HIGH
                               VP HY         STOCK         RESPONSIBLE         STOCK      INTERNATIONAL     CAPITAL        INCOME
    VALUE         VISTA         BOND         INDEX           GROWTH            INDEX          VALUE        INCOME II      BOND II
------------------------------------------------------------------------------------------------------------------------------------
$     33,337   $    (1,617)  $     120    $      (168)  $        (13,376)  $    101,428   $      12,961   $    24,467   $    74,919
     172,462       (13,455)         (2)         1,230           (110,778)      (129,315)        108,618        12,662       (59,512)

  (1,074,815)      (59,994)       (308)       (14,562)          (738,702)    (6,751,561)       (679,802)     (153,859)     (236,098)
------------------------------------------------------------------------------------------------------------------------------------
    (869,016)      (75,066)       (190)       (13,500)          (862,856)    (6,779,448)       (558,223)     (116,730)     (220,691)
------------------------------------------------------------------------------------------------------------------------------------

     136,320         3,022          --          4,732            107,113        827,383          66,765        20,311        33,413
    (420,942)       (3,125)         --        (13,455)          (181,902)    (1,426,880)       (170,713)     (131,786)     (191,828)
    (388,259)      (29,434)      2,719          8,758           (213,509)    (1,320,501)        (83,378)      (47,218)      (83,556)
------------------------------------------------------------------------------------------------------------------------------------

    (672,881)      (29,537)      2,719             35           (288,298)    (1,919,998)       (187,326)     (158,693)     (241,971)
------------------------------------------------------------------------------------------------------------------------------------
  (1,541,897)     (104,603)      2,529        (13,465)        (1,151,154)    (8,699,446)       (745,549)     (275,423)     (462,662)
------------------------------------------------------------------------------------------------------------------------------------
   3,673,163       172,730          --         50,278          2,670,817     19,204,654       1,555,806       680,201     1,004,354
------------------------------------------------------------------------------------------------------------------------------------
$  2,131,266   $    68,127   $   2,529    $    36,813   $      1,519,663   $ 10,505,208   $     810,257   $   404,778   $   541,692
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                       FEDERATED INSURANCE SERIES               JANUS ASPEN SERIES
                                                                    ------------------------------------------  --------------------
                                                                    INTERNATIONAL                  MARKET
                                                                      EQUITY II    KAUFMANN II  OPPORTUNITY II  BALANCED    FORTY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $       3,371  $        --  $          538  $  6,861  $     285
Expenses:
   Mortality and expense risk fees ..............................           6,437          717             395     2,889      2,286
   Administrative fees ..........................................             773           87              47       347        274
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ............................................           7,210          804             442     3,236      2,560
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................          (3,839)        (804)             96     3,625     (2,275)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...........................          29,956       (4,929)         (5,024)   (4,374)   (18,004)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................              --        1,343              --        72         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................              --        2,974              --    14,139         --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
      in portfolio shares .......................................          29,956         (612)         (5,024)    9,837    (18,004)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................        (313,832)     (33,350)           (391)  (64,054)   (89,107)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
          from operations .......................................   $    (287,715) $   (34,766) $       (5,319) $(50,592) $(109,386)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                            FEDERATED INSURANCE SERIES          JANUS ASPEN SERIES
                                                                    ------------------------------------------  -------------------
                                                                    INTERNATIONAL                   MARKET
                                                                      EQUITY II    KAUFMANN II  OPPORTUNITY II  BALANCED    FORTY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $     (3,839)  $      (804) $           96  $  3,625  $  (2,275)
   Net realized gain (loss) on investments in portfolio shares ..         29,956          (612)         (5,024)    9,837    (18,004)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................       (313,832)      (33,350)           (391)  (64,054)   (89,107)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....       (287,715)      (34,766)         (5,319)  (50,592)  (109,386)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........         14,699        53,302          11,639    27,232      2,971
   Contract redemptions .........................................        (81,661)       (6,696)             --   (33,794)   (23,636)
   Net transfers (including mortality transfers) ................        (68,668)        6,962          13,693   225,870     69,977
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................       (135,630)       53,568          25,332   219,308     49,312
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................       (423,345)       18,802          20,013   168,716    (60,074)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................        714,399        37,306              --   117,740    180,261
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............................   $    291,054   $    56,108  $       20,013  $286,456  $ 120,187
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                  JANUS ASPEN SERIES  (CONTINUED)                                          SERIES
----------------------------------------------------------------------------------------------------------------------   -----------
                                                                                            PERKINS
  GLOBAL      GROWTH                                                         PERKINS         SMALL
   LIFE        AND                                                           MID CAP        COMPANY                       EMERGING
 SCIENCES     INCOME     OVERSEAS (r)*     JANUS (q)*     ENTERPRISE (p)*    VALUE (n)*     VALUE (o)*  WORLDWIDE (s)*     MARKETS
------------------------------------------------------------------------------------------------------------------------------------
$      --  $    19,105   $      24,023   $      70,032    $        19,681   $        219   $        --  $      123,597   $   16,579

      257       24,102          24,324         117,987             99,171            305             8         130,298       11,153
       31        2,892           2,918          14,159             11,900             36             1          15,636        1,338
------------------------------------------------------------------------------------------------------------------------------------
      288       26,994          27,242         132,146            111,071            341             9         145,934       12,491
------------------------------------------------------------------------------------------------------------------------------------
     (288)      (7,889)         (3,219)        (62,114)           (91,390)         (122)            (9)        (22,337)       4,088
------------------------------------------------------------------------------------------------------------------------------------

      652       89,358          46,268        (126,644)          (204,050)          (651)          (27)       (368,866)      64,716

       --           --          31,121              --                 --            532            --              --       21,362

       --           --         283,605              --            452,966          1,567             8              --       29,276
------------------------------------------------------------------------------------------------------------------------------------
      652       89,358         360,994        (126,644)           248,916          1,448           (19)       (368,866)     115,354
------------------------------------------------------------------------------------------------------------------------------------
   (9,922)  (1,071,281)     (1,642,713)     (4,385,787)        (4,290,356)       (14,656)         (538)     (5,486,119)    (604,463)
------------------------------------------------------------------------------------------------------------------------------------
$  (9,558) $  (989,812)  $  (1,284,938)  $  (4,574,545)   $    (4,132,830)  $    (13,330)  $      (566) $   (5,877,322)  $ (485,021)
====================================================================================================================================

====================================================================================================================================
                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                  JANUS ASPEN SERIES (CONTINUED)                                           SERIES
----------------------------------------------------------------------------------------------------------------------   -----------
                                                                                            PERKINS
  GLOBAL      GROWTH                                                         PERKINS         SMALL
   LIFE        AND                                                           MID CAP        COMPANY                       EMERGING
 SCIENCES     INCOME     OVERSEAS (r)*     JANUS (q)*     ENTERPRISE (p)*    VALUE (n)*     VALUE (o)*  WORLDWIDE (s)*     MARKETS
------------------------------------------------------------------------------------------------------------------------------------
$    (288) $    (7,889)  $      (3,219)  $     (62,114)   $       (91,390) $        (122) $         (9) $      (22,337) $     4,088
      652       89,358         360,994        (126,644)           248,916          1,448           (19)       (368,866)     115,354

   (9,922)  (1,071,281)     (1,642,713)     (4,385,787)        (4,290,356)       (14,656)         (538)     (5,486,119)    (604,463)
------------------------------------------------------------------------------------------------------------------------------------
   (9,558)    (989,812)     (1,284,938)     (4,574,545)        (4,132,830)       (13,330)         (566)     (5,877,322)    (485,021)
------------------------------------------------------------------------------------------------------------------------------------
       --      106,480          58,060         492,868            255,296            736           950         392,549       29,956
     (163)    (172,021)       (106,696)       (767,579)          (778,482)          (938)          (30)     (1,017,923)     (74,285)
   34,543     (177,310)        (57,963)       (345,521)          (253,620)        39,345         1,111        (563,666)    (258,397)
------------------------------------------------------------------------------------------------------------------------------------
   34,380     (242,851)       (106,599)       (620,232)          (776,806)        39,143         2,031      (1,189,040)    (302,726)
------------------------------------------------------------------------------------------------------------------------------------
   24,822   (1,232,663)     (1,391,537)     (5,194,777)        (4,909,636)        25,813         1,465      (7,066,362)    (787,747)
------------------------------------------------------------------------------------------------------------------------------------
    3,528    2,506,477       2,443,743      11,726,449          9,925,490         10,066           108      13,752,765    1,233,905
------------------------------------------------------------------------------------------------------------------------------------
$  28,350  $ 1,273,814   $   1,052,206   $   6,531,672    $     5,015,854  $      35,879  $      1,573  $    6,686,403  $   446,158
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                LEGG MASON
                                                                                                            PARTNERS VARIABLE
                                                                  LAZARD RETIREMENT SERIES (CONTINUED)         EQUITY TRUST
                                                              -----------------------------------------  ---------------------------
                                                                                                                       CLEARBRIDGE
                                                                                 US                      CLEARBRIDGE     EQUITY
                                                              INTERNATIONAL  SMALL-MIDCAP  US STRATEGIC    AGGRESSIVE    INCOME
                                                                 EQUITY       EQUITY (m)*     EQUITY     GROWTH (ae)*  BUILDER (af)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ....................................   $         933  $         --  $        845  $         --  $          2
Expenses:
   Mortality and expense risk fees ........................             930        13,431         1,412            89            46
   Administrative fees ....................................             112         1,611           170            10             5
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................           1,042        15,042         1,582            99            51
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................            (109)      (15,042)         (737)          (99)          (49)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .....................          (8,541)     (213,864)       (5,308)          (26)       (2,006)
   Net realized short-term capital gain
      distributions from investments in
         portfolio shares .................................              --            --            --            --            70
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................             261            --            --            --            26
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
      in portfolio shares .................................          (8,280)     (213,864)       (5,308)          (26)       (1,910)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................         (25,946)     (236,879)      (40,909)       (3,359)          758
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations   $     (34,335) $   (465,785) $    (46,954) $     (3,484) $     (1,201)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                LEGG MASON
                                                                                                            PARTNERS VARIABLE
                                                                  LAZARD RETIREMENT SERIES (CONTINUED)         EQUITY TRUST
                                                              -----------------------------------------  ---------------------------
                                                                                                                       CLEARBRIDGE
                                                                                 US                      CLEARBRIDGE     EQUITY
                                                              INTERNATIONAL  SMALL-MIDCAP  US STRATEGIC    AGGRESSIVE    INCOME
                                                                 EQUITY       EQUITY (m)*     EQUITY     GROWTH (ae)*  BUILDER (af)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $        (109) $    (15,042) $       (737) $        (99) $        (49)
   Net realized gain (loss) on investments in
      portfolio shares ....................................          (8,280)     (213,864)       (5,308)          (26)       (1,910)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .....................         (25,946)     (236,879)      (40,909)       (3,359)          758
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
      operations ..........................................         (34,335)     (465,785)      (46,954)       (3,484)       (1,201)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....           4,410        69,870         7,120            --            --
   Contract redemptions ...................................          (1,013)     (172,112)      (12,101)           --        (1,206)
   Net transfers (including mortality transfers) ..........          (5,304)     (105,767)       (1,803)          393        (2,642)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ....................          (1,907)     (208,009)       (6,784)          393        (3,848)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............         (36,242)     (673,794)      (53,738)       (3,091)       (5,049)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................          88,375     1,384,018       134,369         8,481         5,202
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................   $      52,133  $    710,224  $     80,631  $      5,390  $        153
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

       LEGG MASON                                                                                                  NEUBERGER
     PARTNERS VARIABLE                     LEGG MASON PARTNERS                        LORD ABBETT               BERMAN ADVISERS
  EQUITY TRUST (CONTINUED)                VARIABLE INCOME TRUST                       SERIES FUND               MANAGEMENT TRUST
--------------------------   ------------------------------------------------   ------------------------   -------------------------
                             WESTERN ASSET
CLEARBRIDGE   CLEARBRIDGE       GLOBAL                          WESTERN ASSET                 GROWTH        HIGH
FUNDAMENTAL    LARGE CAP      HIGH YIELD                         STRATEGIC       AMERICA'S     AND          INCOME        MID-CAP
VALUE (ag)*   GROWTH (ah)*     BOND (ai)*   GOVERNMENT (d)*        BOND (aj)*     VALUE       INCOME       BOND (e)*       GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$       148   $         30   $      2,129   $            --     $       9,052   $    9,584  $     56,746   $      --     $       --

         97            151            313                30             4,288        3,600        49,524          24          2,612
         12             18             38                 4               514          432         5,943           3            314
------------------------------------------------------------------------------------------------------------------------------------
        109            169            351                34             4,802        4,032        55,467          27          2,926
------------------------------------------------------------------------------------------------------------------------------------
         39           (139)         1,778               (34)            4,250        5,552         1,279         (27)        (2,926)
------------------------------------------------------------------------------------------------------------------------------------

       (984)          (542)        (6,213)             (469)          (70,665)      (6,831)      (68,843)        (86)          (223)

         --             --             --                --                --          302            --          --             --

          6             --             --                --                --        5,450        13,285          --             --
------------------------------------------------------------------------------------------------------------------------------------
       (978)          (542)        (6,213)             (469)          (70,665)      (1,079)      (55,558)        (86)          (223)
------------------------------------------------------------------------------------------------------------------------------------
     (2,827)        (4,659)        (1,165)              218            14,386      (98,541)   (1,742,106)         50       (107,858)
------------------------------------------------------------------------------------------------------------------------------------
$    (3,766)  $     (5,340)  $     (5,600)  $          (285)    $     (52,029)  $  (94,068) $ (1,796,385)  $     (63)    $ (111,007)
====================================================================================================================================

====================================================================================================================================

       LEGG MASON                                                                                                  NEUBERGER
     PARTNERS VARIABLE                     LEGG MASON PARTNERS                        LORD ABBETT               BERMAN ADVISERS
  EQUITY TRUST (CONTINUED)                VARIABLE INCOME TRUST                       SERIES FUND               MANAGEMENT TRUST
--------------------------   ------------------------------------------------   ------------------------   -------------------------
                             WESTERN ASSET
CLEARBRIDGE   CLEARBRIDGE       GLOBAL                          WESTERN ASSET                 GROWTH        HIGH
FUNDAMENTAL    LARGE CAP      HIGH YIELD                         STRATEGIC       AMERICA'S     AND          INCOME        MID-CAP
VALUE (ag)*   GROWTH (ah)*     BOND (ai)*    GOVERNMENT (d)*       BOND (aj)*     VALUE       INCOME       BOND (e)*       GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$        39   $       (139)  $      1,778    $           (34)   $       4,250   $    5,552   $     1,279   $     (27)    $   (2,926)
       (978)          (542)        (6,213)              (469)         (70,665)      (1,079)      (55,558)        (86)          (223)

     (2,827)        (4,659)        (1,165)               218           14,386      (98,541)   (1,742,106)         50       (107,858)
------------------------------------------------------------------------------------------------------------------------------------
     (3,766)        (5,340)        (5,600)              (285)         (52,029)     (94,068)   (1,796,385)        (63)      (111,007)
------------------------------------------------------------------------------------------------------------------------------------
      1,924            537             --                532           16,553       13,857       235,818          --          3,486
     (5,455)        (4,796)        (2,747)              (130)         (37,594)     (43,102)     (343,845)         --        (20,268)
        167         (1,033)       (30,108)            (5,965)      (1,098,983)    (164,609)     (474,431)       (771)       (40,616)
------------------------------------------------------------------------------------------------------------------------------------

     (3,364)        (5,292)       (32,855)            (5,563)      (1,120,024)    (193,854)     (582,458)       (771)       (57,398)
------------------------------------------------------------------------------------------------------------------------------------
     (7,130)       (10,632)       (38,455)            (5,848)      (1,172,053)    (287,922)   (2,378,843)       (834)      (168,405)
------------------------------------------------------------------------------------------------------------------------------------
     13,435         18,526         53,170              5,848        1,290,613      484,441     5,167,806         834        285,795
------------------------------------------------------------------------------------------------------------------------------------
$     6,305   $      7,894   $     14,715    $            --    $     118,560   $  196,519   $ 2,788,963   $      --     $  117,390
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                              NEUBERGER BERMAN
                                                                                   ADVISERS MANAGEMENT TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                                                   SHORT
                                                                                                 DURATION    SMALL-CAP    SOCIALLY
                                                                        PARTNERS     REGENCY     BOND (f)*  GROWTH (g)*  RESPONSIVE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........  $     7,635   $   1,061   $   33,099  $        --  $    2,251
Expenses:
   Mortality and expense risk fees .................................       20,356       1,262       10,615           59       1,106
   Administrative fees .............................................        2,443         152        1,274            7         132
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ................................................       22,799       1,414       11,889           66       1,238
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .................................      (15,164)       (353)      21,210          (66)      1,013
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............................     (210,194)     (4,497)     (15,451)        (422)     (1,567)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...............................        2,008          --           --           --         771
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...............................      238,911         196           --          143       6,926
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares .....       30,725      (4,301)     (15,451)        (279)      6,130
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................   (1,048,550)    (47,234)    (128,284)      (1,747)    (53,699)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .........  $(1,032,989)  $ (51,888)  $ (122,525) $    (2,092) $  (46,556)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                             NEUBERGER BERMAN
                                                                                   ADVISERS MANAGEMENT TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                                                   SHORT
                                                                                                 DURATION    SMALL-CAP    SOCIALLY
                                                                        PARTNERS     REGENCY     BOND (f)*  GROWTH (g)*  RESPONSIVE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................  $   (15,164)  $    (353)  $   21,210  $       (66) $    1,013
   Net realized gain (loss) on investments in portfolio shares .....       30,725      (4,301)     (15,451)        (279)      6,130
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...............................   (1,048,550)    (47,234)    (128,284)      (1,747)    (53,699)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .........   (1,032,989)    (51,888)    (122,525)      (2,092)    (46,556)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............       43,440       3,956       51,013          985       4,757
   Contract redemptions ............................................     (227,813)    (44,052)    (326,983)         (30)     (9,333)
   Net transfers (including mortality transfers) ...................     (204,861)    (10,284)     (47,302)      (1,202)     17,458
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ........................................     (389,234)    (50,380)    (323,272)        (247)     12,882
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......................   (1,422,223)   (102,268)    (445,797)      (2,339)    (33,674)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................    2,311,831     151,651    1,056,379        5,447     102,543
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...................................  $   889,608   $  49,383   $  610,582  $     3,108  $   68,869
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

              NORTHERN LIGHTS
               VARIABLE TRUST                                        PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------   ----------------------------------------------------------------------------
                                                                                      FOREIGN
                                    JNF                     COMMODITY-    EMERGING      BOND        GLOBAL
     JNF             JNF           MONEY          ALL      REAL RETURN    MARKETS    US DOLLAR-      BOND         HIGH
   BALANCED         EQUITY      MARKET (h)*      ASSET       STRATEGY       BOND       HEDGED      UNHEDGED       YIELD
--------------------------------------------------------------------------------------------------------------------------
$     175,548   $      25,759   $   151,425   $    5,719   $     9,692   $     689   $      546   $    2,871   $      680

      107,192         211,013        76,416          865         2,691         138          223        1,037          106
       12,863          25,322         9,169          104           323          16           26          124           13
--------------------------------------------------------------------------------------------------------------------------
      120,055         236,335        85,585          969         3,014         154          249        1,161          119
--------------------------------------------------------------------------------------------------------------------------
       55,493        (210,576)       65,840        4,750         6,678         535          297        1,710          561
--------------------------------------------------------------------------------------------------------------------------

     (246,889)       (994,370)           --       (2,292)      (46,981)       (849)         276       (5,321)        (643)

           --              --            --           60         1,520         125           --           --           --

           --              --            --          267            --         122           --           --           29
--------------------------------------------------------------------------------------------------------------------------
     (246,889)       (994,370)           --       (1,965)      (45,461)       (602)         276       (5,321)        (614)
--------------------------------------------------------------------------------------------------------------------------

   (2,112,862)     (7,414,738)           --      (22,326)     (101,199)     (1,140)      (1,201)      (6,872)      (3,046)
--------------------------------------------------------------------------------------------------------------------------
$  (2,304,258)  $  (8,619,684)   $   65,840   $  (19,541)  $  (139,982)  $  (1,207)  $     (628)  $  (10,483)  $   (3,099)
==========================================================================================================================

==========================================================================================================================

              NORTHERN LIGHTS
               VARIABLE TRUST                                        PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------   ----------------------------------------------------------------------------
                                                                                      FOREIGN
                                    JNF                     COMMODITY-    EMERGING      BOND        GLOBAL
     JNF             JNF           MONEY          ALL      REAL RETURN    MARKETS    US DOLLAR-      BOND         HIGH
   BALANCED         EQUITY      MARKET (h)*      ASSET       STRATEGY       BOND       HEDGED      UNHEDGED       YIELD
--------------------------------------------------------------------------------------------------------------------------
$      55,493   $    (210,576)  $    65,840   $    4,750   $     6,678   $     535   $      297   $    1,710   $      561
     (246,889)       (994,370)           --       (1,965)      (45,461)       (602)         276       (5,321)        (614)

   (2,112,862)     (7,414,738)           --      (22,326)     (101,199)     (1,140)      (1,201)      (6,872)      (3,046)
--------------------------------------------------------------------------------------------------------------------------
   (2,304,258)     (8,619,684)       65,840      (19,541)     (139,982)     (1,207)        (628)     (10,483)      (3,099)
--------------------------------------------------------------------------------------------------------------------------

      293,931         545,153       210,265       17,684        37,142         511          620        3,968        5,498
   (1,035,394)     (2,249,074)   (1,442,101)      (5,533)       (8,815)       (216)        (601)      (3,276)          --
     (533,161)     (1,245,428)    9,937,271       83,670       165,984      (2,588)       4,819      130,842        1,070
--------------------------------------------------------------------------------------------------------------------------

   (1,274,624)     (2,949,349)    8,705,435       95,821       194,311      (2,293)       4,838      131,534        6,568
--------------------------------------------------------------------------------------------------------------------------
   (3,578,882)    (11,569,033)    8,771,275       76,280        54,329      (3,500)       4,210      121,051        3,469
--------------------------------------------------------------------------------------------------------------------------
   10,258,594      22,149,620            --       22,152        39,538       8,199       14,177        2,977        5,868
--------------------------------------------------------------------------------------------------------------------------
$   6,679,712   $  10,580,587   $ 8,771,275   $   98,432   $    93,867   $   4,699   $   18,387   $  124,028   $    9,337
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                          LONG                             REAL ESTATE-
                                                                        TERM US       LOW        MONEY      REAL RETURN     REAL
                                                                       GOVERNMENT   DURATION  MARKET (i)*    STRATEGY      RETURN
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........  $     1,730  $   2,117  $   100,237  $         --  $   22,656
Expenses:
   Mortality and expense risk fees .................................          587        658       39,929           154       8,210
   Administrative fees .............................................           70         79        4,791            18         985
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ................................................          657        737       44,720           172       9,195
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .................................        1,073      1,380       55,517          (172)     13,461
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ..............................................       (1,421)    (1,243)          --        (3,480)       (404)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...............................          288        342           --            --       2,231
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...............................          254        580           --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares .....         (879)      (321)          --        (3,480)      1,827
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................        3,503     (3,176)          --        (7,412)    (91,240)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .........  $     3,697  $  (2,117) $    55,517  $    (11,064) $  (75,952)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                          LONG                             REAL ESTATE-
                                                                        TERM US       LOW        MONEY      REAL RETURN     REAL
                                                                       GOVERNMENT   DURATION  MARKET (i)*    STRATEGY      RETURN
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................  $     1,073  $   1,380  $    55,517  $       (172) $   13,461
   Net realized gain (loss) on investments in portfolio shares .....         (879)      (321)          --        (3,480)      1,827
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ............................        3,503     (3,176)          --        (7,412)    (91,240)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .........        3,697     (2,117)      55,517       (11,064)    (75,952)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............        1,918        296      141,246           578      68,894
   Contract redemptions ............................................      (15,726)    (2,870)    (424,266)       (2,836)    (67,765)
   Net transfers (including mortality transfers) ...................       35,852     60,751   (8,956,265)       14,892   1,198,274
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...............................       22,044     58,177   (9,239,285)       12,634   1,199,403
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......................       25,741     56,060   (9,183,768)        1,570   1,123,451
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................       20,527         --    9,183,768         9,312     324,846
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...................................  $    46,268  $  56,060  $        --  $     10,882  $1,448,297
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
             PIMCO VARIABLE
       INSURANCE TRUST (CONTINUED)                                PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------   ------------------------------------------------------------------------------
             STOCKSPLUS(R)                                                                         GLOBAL
  SHORT-         TOTAL          TOTAL        CULLEN       EMERGING       EQUITY                     HIGH         HIGH
   TERM         RETURN         RETURN         VALUE       MARKETS        INCOME        FUND        YIELD        YIELD
-------------------------------------------------------------------------------------------------------------------------
$    6,206   $          --   $    49,231   $      186   $       200   $    11,782   $    2,365   $     473   $     4,367

     2,119              --        13,817          256         3,091         5,715        1,919          49           683
       254              --         1,658           31           371           686          230           6            82
-------------------------------------------------------------------------------------------------------------------------
     2,373              --        15,475          287         3,462         6,401        2,149          55           765
-------------------------------------------------------------------------------------------------------------------------
     3,833              --        33,756         (101)       (3,262)        5,381          216         418         3,602
-------------------------------------------------------------------------------------------------------------------------

    (1,495)              2         2,114       (2,363)      (24,926)       (2,886)      (2,034)       (140)       (9,348)

        --              --        13,812           --         1,483           761           --          --            --

        --              --         9,442           --        33,951        27,025        6,071          --           577
-------------------------------------------------------------------------------------------------------------------------
    (1,495)              2        25,368       (2,363)       10,508        24,900        4,037        (140)       (8,771)
-------------------------------------------------------------------------------------------------------------------------

    (5,312)             --       (21,929)      (8,406)     (188,940)     (191,494)     (72,308)     (2,513)      (16,627)
-------------------------------------------------------------------------------------------------------------------------
$   (2,974)  $           2   $    37,195   $  (10,870)  $  (181,694)  $  (161,213)  $  (68,055)  $  (2,235)  $   (21,796)
=========================================================================================================================

=========================================================================================================================
             PIMCO VARIABLE
       INSURANCE TRUST (CONTINUED)                                PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------   ------------------------------------------------------------------------------
             STOCKSPLUS(R)                                                                         GLOBAL
  SHORT-         TOTAL          TOTAL        CULLEN       EMERGING       EQUITY                     HIGH         HIGH
   TERM          RETURN         RETURN        VALUE       MARKETS        INCOME        FUND        YIELD        YIELD
-------------------------------------------------------------------------------------------------------------------------
$    3,833   $          --   $    33,756   $     (101)  $    (3,262)  $     5,381   $      216   $     418   $     3,602
    (1,495)              2        25,368       (2,363)       10,508        24,900        4,037        (140)       (8,771)
-------------------------------------------------------------------------------------------------------------------------
    (5,312)             --       (21,929)      (8,406)     (188,940)     (191,494)     (72,308)     (2,513)      (16,627)
    (2,974)              2        37,195      (10,870)     (181,694)     (161,213)     (68,055)     (2,235)      (21,796)
-------------------------------------------------------------------------------------------------------------------------

     8,591              75        96,719          166        15,914        24,101       21,472          --           492
   (31,931)             --       (93,739)      (5,483)      (92,254)      (16,621)     (57,090)         --       (12,418)
    (2,906)            (77)      168,145       23,476      (172,781)      (32,583)      41,398       6,225        (3,959)
-------------------------------------------------------------------------------------------------------------------------

   (26,246)             (2)      171,125       18,159      (249,121)      (25,103)       5,780       6,225       (15,885)
-------------------------------------------------------------------------------------------------------------------------
   (29,220)             --       208,320        7,289      (430,815)     (186,316)     (62,275)      3,990       (37,681)
-------------------------------------------------------------------------------------------------------------------------
   170,587              --     1,019,669       15,323       546,167       540,088      184,823          --        64,552
-------------------------------------------------------------------------------------------------------------------------
$  141,367   $          --   $ 1,227,989   $   22,612   $   115,352   $   353,772   $  122,548   $   3,990   $    26,871
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                     PIONEER VARIABLE CONTRACTS TRUST
                                                                      --------------------------------------------------------------
                                                                      INTERNATIONAL   MID CAP     MONEY      SMALL CAP    STRATEGIC
                                                                          VALUE        VALUE      MARKET       VALUE       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........  $       1,151  $     276  $   1,477  $         15  $    2,096
Expenses:
   Mortality and expense risk fees .................................          1,150        453        788            72         389
   Administrative fees .............................................            139         54         95             9          47
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ................................................          1,289        507        883            81         436
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .................................           (138)      (231)       594           (66)      1,660
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............................         (3,656)    (5,878)        --        (3,076)     (4,586)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...............................             --         24         --           167          52
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...............................          3,269      2,485         --           768          --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares .....           (387)    (3,369)        --        (2,141)     (4,534)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................        (52,052)    (7,393)        --          (542)     (1,544)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .........  $     (52,577) $ (10,993) $     594  $     (2,749) $   (4,418)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                     PIONEER VARIABLE CONTRACTS TRUST
                                                                      --------------------------------------------------------------
                                                                      INTERNATIONAL   MID CAP     MONEY      SMALL CAP    STRATEGIC
                                                                          VALUE        VALUE      MARKET       VALUE       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................  $        (138) $    (231) $     594  $        (66) $    1,660
   Net realized gain (loss) on investments in portfolio
     shares ........................................................           (387)    (3,369)        --        (2,141)     (4,534)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ............................        (52,052)    (7,393)        --          (542)     (1,544)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .........        (52,577)   (10,993)       594        (2,749)     (4,418)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............          9,971      3,508         --           266         442
   Contract redemptions ............................................        (25,609)   (10,891)        --        (1,856)    (19,953)
   Net transfers (including mortality transfers) ...................        (26,834)    14,117         --            --      (1,304)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ........................................        (42,472)     6,734         --        (1,590)    (20,815)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......................        (95,049)    (4,259)       594        (4,339)    (25,233)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................        150,964     38,942     62,510         6,875      31,514
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...................................  $      55,915  $  34,683  $  63,104  $      2,536  $    6,281
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
    ROYCE CAPITAL FUND                                              RYDEX VARIABLE TRUST
---------------------------   ------------------------------------------------------------------------------------------------
                                   CLS           CLS
                               ADVISORONE     ADVISORONE                   BASIC                      COMMODITIES    CONSUMER
  MICRO-CAP      SMALL-CAP       AMERIGO       CLERMONT      BANKING     MATERIALS    BIOTECHNOLOGY     STRATEGY     PRODUCTS
------------------------------------------------------------------------------------------------------------------------------
$      8,749   $      3,321   $      3,010   $     4,503   $       82   $     2,228   $          --   $     1,890   $      18

       4,577          6,479         12,133         5,198          913         2,961           1,047         2,103         220
         549            778          1,456           623          109           356             126           253          26
------------------------------------------------------------------------------------------------------------------------------
       5,126          7,257         13,589         5,821        1,022         3,317           1,173         2,356         246
------------------------------------------------------------------------------------------------------------------------------
       3,623         (3,936)       (10,579)       (1,318)        (940)       (1,089)         (1,173)         (466)       (228)
------------------------------------------------------------------------------------------------------------------------------

     (20,111)       (11,837)        (7,034)       (5,441)     (51,434)      (87,631)        (15,775)      (40,805)     (3,044)

       4,698         17,418          6,585            --           --        16,665              --            --          56

      31,964         25,279          8,369         6,299           --         5,811              --            --         202
------------------------------------------------------------------------------------------------------------------------------
      16,551         30,860          7,920           858      (51,434)      (65,155)        (15,775)      (40,805)     (2,786)
------------------------------------------------------------------------------------------------------------------------------

    (204,235)      (198,892)      (506,907)     (148,844)       1,414       (39,389)         (4,212)      (46,860)        555
------------------------------------------------------------------------------------------------------------------------------
$   (184,061)  $   (171,968)  $   (509,566)  $  (149,304)  $  (50,960)  $  (105,633)  $     (21,160)  $   (88,131)  $  (2,459)
==============================================================================================================================

==============================================================================================================================
    ROYCE CAPITAL FUND                                              RYDEX VARIABLE TRUST
---------------------------   ------------------------------------------------------------------------------------------------
                                   CLS           CLS
                               ADVISORONE     ADVISORONE                   BASIC                      COMMODITIES    CONSUMER
  MICRO-CAP      SMALL-CAP       AMERIGO       CLERMONT      BANKING     MATERIALS    BIOTECHNOLOGY     STRATEGY     PRODUCTS
------------------------------------------------------------------------------------------------------------------------------
$      3,623   $     (3,936)  $    (10,579)  $    (1,318)  $     (940)  $    (1,089)  $      (1,173)  $      (466)  $    (228)
      16,551         30,860          7,920           858      (51,434)      (65,155)        (15,775)      (40,805)     (2,786)

    (204,235)      (198,892)      (506,907)     (148,844)       1,414       (39,389)         (4,212)      (46,860)        555
------------------------------------------------------------------------------------------------------------------------------
    (184,061)      (171,968)      (509,566)     (149,304)     (50,960)     (105,633)        (21,160)      (88,131)     (2,459)
------------------------------------------------------------------------------------------------------------------------------
      14,677         22,643         44,139         4,605            1         2,280             800         8,305          --

     (66,278)      (121,939)       (42,384)      (15,627)      (3,082)      (13,655)            (30)       (3,367)     (4,083)
     (66,507)        93,735         31,991           933       99,403       (26,000)         75,374        42,472       6,204
------------------------------------------------------------------------------------------------------------------------------

    (118,108)        (5,561)        33,746       (10,089)      96,322       (37,375)         76,144        47,410       2,121
------------------------------------------------------------------------------------------------------------------------------
    (302,169)      (177,529)      (475,820)     (159,393)      45,362      (143,008)         54,984       (40,721)       (338)
------------------------------------------------------------------------------------------------------------------------------
     520,855        585,617      1,148,539       487,834        5,453       264,977          60,877        75,197      11,594
------------------------------------------------------------------------------------------------------------------------------
$    218,686   $    408,088   $    672,719   $   328,441   $   50,815   $   121,969   $     115,861   $    34,476  $   11,256
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                                                       ALL-ASSET
                                                                    DOW 2X                                ENERGY      CONSERVATIVE
                                                                   STRATEGY    ELECTRONICS    ENERGY     SERVICES    STRATEGY (ac)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares........   $     701   $        --   $      --   $      --   $        4,219
Expenses:
   Mortality and expense risk fees..............................         601            41       8,049       9,959            1,313
   Administrative fees..........................................          72             4         966       1,195              157
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses............................................         673            45       9,015      11,154            1,470
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense)..............................          28           (45)     (9,015)    (11,154)           2,749
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares..........................................     (55,529)       (2,638)   (190,898)    (41,462)            (173)
   Net realized short-term capital gain distributions from
      investments in portfolio shares...........................          --            --      14,310      39,258              784
   Net realized long-term capital gain distributions from
      investments in portfolio shares...........................          --            --       5,227      12,733              433
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares....................................................     (55,529)       (2,638)   (171,361)     10,529            1,044
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares..............................      11,530            86    (188,903)   (543,247)         (17,916)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations.....   $ (43,971)  $    (2,597)  $(369,279)  $(543,872)  $      (14,123)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                                                       ALL-ASSET
                                                                    DOW 2X                                ENERGY      CONSERVATIVE
                                                                   STRATEGY    ELECTRONICS    ENERGY     SERVICES    STRATEGY (ac)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $      28   $       (45)  $  (9,015)  $ (11,154)  $        2,749
   Net realized gain (loss) on investments in portfolio
      shares ...................................................     (55,529)       (2,638)   (171,361)     10,529            1,044
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................      11,530            86    (188,903)   (543,247)         (17,916)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....     (43,971)       (2,597)   (369,279)   (543,872)         (14,123)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .........       2,133            --      30,538      39,694               --
   Contract redemptions ........................................        (338)           --      (4,318)    (42,795)              --
   Net transfers (including mortality transfers) ...............         (32)          527     170,794      23,308           17,052
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..................................       1,763           527     197,014      20,207           17,052
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .................     (42,208)       (2,070)   (172,265)   (523,665)           2,929
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................      80,144         3,781     565,126     854,383          103,227
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............................   $  37,936   $     1,711   $ 392,861   $ 330,718   $      106,156
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   INVERSE
  ALL-ASSET                                   GOVERNMENT                                             INVERSE     GOVERNMENT
  MODERATE       EUROPE 1.25X   FINANCIAL   LONG BOND 1.2X     HEALTH      HEDGED                    DOW 2X       LONG BOND
STRATEGY (ad)*     STRATEGY     SERVICES       STRATEGY         CARE       EQUITY     INTERNET      STRATEGY      STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
$        2,061   $        141   $      --   $        3,374   $       --   $     --   $       --   $     1,037   $         52
         1,239            315         361            1,585        1,985          6           47         7,263            326
           149             38          44              191          238          1            6           871             39
-----------------------------------------------------------------------------------------------------------------------------
         1,388            353         405            1,776        2,223          7           53         8,134            365
-----------------------------------------------------------------------------------------------------------------------------
           673           (212)       (405)           1,598       (2,223)        (7)         (53)       (7,097)          (313)
-----------------------------------------------------------------------------------------------------------------------------

          (100)       (16,328)    (12,660)          21,491      (38,021)       (76)      (1,021)      359,061        (10,804)
            --            221          --               --        1,519         --           --        12,145             --
           814            232          --               --        2,018         --           --        51,143             --
-----------------------------------------------------------------------------------------------------------------------------
           714        (15,875)    (12,660)          21,491      (34,484)       (76)      (1,021)      422,349        (10,804)
-----------------------------------------------------------------------------------------------------------------------------

       (18,417)        (1,235)      1,245           25,764      (17,387)        --          135       (79,666)         6,670
-----------------------------------------------------------------------------------------------------------------------------
$      (17,030)  $    (17,322)  $ (11,820)  $       48,853   $  (54,094)  $    (83)  $     (939)  $   335,586   $     (4,447)
=============================================================================================================================

=============================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   INVERSE
  ALL-ASSET                                   GOVERNMENT                                             INVERSE     GOVERNMENT
  MODERATE       EUROPE 1.25X   FINANCIAL   LONG BOND 1.2X     HEALTH      HEDGED                    DOW 2X       LONG BOND
STRATEGY (ad)*     STRATEGY     SERVICES       STRATEGY         CARE       EQUITY     INTERNET      STRATEGY      STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
$          673   $       (212)  $    (405)  $        1,598   $   (2,223)  $     (7)  $      (53)  $    (7,097)  $       (313)
           714        (15,875)    (12,660)          21,491      (34,484)       (76)      (1,021)      422,349        (10,804)

       (18,417)        (1,235)      1,245           25,764      (17,387)        --          135       (79,666)         6,670
-----------------------------------------------------------------------------------------------------------------------------
       (17,030)       (17,322)    (11,820)          48,853      (54,094)       (83)        (939)      335,586         (4,447)
-----------------------------------------------------------------------------------------------------------------------------

        15,478            105         238           11,826        8,308         --           --        52,162          1,959
           (60)           (96)       (567)         (34,784)      (8,161)        --           --       (24,733)        (3,823)
        83,564        (27,409)     44,902           94,940     (421,904)        83       (2,779)     (100,101)        10,855
-----------------------------------------------------------------------------------------------------------------------------

        98,982        (27,400)     44,573           71,982     (421,757)        83       (2,779)      (72,672)         8,991
-----------------------------------------------------------------------------------------------------------------------------
        81,952        (44,722)     32,753          120,835     (475,851)        --       (3,718)      262,914          4,544
-----------------------------------------------------------------------------------------------------------------------------
        18,041         54,582       2,331           65,114      548,541         --        3,718         5,101         37,798
-----------------------------------------------------------------------------------------------------------------------------
$       99,993   $      9,860   $  35,084   $      185,949   $   72,690   $     --   $       --   $   268,015   $     42,342
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

================================================================================================================================
                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                          ----------------------------------------------------------------------
                                                           INVERSE      INVERSE          INVERSE        INVERSE
                                                           MID-CAP   NASDAQ-100(R)   RUSSELL 2000(R)    S&P 500      JAPAN 2X
                                                          STRATEGY   STRATEGY (j)*      STRATEGY       STRATEGY   STRATEGY (u)*
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..........................................   $     37   $         825   $           211   $    636   $          12
Expenses:
   Mortality and expense risk fees ....................         77           6,514               509        464             191
   Administrative fees ................................          9             781                62         55              23
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................         86           7,295               571        519             214
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ....................        (49)         (6,470)             (360)       117            (202)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .................      2,190         144,823            11,402     39,038        (11,072)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ..........................................         --              --                --         --              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ............         --              --                --         --              --
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ................................      2,190         144,823            11,402     39,038         (11,072)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................     (1,312)         (7,588)             (432)    (1,520)          5,877
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................   $    829   $     130,765   $        10,610   $ 37,635   $      (5,397)
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

================================================================================================================================
                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                          ----------------------------------------------------------------------
                                                           INVERSE      INVERSE          INVERSE        INVERSE
                                                           MID-CAP   NASDAQ-100(R)   RUSSELL 2000(R)    S&P 500     JAPAN 2X
                                                          STRATEGY   STRATEGY (j)*      STRATEGY       STRATEGY   STRATEGY (u)*
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................   $    (49)  $      (6,470)  $          (360)  $    117   $        (202)
   Net realized gain (loss) on investments in
      portfolio shares ................................      2,190         144,823            11,402     39,038         (11,072)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ..........................................     (1,312)         (7,588)             (432)    (1,520)          5,877
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................        829         130,765            10,610     37,635          (5,397)
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .......................................     26,999          37,628            19,849      2,272             386
   Contract redemptions ...............................        (30)        (24,824)           (1,478)    (1,018)         (6,779)
   Net transfers (including mortality transfers) ......    (24,592)           (183)          (39,658)   (16,167)        (16,754)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ................      2,377          12,621           (21,287)   (14,913)        (23,147)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........      3,206         143,386           (10,677)    22,722         (28,544)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................      2,277          20,345            26,536     15,796          29,884
--------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ....................   $  5,483   $     163,731   $        15,859   $ 38,518   $       1,340
================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  S&P 500      S&P 500                  MID-CAP      S&P MIDCAP     S&P MIDCAP    MULTI-CAP
   PURE         PURE                     1.5X         400 PURE       400 PURE       CORE       NASDAQ-100(R)
GROWTH (v)*   VALUE (w)*    LEISURE     STRATEGY     GROWTH (x)*    VALUE (y)*     EQUITY     2X STRATEGY (k)*   NASDAQ-100(R) (l)*
------------------------------------------------------------------------------------------------------------------------------------
$        --   $    2,019   $      --   $       --   $         --   $         --   $     102   $             79   $            1,330
        288          948          35        1,228            986            533          29              1,314               10,888
         34          114           5          147            119             63           4                157                1,306
------------------------------------------------------------------------------------------------------------------------------------
        322        1,062          40        1,375          1,105            596          33              1,471               12,194
------------------------------------------------------------------------------------------------------------------------------------
       (322)         957         (40)      (1,375)        (1,105)          (596)         69             (1,392)             (10,864)
------------------------------------------------------------------------------------------------------------------------------------

    (14,466)     (87,954)     (1,955)    (102,139)       (31,893)       (26,204)       (688)          (133,849)              14,114
         --           --         563           --             --            397           6                 --                   --
         --       29,734       3,742           --             --          3,264           1                 --                   --
------------------------------------------------------------------------------------------------------------------------------------

    (14,466)     (58,220)      2,350     (102,139)       (31,893)       (22,543)       (681)          (133,849)              14,114
------------------------------------------------------------------------------------------------------------------------------------

      1,011       (1,418)     (4,287)      36,004         (4,146)        (3,664)       (295)            (3,014)            (455,848)
------------------------------------------------------------------------------------------------------------------------------------
$   (13,777)  $  (58,681)  $  (1,977)  $  (67,510)  $    (37,144)  $    (26,803)  $    (907)  $       (138,255)  $         (452,598)
====================================================================================================================================

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 S&P 500       S&P 500                  MID-CAP      S&P MIDCAP     S&P MIDCAP    MULTI-CAP
  PURE          PURE                     1.5X         400 PURE       400 PURE       CORE       NASDAQ-100(R)
GROWTH (v)*   VALUE (w)*    LEISURE     STRATEGY     GROWTH (x)*    VALUE (y)*     EQUITY     2X STRATEGY (k)*   NASDAQ-100(R) (l)*
------------------------------------------------------------------------------------------------------------------------------------
$      (322)  $      957   $     (40)  $   (1,375)  $     (1,105)  $       (596)  $      69   $         (1,392)  $          (10,864)
    (14,466)     (58,220)      2,350     (102,139)       (31,893)       (22,543)       (681)          (133,849)              14,114

      1,011       (1,418)     (4,287)      36,004         (4,146)        (3,664)       (295)            (3,014)            (455,848)
------------------------------------------------------------------------------------------------------------------------------------
    (13,777)     (58,681)     (1,977)     (67,510)       (37,144)       (26,803)       (907)          (138,255)            (452,598)
------------------------------------------------------------------------------------------------------------------------------------

          1        1,401          --        4,291            361            860         480              2,728               38,943
       (532)      (1,759)         --       (2,438)        (1,786)        (1,120)         --             (7,338)             (86,289)
      1,853       54,271      26,935       18,416       (111,271)        50,525          50            (18,390)             (64,359)
------------------------------------------------------------------------------------------------------------------------------------

      1,322       53,913      26,935       20,269       (112,696)        50,265         530            (23,000)            (111,705)
------------------------------------------------------------------------------------------------------------------------------------
    (12,455)      (4,768)     24,958      (47,241)      (149,840)        23,462        (377)          (161,255)            (564,303)
------------------------------------------------------------------------------------------------------------------------------------
     19,776       70,696       1,131      137,980        172,383         62,124       3,865            192,049            1,127,384
------------------------------------------------------------------------------------------------------------------------------------
$     7,321   $   65,928   $  26,089   $   90,739   $     22,543   $     85,586   $   3,488   $         30,794   $          563,081
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ---------------------------------------------------------------
                                                                                                                       RUSSELL
                                                                                PRECIOUS       REAL                 2000(R) 1.5X
                                                                     NOVA        METALS       ESTATE    RETAILING     STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $      430   $       --   $     619   $      --   $        111
Expenses:
   Mortality and expense risk fees ............................        1,692        3,601       1,474          22            704
   Administrative fees ........................................          203          432         177           3             85
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................        1,895        4,033       1,651          25            789
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................       (1,465)      (4,033)     (1,032)        (25)          (678)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................     (105,982)    (188,573)   (123,804)        (63)       (56,299)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --           --       1,597          --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --           --       4,639          13             --
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ...................................................     (105,982)    (188,573)   (117,568)        (50)       (56,299)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................        5,209       46,642      62,846      (1,720)        19,551
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....   $ (102,238)  $ (145,964)  $ (55,754)  $  (1,795)  $    (37,426)
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ---------------------------------------------------------------
                                                                                                                       RUSSELL
                                                                                PRECIOUS       REAL                 2000(R) 1.5X
                                                                     NOVA        METALS       ESTATE    RETAILING     STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $   (1,465)  $   (4,033)  $  (1,032)  $     (25)  $       (678)
   Net realized gain (loss) on investments in portfolio
     shares ...................................................     (105,982)    (188,573)   (117,568)        (50)       (56,299)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................        5,209       46,642      62,846      (1,720)        19,551
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....     (102,238)    (145,964)    (55,754)     (1,795)       (37,426)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........          546       58,833       3,448          --          4,104
   Contract redemptions .......................................       (3,355)     (18,258)    (30,304)         --         (8,675)
   Net transfers (including mortality transfers) ..............       29,215       77,087       7,720       5,811         (8,778)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...................................       26,406      117,662     (19,136)      5,811        (13,349)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................      (75,832)     (28,302)    (74,890)      4,016        (50,775)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      145,032      278,576     155,565          --         84,095
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..............................   $   69,200   $  250,274   $  80,675   $   4,016   $     33,320
=================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 RUSSELL                                     S&P SMALLCAP   S&P SMALLCAP   STRENGTHENING
2000(R) 2X   S&P 500 2X        ALL-CAP         600 PURE       600 PURE       DOLLAR 2X                       TELE-         TRANS-
 STRATEGY     STRATEGY    OPPORTUNITY (t)*    GROWTH (z)*    VALUE (aa)*      STRATEGY     TECHNOLOGY   COMMUNICATIONS   PORTATION
-----------------------------------------------------------------------------------------------------------------------------------
$       75   $       --   $             --   $         --   $        243   $          --   $       --   $          275   $      --

        26          822                707            217            435             112          852              940         120
         3           98                 84             26             52              14          102              113          14
-----------------------------------------------------------------------------------------------------------------------------------
        29          920                791            243            487             126          954            1,053         134
-----------------------------------------------------------------------------------------------------------------------------------
        46         (920)              (791)          (243)          (244)           (126)        (954)            (778)       (134)
-----------------------------------------------------------------------------------------------------------------------------------

       (28)     (71,688)            (4,293)        (4,096)       (28,830)          2,712       (1,498)         (62,792)     (9,047)

        --           --                 74             --             --              --        8,871           14,246          --

        --           --                 51             --             --              --           62           11,403         135
-----------------------------------------------------------------------------------------------------------------------------------
       (28)     (71,688)            (4,168)        (4,096)       (28,830)          2,712        7,435          (37,143)     (8,912)
-----------------------------------------------------------------------------------------------------------------------------------

    (4,579)      16,866            (17,431)        (1,611)         8,187          (1,753)     (45,740)          (8,277)      3,667
-----------------------------------------------------------------------------------------------------------------------------------
$   (4,561)  $  (55,742)  $        (22,390)  $     (5,950)  $    (20,887)  $         833   $  (39,259)  $      (46,198)  $  (5,379)
===================================================================================================================================

===================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 RUSSELL                                     S&P SMALLCAP   S&P SMALLCAP   STRENGTHENING
2000(R) 2X   S&P 500 2X        ALL-CAP         600 PURE       600 PURE       DOLLAR 2X                       TELE-         TRANS-
 STRATEGY     STRATEGY    OPPORTUNITY (t)*    GROWTH (z)*    VALUE (aa)*      STRATEGY     TECHNOLOGY   COMMUNICATIONS   PORTATION
-----------------------------------------------------------------------------------------------------------------------------------
$       46   $     (920)  $           (791)  $       (243)  $       (244)  $        (126)  $     (954)  $         (778)  $    (134)
       (28)     (71,688)            (4,168)        (4,096)       (28,830)          2,712        7,435          (37,143)     (8,912)

    (4,579)      16,866            (17,431)        (1,611)         8,187          (1,753)     (45,740)          (8,277)      3,667
-----------------------------------------------------------------------------------------------------------------------------------
    (4,561)     (55,742)           (22,390)        (5,950)       (20,887)            833      (39,259)         (46,198)     (5,379)
-----------------------------------------------------------------------------------------------------------------------------------

     1,782        9,260              2,375            361          2,307             116          494              555         497
        --         (210)            (5,559)        (3,896)        (4,066)         (4,279)          --           (1,955)         --
     5,754       (4,416)            19,311          7,610         25,677          13,684        2,795           (4,483)      7,974
-----------------------------------------------------------------------------------------------------------------------------------

     7,536        4,634             16,127          4,075         23,918           9,521        3,289           (5,883)      8,471
-----------------------------------------------------------------------------------------------------------------------------------
     2,975      (51,108)            (6,263)        (1,875)         3,031          10,354      (35,970)         (52,081)      3,092
-----------------------------------------------------------------------------------------------------------------------------------
       236       99,242             36,996         11,806         34,056              --       82,456           98,322       5,179
-----------------------------------------------------------------------------------------------------------------------------------
$    3,211   $   48,134   $         30,733   $      9,931   $     37,087   $      10,354   $   46,486   $       46,241   $   8,271
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                    RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS
                                                                   ----------------------------------   ----------------------------
                                                                      U.S.
                                                                   GOVERNMENT               WEAKENING   COMMUNICATIONS
                                                                     MONEY                  DOLLAR 2X        AND           GLOBAL
                                                                     MARKET     UTILITIES   STRATEGY     INFORMATION     TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $   11,010   $     407   $      --   $           --   $       --
Expenses:
   Mortality and expense risk fees .............................       12,172       1,416       1,824            4,602        2,098
   Administrative fees .........................................        1,460         170         219              552          252
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ............................................       13,632       1,586       2,043            5,154        2,350
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................       (2,622)     (1,179)     (2,043)          (5,154)      (2,350)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ..........................................           --     (56,895)    (36,462)          10,265        7,762
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................           --         657          --               --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................           --         419          --               --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ....................................................           --     (55,819)    (36,462)          10,265        7,762
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................           --      16,100      (9,207)        (168,249)     (89,690)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations  ....   $   (2,622)  $ (40,898)  $ (47,712)  $     (163,138)  $  (84,278)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                    RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS
                                                                   ----------------------------------   ----------------------------
                                                                      U.S.
                                                                   GOVERNMENT               WEAKENING   COMMUNICATIONS
                                                                     MONEY                  DOLLAR 2X         AND          GLOBAL
                                                                     MARKET     UTILITIES   STRATEGY      INFORMATION    TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $   (2,622)  $  (1,179)  $  (2,043)  $       (5,154)  $   (2,350)
   Net realized gain (loss) on investments in portfolio
     shares ....................................................           --     (55,819)    (36,462)          10,265        7,762
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................           --      16,100      (9,207)        (168,249)     (89,690)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .......       (2,622)    (40,898)    (47,712)        (163,138)     (84,278)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .........       36,477       5,743      24,266           11,931        6,936
   Contract redemptions ........................................     (164,671)    (16,539)     (4,518)         (26,074)      (3,252)
   Net transfers (including mortality transfers) ...............      (59,997)    (60,970)     60,439           (7,584)     (24,700)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owners' transactions ......................................     (188,191)    (71,766)     80,187          (21,727)     (21,016)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .....................     (190,813)   (112,664)     32,475         (184,865)    (105,294)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................      930,408     189,648      25,303          441,149      222,973
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .................................   $  739,595   $  76,984   $  57,778   $      256,284   $  117,679
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
  THIRD
  AVENUE
 VARIABLE                                                                                        WELLS FARGO
  SERIES                                                                                          ADVANTAGE
  TRUST                           VAN ECK WORLDWIDE INSURANCE TRUST                               VT FUNDS
-----------  -------------------------------------------------------------------------   ---------------------------
                   MULTI-
                   MANAGER                      EMERGING         HARD          REAL                                      COMBINED
  VALUE      ALTERNATIVES (ab)*      BOND        MARKETS        ASSETS        ESTATE       DISCOVERY     OPPORTUNITY      TOTAL
------------------------------------------------------------------------------------------------------------------------------------
$    8,896   $               90   $  48,227   $         --   $     10,069   $   26,366   $         --   $     35,877  $   1,863,332

    12,971                  390       6,985         21,064         33,657        5,820         27,254         23,561      1,827,912
     1,557                   47         838          2,527          4,039          699          3,270          2,827        219,343
------------------------------------------------------------------------------------------------------------------------------------
    14,528                  437       7,823         23,591         37,696        6,519         30,524         26,388      2,047,255
------------------------------------------------------------------------------------------------------------------------------------
    (5,632)                (347)     40,404        (23,591)       (27,627)      19,847        (30,524)         9,489       (183,923)
------------------------------------------------------------------------------------------------------------------------------------

   (40,262)              (3,355)     (2,904)      (156,533)       403,857      (60,711)       122,809        (16,693)    (4,194,903)

     5,583                   --          --        144,925        202,315       13,183             --        124,616      1,961,648

   171,612                2,872          --        709,208        349,064       71,941             --        298,856      3,871,176
------------------------------------------------------------------------------------------------------------------------------------
   136,933                 (483)     (2,904)       697,600        955,236       24,413        122,809        406,779      1,637,921
------------------------------------------------------------------------------------------------------------------------------------

  (706,511)              (3,606)    (27,999)    (2,197,325)    (2,205,832)    (372,330)    (1,276,879)    (1,294,475)   (66,557,942)
------------------------------------------------------------------------------------------------------------------------------------
$ (575,210)  $           (4,436)  $   9,501   $ (1,523,316)  $ (1,278,223)  $ (328,070)  $ (1,184,594)  $   (878,207) $ (65,103,944)
====================================================================================================================================

====================================================================================================================================
  THIRD
  AVENUE
 VARIABLE                                                                                         WELLS FARGO
  SERIES                                                                                           ADVANTAGE
  TRUST                           VAN ECK WORLDWIDE INSURANCE TRUST                                VT FUNDS
-----------  -------------------------------------------------------------------------   ---------------------------
                   MULTI-
                   MANAGER                      EMERGING         HARD          REAL                                      COMBINED
  VALUE      ALTERNATIVES (ab)*      BOND        MARKETS        ASSETS        ESTATE       DISCOVERY     OPPORTUNITY      TOTAL
------------------------------------------------------------------------------------------------------------------------------------
$    (5,632) $             (347)  $  40,404   $    (23,591)  $    (27,627)  $   19,847   $    (30,524)  $      9,489  $    (183,923)
    136,933                (483)     (2,904)       697,600        955,236       24,413        122,809        406,779      1,637,921

   (706,511)             (3,606)    (27,999)    (2,197,325)    (2,205,832)    (372,330)    (1,276,879)    (1,294,475)   (66,557,942)
------------------------------------------------------------------------------------------------------------------------------------
   (575,210)             (4,436)      9,501     (1,523,316)    (1,278,223)    (328,070)    (1,184,594)      (878,207)   (65,103,944)
------------------------------------------------------------------------------------------------------------------------------------

    181,942               1,636      19,089         47,682         75,062       24,103         77,586        100,516      6,628,738
   (131,157)             (2,205)    (44,611)      (176,964)      (208,135)     (40,293)      (228,945)      (216,953)   (16,761,071)
    (81,283)            (82,590)     49,079       (102,145)    (1,278,941)     (85,336)      (152,911)       (91,189)    (8,006,368)
------------------------------------------------------------------------------------------------------------------------------------

    (30,498)            (83,159)     23,557       (231,427)    (1,412,014)    (101,526)      (304,270)      (207,626)   (18,138,701)
------------------------------------------------------------------------------------------------------------------------------------
   (605,708)            (87,595)     33,058     (1,754,743)    (2,690,237)    (429,596)    (1,488,864)    (1,085,833)   (83,242,645)
------------------------------------------------------------------------------------------------------------------------------------
  1,346,948              97,596     498,567      2,499,355      3,995,287      676,454      2,862,886      2,304,295    183,646,686
------------------------------------------------------------------------------------------------------------------------------------
$   741,240  $           10,001   $ 531,625   $    744,612   $  1,305,050   $  246,858   $  1,374,022   $  1,218,462  $ 100,404,041
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 AND 2008

================================================================================

(1) GENERAL

      Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but subadvises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account E.

      The following investment options are available to new investors as of December 31, 2009:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I

THE ALGER PORTFOLIOS
      Capital Appreciation Portfolio
      LargeCap Growth Portfolio
      MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund

DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio

FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II (to be liquidated March 2010)
      Kaufmann Fund II
      Market Opportunity Fund II (to be liquidated March 2010)

JANUS ASPEN SERIES
      Balanced Portfolio
      Enterprise Portfolio
      Forty Portfolio
      Global Life Sciences Portfolio (to be liquidated April 2010) Growth and Income Portfolio (to be liquidated April 2010)
      Janus Portfolio
      Overseas Portfolio
      Perkins Mid Cap Value Portfolio
      Worldwide Portfolio

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      US Small-Mid Cap Equity Portfolio
      US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      ClearBridge Aggressive Growth Portfolio
      ClearBridge Equity Income Builder Portfolio
      ClearBridge Fundamental Value Portfolio
      ClearBridge Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Western Asset Global High Yield Bond Portfolio
      Western Asset Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio
      JNF Loomis Sayles Bond Portfolio (to be liquidated Feb. 2010) JNF Money Market Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      Real Return Bond Portfolio
      Short-Term Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      High Yield Portfolio
      Mid Cap Value Portfolio
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      All-Asset Aggressive Strategy Fund
      All-Asset Conservative Strategy Fund
      All-Asset Moderate Strategy Fund
      All-Cap Opportunity Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse NASDAQ-100(R) Strategy Fund
      Inverse Russell 2000(R) Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 2X Strategy Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Multi-Cap Core Equity Fund
      Multi-Hedge Strategies Fund
      NASDAQ-100(R) 2X Strategy Fund
      NASDAQ-100(R) Fund
      Nova Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000(R) 1.5X Strategy Fund
      Russell 2000(R) 2X Strategy Fund
      S&P 500 2X Strategy Fund
      S&P 500 Pure Growth Fund
      S&P 500 Pure Value Fund
      S&P MidCap 400 Pure Growth Fund
      S&P MidCap 400 Pure Value Fund
      S&P SmallCap 600 Pure Growth Fund
      S&P SmallCap 600 Pure Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
      Communications and Information Portfolio
      Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Multi-Manager Alternatives Fund

WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES

      In June 2009, the Financial Accounting Standards Board ("FASB") issued FASB Accounting Standards Codification ("ASC") effective for certain financial statements issued for interim and annual periods ending after December 15, 2009. The ASC identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with GAAP. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

revisions to GAAP will be incorporated into the ASC through Accounting Standards Updates ("ASU").

      Account E adopted the provisions of ASC 740 (formerly FASB Interpretation No. 48), "Accounting for Uncertainty in Income Taxes", on January 1, 2009. The guidance establishes for all entities, including pass-through entities such as Account E, a minimum threshold for financial statement recognition of the benefit of positions taken in tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain disclosures related to uncertain tax positions. The implementation of ASC 740 had no impact on Account E's financial statements. Account E does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

      In September 2009, the FASB amended ASC-820 "Fair Value Measurements and Disclosures" with ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)." This ASU provides amendments for the fair value measurement of investments to create a practical expedient to measure the fair value of an investment in certain entities on the basis of the net asset value per share of the investment (or its equivalent) determined as of the reporting entity's measurement date. Therefore, certain attributes of the investment (such as restrictions on redemption) and transaction prices from principal-to-principal or brokered transactions will not be considered in measuring the fair value of the investment if the practical expedient is used. The amendment in this ASU also requires disclosures by major category of investment about the attributes of those investments, such as the nature of any restrictions on the investor's ability to redeem its investments at measurement date, any unfunded commitments, and the investment strategies of the investees. The amendments in this ASU are effective for interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-12, did not have a significant impact to Account E's financial position or results of operations.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. For the year ended December 31, 2009 breakage resulted in a loss of $5,178 and resulted in income of $7,789 for the year ended December 31, 2008.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      On January 1, 2008, Account E adopted ASC-820, "Fair Value Measurements and Disclosures" ("ASC-820") formerly Statement of Financial Accounting Standards No. 157. ASC-820 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. ASC-820 establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account E. Unobservable inputs are inputs that reflect Account E's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o  Level 1-   Observable inputs are unadjusted, quoted prices for
                    identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

                    liquid U.S. Treasury securities, certain common stocks and mutual funds.

      o  Level 2-   Observable inputs other than quoted prices included in Level
                    1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level
                    2.

      o  Level 3-   Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manger. Account E includes these prices in the amounts disclosed in Level 1 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                       FAIR VALUE MEASUREMENTS USING
-----------------------------------------------------------------------------
                                     Quoted
                                    prices in     Significant
                                 Active Markets      Other       Significant
                                 for Identical    Observable    Unobservable
                  Total As of        Assets          Inputs       Inputs
                   12/31/2009       (Level 1)       (Level 2)    (Level 3)
-----------------------------------------------------------------------------
Assets:
   Mutual Funds  $ 120,069,270    $120,069,270             --             --
-----------------------------------------------------------------------------
                 $ 120,069,270    $120,069,270             --             --
                 ============================================================

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $25,762,842 and $47,668,685 for the years ended December 31, 2009 and 2008, respectively. The aggregate proceeds from sales of investments in portfolio shares were $33,671,326 and $60,158,567 for the years ended December 31, 2009 and 2008, respectively.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of Account E, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $1,327,354 and $1,827,912 for the years ended December 31, 2009 and 2008, respectively. The administrative expenses were $159,271 and $219,343 for the years ended December 31, 2009 and 2008, respectively.

      Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $373,823 and $393,429 for the years ended December 31, 2009 and 2008, respectively.

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account E.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2009 ........................       81      $ 1.13      $     92     46.75%      1.21%      1.40%
      December 31, 2008 ........................       88        0.77            68    -52.76%      0.53%      1.40%
      December 31, 2007 ........................       91        1.63           149      0.00%      0.31%      1.40%
      December 31, 2006 ........................      110        1.63           180     10.88%      0.13%      1.40%
      December 31, 2005 ........................      103        1.47           151      4.26%      0.00%      1.40%
   Core Equity Fund
      December 31, 2009 ........................       68       10.09           687     26.44%      1.91%      1.40%
      December 31, 2008 ........................       68        7.98           544    -31.09%      2.32%      1.40%
      December 31, 2007 ........................       64       11.58           739      6.63%      1.22%      1.40%
      December 31, 2006 ........................       58       10.86           648      8.17%      0.57%      1.40%
      Inception April 28, 2006 .................       --       10.04            --       N/A        N/A        N/A
   Financial Services Fund
      December 31, 2009 ........................      131        0.51            67     24.39%      3.72%      1.40%
      December 31, 2008 ........................       93        0.41            38    -59.80%      2.33%      1.40%
      December 31, 2007 ........................       65        1.02            67    -23.88%      1.37%      1.40%
      December 31, 2006 ........................       98        1.34           131     15.52%      1.53%      1.40%
      December 31, 2005 ........................      107        1.16           124      4.50%      1.36%      1.40%
   Global Health Care Fund
      December 31, 2009 ........................      135        1.10           149     26.44%      0.32%      1.40%
      December 31, 2008 ........................      171        0.87           150    -29.84%      0.00%      1.40%
      December 31, 2007 ........................      171        1.24           213      9.73%      0.00%      1.40%
      December 31, 2006 ........................      234        1.13           263      3.67%      0.00%      1.40%
      December 31, 2005 ........................      475        1.09           516      6.86%      0.00%      1.40%
   Global Real Estate Fund
      December 31, 2009 ........................      244        2.04           498     29.94%      0.00%      1.40%
      December 31, 2008 ........................      283        1.57           446    -45.49%      5.22%      1.40%
      December 31, 2007 ........................      402        2.88         1,161     -7.10%      4.36%      1.40%
      December 31, 2006 ........................      612        3.10         1,893     40.91%      1.08%      1.40%
      December 31, 2005 ........................      730        2.20         1,609     12.24%      1.06%      1.40%
   High Yield Fund
      December 31, 2009 ........................       29       13.13           383     50.75%      8.38%      1.40%
      December 31, 2008 ........................       25        8.71           219    -26.75%     11.13%      1.40%
      December 31, 2007 ........................       25       11.89           297     -0.17%      4.94%      1.40%
      December 31, 2006 ........................       43       11.91           515      9.17%      8.60%      1.40%
      December 31, 2005 ........................       48       10.91           528      1.30%      8.89%      1.40%
   Mid Cap Core Equity Fund
      December 31, 2009 ........................       74        1.56           116     27.87%      1.20%      1.40%
      December 31, 2008 ........................       68        1.22            83    -29.48%      1.43%      1.40%
      December 31, 2007 ........................       63        1.73           108      7.45%      0.05%      1.40%
      December 31, 2006 ........................       90        1.61           145      9.52%      0.67%      1.40%
      December 31, 2005 ........................      100        1.47           147      5.76%      0.30%      1.40%
   Technology Fund
      December 31, 2009 ........................      115        0.56            64     55.56%      0.00%      1.40%
      December 31, 2008 ........................      107        0.36            38    -44.62%      0.00%      1.40%
      December 31, 2007 ........................      110        0.65            72      4.84%      0.00%      1.40%
      December 31, 2006 ........................      153        0.62            94     10.71%      0.00%      1.40%
      December 31, 2005 ........................      131        0.56            74      0.00%      0.00%      1.40%
THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
      December 31, 2009 ........................    1,612        4.01         6,465     49.07%      0.00%      1.40%
      December 31, 2008 ........................    1,785        2.69         4,805    -45.98%      0.00%      1.40%
      December 31, 2007 ........................    2,026        4.98        10,083     31.75%      0.00%      1.40%
      December 31, 2006 ........................    2,302        3.78         8,699     17.76%      0.00%      1.40%
      December 31, 2005 ........................    2,694        3.21         8,657     12.63%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS: (continued)
   LargeCap Growth Portfolio
      December 31, 2009 ........................    2,268      $ 1.75      $  3,960     45.83%      0.67%      1.40%
      December 31, 2008 ........................    2,499        1.20         2,999    -46.90%      0.22%      1.40%
      December 31, 2007 ........................    2,849        2.26         6,441     18.32%      0.34%      1.40%
      December 31, 2006 ........................    3,286        1.91         6,283      3.80%      0.13%      1.40%
      December 31, 2005 ........................    3,909        1.84         7,216     10.18%      0.23%      1.40%
   MidCap Growth Portfolio
      December 31, 2009 ........................    1,077        1.96         2,114     49.62%      0.00%      1.40%
      December 31, 2008 ........................    1,241        1.31         1,628    -58.93%      0.17%      1.40%
      December 31, 2007 ........................    1,431        3.19         4,571     29.67%      0.00%      1.40%
      December 31, 2006 ........................    1,520        2.46         3,744      8.37%      0.00%      1.40%
      December 31, 2005 ........................    1,883        2.27         4,270      8.61%      0.00%      1.40%
   SmallCap Growth Portfolio
      December 31, 2009 ........................    1,091        1.55         1,686     43.52%      0.00%      1.40%
      December 31, 2008 ........................    1,278        1.08         1,377    -47.32%      0.00%      1.40%
      December 31, 2007 ........................    1,503        2.05         3,077     15.82%      0.00%      1.40%
      December 31, 2006 ........................    1,822        1.77         3,228     18.00%      0.00%      1.40%
      December 31, 2005 ........................    2,011        1.50         3,011     15.38%      0.00%      1.40%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2009 ........................      302        0.98           296     19.51%      4.57%      1.40%
      December 31, 2008 ........................      300        0.82           247    -41.43%      2.06%      1.40%
      December 31, 2007 ........................      349        1.40           490      2.94%      1.46%      1.40%
      December 31, 2006 ........................      187        1.36           254     16.24%      1.40%      1.40%
      December 31, 2005 ........................      176        1.17           206      3.54%      1.47%      1.40%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2009 ........................       21       10.61           222     13.96%      4.83%      1.40%
      December 31, 2008 ........................       14        9.31           126    -21.43%      2.72%      1.40%
      December 31, 2007 ........................        6       11.85            72      3.40%      2.21%      1.40%
      December 31, 2006 ........................        9       11.46            99      8.11%      1.09%      1.40%
      December 31, 2005 ........................        1       10.60            14      5.58%      0.00%      1.40%
      Inception May 1, 2005 ....................       --       10.04            --       N/A        N/A        N/A
   Income & Growth Fund
      December 31, 2009 ........................      623        1.00           623     16.28%      4.85%      1.40%
      December 31, 2008 ........................      671        0.86           576    -35.34%      2.41%      1.40%
      December 31, 2007 ........................    1,056        1.33         1,405     -1.48%      1.90%      1.40%
      December 31, 2006 ........................    1,324        1.35         1,788     15.38%      1.78%      1.40%
      December 31, 2005 ........................    1,322        1.17         1,546      3.54%      2.01%      1.40%
   Inflation Protection Fund
      December 31, 2009 ........................        7       12.06            88      8.75%      1.83%      1.40%
      December 31, 2008 ........................        6       11.09            70     -2.97%      5.20%      1.40%
      December 31, 2007 ........................        4       11.43            41      7.93%      4.40%      1.40%
      December 31, 2006 ........................        1       10.59            15      0.19%      4.94%      1.40%
      December 31, 2005 ........................        2       10.57            22      0.19%      4.88%      1.40%
   International Fund
      December 31, 2009 ........................      428        1.49           638     31.86%      2.01%      1.40%
      December 31, 2008 ........................      456        1.13           515    -45.67%      0.83%      1.40%
      December 31, 2007 ........................      505        2.08         1,050     16.85%      0.71%      1.40%
      December 31, 2006 ........................      591        1.78         1,054     22.76%      1.56%      1.40%
      December 31, 2005 ........................      618        1.45           894     11.54%      1.35%      1.40%
   Large Company Value Fund
      December 31, 2009 ........................        1        6.86             5     18.48%      2.49%      1.40%
      December 31, 2008 ........................        1        5.79             5    -38.21%      0.16%      1.40%
      December 31, 2007 ........................       --        9.37            --     -6.67%      0.00%      1.40%
      Inception May 1, 2007 ....................       --       10.04            --      0.00%       N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Ultra Fund
      December 31, 2009 ........................        1      $ 8.82      $      7     32.63%      0.19%      1.40%
      December 31, 2008 ........................       --        6.65             2    -42.32%      0.00%      1.40%
      December 31, 2007 ........................       --       11.53            --     15.07%      0.00%      1.40%
      Inception May 1, 2007 ....................       --       10.02            --      0.00%        N/A       N/A
   Value Fund
      December 31, 2009 ........................    1,209        1.92         2,320     18.52%      5.74%      1.40%
      December 31, 2008 ........................    1,313        1.62         2,131    -28.00%      2.61%      1.40%
      December 31, 2007 ........................    1,634        2.25         3,673     -6.25%      1.63%      1.40%
      December 31, 2006 ........................    1,935        2.40         4,651     17.07%      1.44%      1.40%
      December 31, 2005 ........................    2,382        2.05         4,894      3.54%      0.88%      1.40%
   Vista Fund
      December 31, 2009 ........................       10        7.56            76     20.77%      0.00%      1.40%
      December 31, 2008 ........................       11        6.26            68    -49.35%      0.00%      1.40%
      December 31, 2007 ........................       14       12.36           173     23.97%      0.00%      1.40%
      Inception May 1, 2007 ....................       --        9.97            --      0.00%       N/A        N/A
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2009 ........................       --       10.17             3      8.31%      5.83%      1.40%
      December 31, 2008 ........................       --        9.39             3    -11.25%      7.59%      1.40%
      December 31, 2007 ........................       --       10.58            --     -3.20%      5.56%      1.40%
      December 31, 2006 ........................       --       10.93            --      4.79%      0.00%      1.40%
      December 31, 2005 ........................       --       10.43            --      3.68%      0.00%      1.40%
      Inception May 1, 2005 ....................       --       10.06            --       N/A        N/A        N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2009 ........................        5       10.67            57     23.35%      3.04%      1.40%
      December 31, 2008 ........................        4        8.65            37    -31.89%      0.97%      1.40%
      December 31, 2007 ........................        4       12.70            50     -2.08%      0.28%      1.40%
      December 31, 2006 ........................        2       12.97            32     12.88%      0.50%      1.40%
      December 31, 2005 ........................        2       11.49            22     13.43%      0.00%      1.40%
      Inception May 1, 2005 ....................       --       10.13            --       N/A        N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2009 ........................      987        1.77         1,749     32.09%      0.98%      1.40%
      December 31, 2008 ........................    1,131        1.34         1,520    -35.58%      0.77%      1.40%
      December 31, 2007 ........................    1,285        2.08         2,671      6.12%      0.55%      1.40%
      December 31, 2006 ........................    1,497        1.96         2,926      7.69%      0.11%      1.40%
      December 31, 2005 ........................    1,798        1.82         3,264      2.25%      0.00%      1.40%
DREYFUS STOCK INDEX FUND
      December 31, 2009 ........................    5,556        2.13        11,832     24.56%      2.08%      1.40%
      December 31, 2008 ........................    6,145        1.71        10,505    -38.04%      2.09%      1.40%
      December 31, 2007 ........................    6,962        2.76        19,205      3.76%      1.69%      1.40%
      December 31, 2006 ........................    8,026        2.66        21,334     14.16%      1.64%      1.40%
      December 31, 2005 ........................    9,829        2.33        22,916      3.10%      1.60%      1.40%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2009 ........................      666        1.45           968     29.46%      4.18%      1.40%
      December 31, 2008 ........................      720        1.12           810    -38.46%      2.54%      1.40%
      December 31, 2007 ........................      855        1.82         1,556      2.82%      1.58%      1.40%
      December 31, 2006 ........................    1,063        1.77         1,884     20.41%      1.54%      1.40%
      December 31, 2005 ........................    1,643        1.47         2,409     10.53%      0.00%      1.40%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      December 31, 2009 ........................      380        1.56           593     25.81%      5.33%      1.40%
      December 31, 2008 ........................      328        1.24           405    -21.02%      6.06%      1.40%
      December 31, 2007 ........................      432        1.57           680      2.61%      5.25%      1.40%
      December 31, 2006 ........................      522        1.53           800     14.18%      6.27%      1.40%
      December 31, 2005 ........................      679        1.34           913      4.69%      5.48%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
   High Income Bond Fund II
      December 31, 2009 ........................      318      $ 2.01      $    640     50.00%     11.55%      1.40%
      December 31, 2008 ........................      406        1.34           542    -26.78%     10.62%      1.40%
      December 31, 2007 ........................      548        1.83         1,004      2.23%      8.44%      1.40%
      December 31, 2006 ........................      696        1.79         1,251      9.15%      8.94%      1.40%
      December 31, 2005 ........................      847        1.64         1,393      1.23%      8.62%      1.40%
   International Equity Fund II
      December 31, 2009 ........................      209        1.61           336     38.79%      2.93%      1.40%
      December 31, 2008 ........................      252        1.16           291    -46.30%      0.66%      1.40%
      December 31, 2007 ........................      330        2.16           714      8.00%      0.17%      1.40%
      December 31, 2006 ........................      314        2.00           629     16.96%      0.20%      1.40%
      December 31, 2005 ........................      389        1.71           664      7.55%      0.00%      1.40%
   Kaufmann Fund II
      December 31, 2009 ........................       13        9.12           117     27.20%      0.00%      1.40%
      December 31, 2008 ........................        8        7.17            56    -42.69%      0.00%      1.40%
      December 31, 2007 ........................        3       12.51            37     18.92%      0.00%      1.40%
      December 31, 2006 ........................       --       10.52             1      5.84%      0.00%      1.40%
      Inception November 1, 2006 ...............       --        9.94            --       N/A        N/A        N/A
   Market Opportunity Fund II
      December 31, 2009 ........................        2        9.62            22     -0.10%      1.33%      1.40%
      December 31, 2008 ........................        2        9.63            20     -2.23%      1.70%      1.40%
      December 31, 2007 ........................       --        9.85            --     -2.86%      0.00%      1.40%
      December 31, 2006 ........................       --       10.14            --      1.30%      0.00%      1.40%
      Inception November 1, 2006 ...............       --       10.01            --       N/A        N/A        N/A
JANUS ASPEN SERIES:
   Balanced Portfolio
      December 31, 2009 ........................       39       10.70           422     24.13%      3.03%      1.40%
      December 31, 2008 ........................       33        8.62           286    -17.04%      2.97%      1.40%
      December 31, 2007 ........................       11       10.39           118      4.00%      2.84%      1.40%
      Inception May 1, 2007 ....................       --        9.99            --      0.00%       N/A        N/A
   Enterprise Portfolio
      December 31, 2009 ........................    2,812        2.36         6,635     43.03%      0.00%      1.40%
      December 31, 2008 ........................    3,036        1.65         5,016    -44.63%      0.25%      1.40%
      December 31, 2007 ........................    3,334        2.98         9,925     20.65%      0.21%      1.40%
      December 31, 2006 ........................    3,844        2.47         9,512     11.76%      0.00%      1.40%
      December 31, 2005 ........................    4,591        2.21        10,142     11.06%      0.00%      1.40%
   Forty Portfolio
      December 31, 2009 ........................       17       10.07           170     44.27%      0.03%      1.40%
      December 31, 2008 ........................       17        6.98           120    -44.95%      0.16%      1.40%
      December 31, 2007 ........................       14       12.68           180     26.80%      0.52%      1.40%
      Inception May 1, 2007 ....................       --       10.00            --      0.00%       N/A        N/A
   Global Life Sciences Portfolio
      December 31, 2009 ........................       --        9.45             4     24.02%      0.00%      1.40%
      December 31, 2008 ........................        4        7.62            28    -29.90%      0.00%      1.40%
      December 31, 2007 ........................       --       10.87             4      8.59%      0.00%      1.40%
      Inception May 1, 2007 ....................       --       10.01            --      0.00%       N/A        N/A
   Growth and Income Portfolio
      December 31, 2009 ........................    1,222        1.37         1,669     38.38%      0.80%      1.40%
      December 31, 2008 ........................    1,281        0.99         1,274    -42.11%      1.00%      1.40%
      December 31, 2007 ........................    1,462        1.71         2,506      6.87%      2.02%      1.40%
      December 31, 2006 ........................    1,671        1.60         2,671      6.67%      1.68%      1.40%
      December 31, 2005 ........................    1,913        1.50         2,876     11.11%      0.63%      1.40%
   Janus Portfolio
      December 31, 2009 ........................    4,244        1.95         8,269     34.48%      0.54%      1.40%
      December 31, 2008 ........................    4,508        1.45         6,532    -40.57%      0.75%      1.40%
      December 31, 2007 ........................    4,810        2.44        11,726     13.49%      0.71%      1.40%
      December 31, 2006 ........................    5,465        2.15        11,740      9.69%      0.48%      1.40%
      December 31, 2005 ........................    6,340        1.96        12,411      3.16%      0.33%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   Overseas Portfolio
      December 31, 2009 ........................      519      $ 3.39      $  1,757     77.49%      0.57%      1.40%
      December 31, 2008 ........................      550        1.91         1,052    -52.84%      1.24%      1.40%
      December 31, 2007 ........................      603        4.05         2,444     26.56%      0.65%      1.40%
      December 31, 2006 ........................      563        3.20         1,804     44.80%      2.09%      1.40%
      December 31, 2005 ........................      303        2.21           669     30.77%      1.32%      1.40%
   Perkins Mid Cap Value Portfolio
      December 31, 2009 ........................        5        9.30            49     31.91%      0.61%      1.40%
      December 31, 2008 ........................        5        7.05            36    -28.79%      0.90%      1.40%
      December 31, 2007 ........................        1        9.90            10     -1.10%      2.31%      1.40%
      Inception May 1, 2007 ....................       --       10.01            --      0.00%       N/A        N/A
   Worldwide Portfolio
      December 31, 2009 ........................    3,878        2.20         8,537     35.80%      1.43%      1.40%
      December 31, 2008 ........................    4,124        1.62         6,686    -45.45%      1.19%      1.40%
      December 31, 2007 ........................    4,629        2.97        13,753      8.00%      0.74%      1.40%
      December 31, 2006 ........................    5,389        2.75        14,812     16.53%      1.73%      1.40%
      December 31, 2005 ........................    6,576        2.36        15,509      4.42%      1.36%      1.40%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
      December 31, 2009 ........................       30       25.06           761     67.51%      3.09%      1.40%
      December 31, 2008 ........................       30       14.96           446    -49.44%      1.87%      1.40%
      December 31, 2007 ........................       42       29.59         1,234     31.45%      1.21%      1.40%
      December 31, 2006 ........................       45       22.51         1,022     28.12%      0.46%      1.40%
      December 31, 2005 ........................       52       17.57           905     38.89%      0.43%      1.40%
   International Equity Portfolio
      December 31, 2009 ........................        4       12.10            47     19.80%      2.34%      1.40%
      December 31, 2008 ........................        5       10.10            52    -37.88%      1.26%      1.40%
      December 31, 2007 ........................        5       16.26            88      9.20%      2.75%      1.40%
      December 31, 2006 ........................        5       14.89            72     20.86%      0.92%      1.40%
      December 31, 2005 ........................        4       12.32            55      9.12%      0.94%      1.40%
   US Small-Mid Cap Equity Portfolio
      December 31, 2009 ........................      626        1.56           977     50.00%      0.00%      1.40%
      December 31, 2008 ........................      685        1.04           710    -36.97%      0.00%      1.40%
      December 31, 2007 ........................      836        1.65         1,384     -8.84%      0.00%      1.40%
      December 31, 2006 ........................    1,132        1.81         2,047     14.56%      0.00%      1.40%
      December 31, 2005 ........................    1,645        1.58         2,598      2.60%      0.00%      1.40%
   US Strategic Equity Portfolio
      December 31, 2009 ........................       82        1.04            85     25.30%      0.90%      1.40%
      December 31, 2008 ........................       97        0.83            81    -36.15%      0.75%      1.40%
      December 31, 2007 ........................      103        1.30           134     -2.26%      0.91%      1.40%
      December 31, 2006 ........................      244        1.33           325     15.65%      0.36%      1.40%
      December 31, 2005 ........................      109        1.15           125      1.77%      0.78%      1.40%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
      December 31, 2009 ........................        1        7.45             9     32.56%      0.00%      1.40%
      December 31, 2008 ........................        1        5.62             5    -41.21%      0.00%      1.40%
      December 31, 2007 ........................        1        9.56             8     -3.43%      0.00%      1.40%
      Inception April 30, 2007 .................       --        9.90            --      0.00%       N/A        N/A
   ClearBridge Equity Income Builder Portfolio
      December 31, 2009 ........................       --        7.77             2     21.03%      3.54%      1.40%
      December 31, 2008 ........................       --        6.42            --    -35.86%      0.06%      1.40%
      December 31, 2007 ........................        1       10.01             5      0.60%      1.39%      1.40%
      Inception April 30, 2007 .................       --        9.95            --      0.00%       N/A        N/A
   ClearBridge Fundamental Value Portfolio
      December 31, 2009 ........................        3        7.58            26     27.61%      1.82%      1.40%
      December 31, 2008 ........................        1        5.94             6    -37.47%      1.91%      1.40%
      December 31, 2007 ........................        1        9.50            13     -4.04%      0.69%      1.40%
      Inception April 30, 2007 .................       --        9.90            --      0.00%       N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   (continued)
   ClearBridge Large Cap Growth Portfolio
      December 31, 2009 ........................        2   $    8.61      $     14     40.46%      0.30%      1.40%
      December 31, 2008 ........................        1        6.13             8    -38.21%      0.25%      1.40%
      December 31, 2007 ........................        2        9.92            19      0.20%      0.03%      1.40%
      Inception April 30, 2007 .................       --        9.90            --      0.00%        N/A       N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
      December 31, 2009 ........................        1       11.87            15     53.36%      8.88%      1.40%
      December 31, 2008 ........................        2        7.74            15    -31.75%      8.59%      1.40%
      December 31, 2007 ........................        5       11.34            53     -1.48%      5.40%      1.40%
      December 31, 2006 ........................        4       11.51            49      9.10%      6.68%      1.40%
      December 31, 2005 ........................        1       10.55             6      5.39%     31.15%      1.40%
      Inception May 1, 2005 ....................       --       10.01            --       N/A        N/A        N/A
   Western Asset Strategic Bond Portfolio
      December 31, 2009 ........................       12       10.98           128     20.13%      4.25%      1.40%
      December 31, 2008 ........................       13        9.14           119    -18.17%      2.69%      1.40%
      December 31, 2007 ........................      116       11.17         1,291      0.54%      4.02%      1.40%
      December 31, 2006 ........................      177       11.11         1,963      3.64%      6.28%      1.40%
      December 31, 2005 ........................      130       10.72         1,395      1.04%      5.48%      1.40%
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
      December 31, 2009 ........................      139        1.46           203     21.67%      3.44%      1.40%
      December 31, 2008 ........................      164        1.20           196    -27.27%      3.35%      1.40%
      December 31, 2007 ........................      294        1.65           484      1.85%      2.69%      1.40%
      December 31, 2006 ........................      289        1.62           469     12.50%      2.32%      1.40%
      December 31, 2005 ........................      365        1.44           524      2.86%      2.01%      1.40%
   Growth and Income Portfolio
      December 31, 2009 ........................    2,351        1.24         2,923     16.98%      0.98%      1.40%
      December 31, 2008 ........................    2,630        1.06         2,789    -37.28%      1.44%      1.40%
      December 31, 2007 ........................    3,055        1.69         5,168      1.81%      1.17%      1.40%
      December 31, 2006 ........................    3,534        1.66         5,861     16.08%      1.17%      1.40%
      December 31, 2005 ........................    4,244        1.43         6,103      1.42%      0.88%      1.40%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      December 31, 2009 ........................      165        0.97           159     31.08%      0.00%      1.40%
      December 31, 2008 ........................      158        0.74           117    -44.36%      0.00%      1.40%
      December 31, 2007 ........................      215        1.33           286     20.91%      0.00%      1.40%
      December 31, 2006 ........................      234        1.10           257     13.40%      0.00%      1.40%
      December 31, 2005 ........................      191        0.97           186     11.49%      0.00%      1.40%
   Partners Portfolio
      December 31, 2009 ........................      787        1.51         1,185     54.08%      2.65%      1.40%
      December 31, 2008 ........................      909        0.98           890    -52.88%      0.47%      1.40%
      December 31, 2007 ........................    1,108        2.08         2,312      7.77%      0.60%      1.40%
      December 31, 2006 ........................    1,318        1.93         2,551     10.29%      0.72%      1.40%
      December 31, 2005 ........................    1,546        1.75         2,703     16.67%      1.00%      1.40%
   Regency Portfolio
      December 31, 2009 ........................       50        1.50            74     44.23%      1.90%      1.40%
      December 31, 2008 ........................       48        1.04            49    -46.39%      1.06%      1.40%
      December 31, 2007 ........................       78        1.94           152      2.11%      0.39%      1.40%
      December 31, 2006 ........................      156        1.90           298      9.20%      0.33%      1.40%
      December 31, 2005 ........................      234        1.74           407     10.83%      0.15%      1.40%
   Short Duration Bond Portfolio
      December 31, 2009 ........................      455        1.28           584     11.30%      7.59%      1.40%
      December 31, 2008 ........................      532        1.15           611    -14.18%      3.92%      1.40%
      December 31, 2007 ........................      786        1.34         1,056      3.08%      2.68%      1.40%
      December 31, 2006 ........................      859        1.30         1,117      2.36%      2.98%      1.40%
      December 31, 2005 ........................      973        1.27         1,232      0.00%      2.23%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Small Cap Growth Portfolio
      December 31, 2009 ........................        5      $ 1.04      $      5     20.93%      0.00%      1.40%
      December 31, 2008 ........................        3        0.86             3    -40.28%      0.00%      1.40%
      December 31, 2007 ........................        4        1.44             5     -1.37%      0.00%      1.40%
      December 31, 2006 ........................        9        1.46            13      4.29%      0.00%      1.40%
      December 31, 2005 ........................       13        1.40            18      1.45%      0.00%      1.40%
   Socially Responsive Portfolio
      December 31, 2009 ........................        7       10.96            78     29.55%      2.25%      1.40%
      December 31, 2008 ........................        8        8.46            69    -40.25%      2.56%      1.40%
      December 31, 2007 ........................        7       14.16           103      6.07%      0.06%      1.40%
      December 31, 2006 ........................       16       13.35           220     12.18%      0.18%      1.40%
      December 31, 2005 ........................       21       11.90           248      5.40%      0.00%      1.40%
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2009 ........................      810        8.91         7,218     20.08%      1.76%      1.40%
      December 31, 2008 ........................      901        7.42         6,680    -24.21%      2.06%      1.40%
      December 31, 2007 ........................    1,048        9.79        10,258     -2.39%      1.15%      1.40%
      Inception May 1, 2007 ....................       --       10.03            --      0.00%        N/A       N/A
   JNF Equity Portfolio
      December 31, 2009 ........................    1,931        6.75        13,045     33.14%      1.00%      1.40%
      December 31, 2008 ........................    2,086        5.07        10,581    -43.42%      0.15%      1.40%
      December 31, 2007 ........................    2,471        8.96        22,150    -10.49%      0.00%      1.40%
      Inception May 1, 2007 ....................       --       10.01            --      0.00%        N/A       N/A
   JNF Loomis Sayles Bond Portfolio
      December 31, 2009 ........................        1       10.58             5     38.85%      6.93%      1.40%
      December 31, 2008 ........................       --        7.62            --    -23.80%      0.00%      1.40%
      Inception May 1, 2008 ....................       --       10.00            --      0.00%      0.00%      1.40%
   JNF Money Market Portfolio
      December 31, 2009 ........................      640        9.96         6,371     -1.09%      0.27%      1.40%
      December 31, 2008 ........................      871       10.07         8,771      0.70%      1.67%      1.40%
      Inception April 30, 2008 .................       --       10.00            --      0.00%      0.00%       N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2009 ........................       19       11.03           211     19.89%      8.10%      1.40%
      December 31, 2008 ........................       11        9.20            98    -17.04%      8.24%      1.40%
      December 31, 2007 ........................        2       11.09            22      6.84%      8.27%      1.40%
      December 31, 2006 ........................       --       10.38            --      4.11%      0.00%      1.40%
      Inception May 1, 2006 ....................       --        9.97            --       N/A        N/A        N/A
   CommodityRealReturn Strategy Portfolio
      December 31, 2009 ........................       18        8.94           162     39.47%      6.90%      1.40%
      December 31, 2008 ........................       15        6.41            94    -44.55%      4.50%      1.40%
      December 31, 2007 ........................        3       11.56            40     21.43%      4.87%      1.40%
      December 31, 2006 ........................        3        9.52            29     -5.74%      3.69%      1.40%
      Inception May 1, 2006 ....................       --       10.10            --       N/A        N/A        N/A
   Emerging Markets Bond Portfolio
      December 31, 2009 ........................        1       12.14            16     28.74%      5.59%      1.40%
      December 31, 2008 ........................       --        9.43             5    -15.80%      6.27%      1.40%
      December 31, 2007 ........................        1       11.20             8      4.38%      5.77%      1.40%
      December 31, 2006 ........................       --       10.73             4      7.52%      3.67%      1.40%
      Inception May 1, 2006 ....................       --        9.98            --       N/A        N/A        N/A
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2009 ........................        4       11.47            48     14.02%      3.21%      1.40%
      December 31, 2008 ........................        2       10.06            18     -3.82%      3.07%      1.40%
      December 31, 2007 ........................        1       10.46            14      2.25%      3.43%      1.40%
      December 31, 2006 ........................       --       10.23             2      2.20%      2.37%      1.40%
      Inception May 1, 2006 ....................       --       10.01            --       N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Global Bond Unhedged Portfolio
      December 31, 2009 ........................       11      $12.38      $    142     15.16%      3.14%      1.40%
      December 31, 2008 ........................       12       10.75           124     -2.18%      3.45%      1.40%
      December 31, 2007 ........................       --       10.99             3      8.17%      3.28%      1.40%
      December 31, 2006 ........................       --       10.16            --      1.60%      0.00%      1.40%
      Inception May 1, 2006 ....................       --       10.00            --       N/A        N/A        N/A
   High Yield Portfolio
      December 31, 2009 ........................        4       11.21            40     38.22%      8.68%      1.40%
      December 31, 2008 ........................        1        8.11             9    -24.56%      8.02%      1.40%
      December 31, 2007 ........................        1       10.75             6      2.09%      6.96%      1.40%
      December 31, 2006 ........................       --       10.53             1      5.41%      4.56%      1.40%
      Inception May 1, 2006 ....................       --        9.99            --       N/A        N/A        N/A
   Long Term US Government Portfolio
      December 31, 2009 ........................        4       11.71            49     -5.72%      3.77%      1.40%
      December 31, 2008 ........................        4       12.42            46     15.75%      3.69%      1.40%
      December 31, 2007 ........................        2       10.73            21      8.17%      4.62%      1.40%
      December 31, 2006 ........................       --        9.92            --     -1.29%      0.00%      1.40%
      Inception November 1, 2006 ...............       --       10.05            --       N/A        N/A        N/A
   Low Duration Portfolio
      December 31, 2009 ........................       13       11.65           153     11.70%      3.40%      1.40%
      December 31, 2008 ........................        5       10.43            56     -1.79%      4.01%      1.40%
      December 31, 2007 ........................       --       10.62            --      5.88%      4.91%      1.40%
      December 31, 2006 ........................       --       10.03            --      0.20%      0.00%      1.40%
      Inception November 1, 2006 ...............       --       10.01            --       N/A        N/A        N/A
   Real Return Portfolio
      December 31, 2009 ........................    1,110        1.32         1,463     16.81%      3.09%      1.40%
      December 31, 2008 ........................    1,283        1.13         1,448     -8.13%      3.44%      1.40%
      December 31, 2007 ........................      264        1.23           325      8.85%      4.69%      1.40%
      December 31, 2006 ........................      379        1.13           428     -0.88%      4.16%      1.40%
      December 31, 2005 ........................      769        1.14           875      0.88%      2.80%      1.40%
   Short-Term Portfolio
      December 31, 2009 ........................       20       11.20           220      6.26%      1.93%      1.40%
      December 31, 2008 ........................       13       10.54           141     -1.68%      3.67%      1.40%
      December 31, 2007 ........................       16       10.72           171      2.98%      4.71%      1.40%
      December 31, 2006 ........................       29       10.41           297      2.87%      4.20%      1.40%
      December 31, 2005 ........................       75       10.12           757      1.10%      2.94%      1.40%
   Total Return Portfolio
      December 31, 2009 ........................    1,313        1.35         1,770     12.50%      5.18%      1.40%
      December 31, 2008 ........................    1,024        1.20         1,228      3.45%      4.46%      1.40%
      December 31, 2007 ........................      879        1.16         1,020      7.41%      4.81%      1.40%
      December 31, 2006 ........................      737        1.08           797      1.89%      4.41%      1.40%
      December 31, 2005 ........................      887        1.06           937      0.95%      3.43%      1.40%
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
      December 31, 2009 ........................        3        8.23            23     14.15%      0.75%      1.40%
      December 31, 2008 ........................        3        7.21            23    -33.49%      0.91%      1.40%
      December 31, 2007 ........................        1       10.84            15      4.94%      1.18%      1.40%
      December 31, 2006 ........................       --       10.33            --      3.92%      0.00%      1.40%
      Inception November 1, 2006 ...............       --        9.94            --       N/A        N/A        N/A
   Emerging Markets Portfolio
      December 31, 2009 ........................       20       11.04           224     71.43%      0.90%      1.40%
      December 31, 2008 ........................       18        6.44           115    -58.85%      0.08%      1.40%
      December 31, 2007 ........................       35       15.65           546     40.48%      0.12%      1.40%
      December 31, 2006 ........................        1       11.14             5     10.96%      0.00%      1.40%
      Inception November 1, 2006 ...............       --       10.04            --       N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Equity Income Portfolio
      December 31, 2009 ........................      365      $ 1.00      $    365     12.36%      3.08%      1.40%
      December 31, 2008 ........................      397        0.89           354    -31.54%      2.59%      1.40%
      December 31, 2007 ........................      416        1.30           540     -0.76%      2.19%      1.40%
      December 31, 2006 ........................      754        1.31           987     20.18%      2.35%      1.40%
      December 31, 2005 ........................      658        1.09           715      3.81%      2.13%      1.40%
   Fund Portfolio
      December 31, 2009 ........................      100        0.92            92     24.32%      1.49%      1.40%
      December 31, 2008 ........................      165        0.74           123    -35.65%      1.55%      1.40%
      December 31, 2007 ........................      161        1.15           185      3.60%      0.91%      1.40%
      December 31, 2006 ........................      368        1.11           410     14.43%      1.14%      1.40%
      December 31, 2005 ........................      369        0.97           358      4.30%      1.11%      1.40%
   High Yield Portfolio
      December 31, 2009 ........................        6       11.63            70     57.80%      7.33%      1.40%
      December 31, 2008 ........................        4        7.37            27    -36.52%      8.03%      1.40%
      December 31, 2007 ........................        6       11.61            65      4.13%      5.06%      1.40%
      December 31, 2006 ........................        3       11.15            37      6.80%      5.09%      1.40%
      December 31, 2005 ........................       --       10.44            --      4.40%      0.00%      1.40%
      Inception May 1, 2005 ....................       --       10.00            --       N/A        N/A        N/A
   Mid Cap Value Portfolio
      December 31, 2009 ........................        4       10.12            39     23.57%      1.47%      1.40%
      December 31, 2008 ........................        4        8.19            35    -34.69%      0.77%      1.40%
      December 31, 2007 ........................        3       12.54            39      3.89%      0.70%      1.40%
      December 31, 2006 ........................        4       12.07            48     10.73%      0.00%      1.40%
      December 31, 2005 ........................        2       10.90            20      8.35%      0.19%      1.40%
      Inception May 1, 2005 ....................       --       10.06            --       N/A        N/A        N/A
   Money Market Portfolio
      December 31, 2009 ........................        6       10.72            62     -1.20%      0.17%      1.40%
      December 31, 2008 ........................        6       10.85            63      0.93%      2.35%      1.40%
      December 31, 2007 ........................        6       10.75            63      3.37%      4.71%      1.40%
      December 31, 2006 ........................        6       10.40            60      3.07%      4.64%      1.40%
      December 31, 2005 ........................        1       10.09             9      0.90%      2.08%      1.40%
      Inception May 1, 2005 ....................       --       10.00            --       N/A        N/A        N/A
   Strategic Income Portfolio
      December 31, 2009 ........................        5       11.73            58     27.50%      7.15%      1.40%
      December 31, 2008 ........................        1        9.20             6    -12.96%      6.77%      1.40%
      December 31, 2007 ........................        3       10.57            32      4.65%      5.21%      1.40%
      December 31, 2006 ........................       --       10.10             4      0.80%      0.73%      1.40%
      Inception November 1, 2006 ...............       --       10.02            --       N/A        N/A        N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2009 ........................      169        1.95           328     56.00%      0.00%      1.40%
      December 31, 2008 ........................      175        1.25           219    -43.95%      2.40%      1.40%
      December 31, 2007 ........................      233        2.23           521      2.29%      1.08%      1.40%
      December 31, 2006 ........................      364        2.18           793     19.78%      0.18%      1.40%
      December 31, 2005 ........................      308        1.82           561      9.64%      0.45%      1.40%
   Small-Cap Portfolio
      December 31, 2009 ........................      233        1.93           451     33.10%      0.00%      1.40%
      December 31, 2008 ........................      281        1.45           408    -28.22%      0.64%      1.40%
      December 31, 2007 ........................      290        2.02           586     -3.35%      0.04%      1.40%
      December 31, 2006 ........................      481        2.09         1,008     13.59%      0.05%      1.40%
      December 31, 2005 ........................      723        1.84         1,329      6.98%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      December 31, 2009 ........................       87      $10.80      $    945     37.40%      0.62%      1.40%
      December 31, 2008 ........................       86        7.86           673    -43.86%      0.31%      1.40%
      December 31, 2007 ........................       82       14.00         1,148     12.18%      0.39%      1.40%
      December 31, 2006 ........................       76       12.48           947     10.74%      0.15%      1.40%
      December 31, 2005 ........................       --       11.27             2     12.25%      0.00%      1.40%
      Inception May 1, 2005 ....................       --       10.04            --       N/A        N/A        N/A
   CLS AdvisorOne Clermont Fund
      December 31, 2009 ........................       40        9.82           390     20.94%      2.22%      1.40%
      December 31, 2008 ........................       40        8.12           328    -31.07%      1.09%      1.40%
      December 31, 2007 ........................       41       11.78           488      4.71%      2.03%      1.40%
      December 31, 2006 ........................       38       11.25           430      6.84%      4.46%      1.40%
      December 31, 2005 ........................       --       10.53            --      4.99%      0.77%      1.40%
      Inception May 1, 2005 ....................       --       10.03            --        N/A        N/A       N/A
   All-Asset Aggressive Strategy Fund
      December 31, 2009 ........................        2        9.33            22     16.77%      0.00%      1.40%
      December 31, 2008 ........................       --        7.99            --    -26.09%      0.00%      1.40%
      December 31, 2007 ........................       --       10.81            --      5.26%      0.00%      1.40%
      December 31, 2006 ........................       --       10.27            --      3.63%      0.00%      1.40%
      Inception November 1, 2006 ...............       --        9.91            --      N/A         N/A        N/A
   All-Asset Conservative Strategy Fund
      December 31, 2009 ........................       --        9.67             1      3.64%      0.00%      1.40%
      December 31, 2008 ........................       11        9.33           106    -12.15%      4.03%      1.40%
      December 31, 2007 ........................       10       10.62           103      4.94%      2.66%      1.40%
      December 31, 2006 ........................       11       10.12           110      1.40%      1.90%      1.40%
      Inception November 1, 2006 ...............       --        9.98            --       N/A        N/A        N/A
   All-Asset Moderate Strategy Fund
      December 31, 2009 ........................       13        9.66           123     10.27%      0.00%      1.40%
      December 31, 2008 ........................       11        8.76           100    -18.74%      2.08%      1.40%
      December 31, 2007 ........................        2       10.78            18      5.07%      2.34%      1.40%
      December 31, 2006 ........................        2       10.26            16      3.12%      4.32%      1.40%
      Inception November 1, 2006 ...............       --        9.95            --       N/A        N/A        N/A
   All-Cap Opportunity Fund
      December 31, 2009 ........................       22        1.49            33     25.21%      0.10%      1.40%
      December 31, 2008 ........................       26        1.19            31    -41.38%      0.00%      1.40%
      December 31, 2007 ........................       18        2.03            37     20.83%      0.00%      1.40%
      December 31, 2006 ........................       11        1.68            18      9.80%      0.00%      1.40%
      December 31, 2005 ........................       24        1.53            37     12.50%      0.00%      1.40%
   Banking Fund
      December 31, 2009 ........................        2        4.84            11     -4.72%      1.22%      1.40%
      December 31, 2008 ........................       10        5.08            51    -42.01%      0.11%      1.40%
      December 31, 2007 ........................        1        8.76             5    -28.08%      4.76%      1.40%
      December 31, 2006 ........................        1       12.18            17      9.73%      1.66%      1.40%
      December 31, 2005 ........................       --       11.10             5     -4.15%      0.34%      1.40%
   Basic Materials Fund
      December 31, 2009 ........................        7       16.68           117     53.31%      0.22%      1.40%
      December 31, 2008 ........................       11       10.88           122    -46.17%      0.95%      1.40%
      December 31, 2007 ........................       13       20.21           265     32.09%      0.14%      1.40%
      December 31, 2006 ........................        7       15.30           111     20.57%      1.19%      1.40%
      December 31, 2005 ........................        7       12.69            83      2.59%      0.78%      1.40%
   Biotechnology Fund
      December 31, 2009 ........................        8       10.06            76     16.71%      0.00%      1.40%
      December 31, 2008 ........................       13        8.62           116    -13.02%      0.00%      1.40%
      December 31, 2007 ........................        6        9.91            61      3.01%      0.00%      1.40%
      December 31, 2006 ........................        6        9.62            53     -4.66%      0.00%      1.40%
      December 31, 2005 ........................        6       10.09            64      9.08%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Commodities Strategy Fund
      December 31, 2009 ........................        8      $ 5.57      $     44      9.86%      1.27%      1.40%
      December 31, 2008 ........................        7        5.07            34    -49.70%      1.13%      1.40%
      December 31, 2007 ........................        7       10.08            75     29.23%      0.00%      1.40%
      December 31, 2006 ........................        1        7.80             4    -19.09%      0.00%      1.40%
      December 31, 2005 ........................       --        9.64             1     -4.08%      0.57%      1.40%
      Inception October 21, 2005 ...............       --       10.05            --       N/A        N/A        N/A
   Consumer Products Fund
      December 31, 2009 ........................        2       11.50            27     17.47%      2.45%      1.40%
      December 31, 2008 ........................        1        9.79            11    -24.46%      0.10%      1.40%
      December 31, 2007 ........................        1       12.96            12      9.55%      2.17%      1.40%
      December 31, 2006 ........................        1       11.83            13     15.75%      0.16%      1.40%
      December 31, 2005 ........................       18       10.22           181     -1.73%      0.87%      1.40%
   Dow 2X Strategy Fund
      December 31, 2009 ........................        7        7.32            49     34.81%      0.00%      1.40%
      December 31, 2008 ........................        7        5.43            38    -62.21%      1.47%      1.40%
      December 31, 2007 ........................        6       14.37            80      6.60%      0.86%      1.40%
      December 31, 2006 ........................        5       13.48            69     28.75%      0.52%      1.40%
      December 31, 2005 ........................        4       10.47            37     -5.16%      1.75%      1.40%
   Electronics Fund
      December 31, 2009 ........................        4        7.55            29     69.66%      0.00%      1.40%
      December 31, 2008 ........................       --        4.45             2    -50.83%      0.00%      1.40%
      December 31, 2007 ........................       --        9.05             4     -3.93%      0.00%      1.40%
      December 31, 2006 ........................       --        9.42             4      1.07%      0.00%      1.40%
      December 31, 2005 ........................       --        9.32             1      2.42%      0.00%      1.40%
   Energy Fund
      December 31, 2009 ........................       26       17.41           450     36.55%      0.00%      1.40%
      December 31, 2008 ........................       31       12.75           393    -46.79%      0.00%      1.40%
      December 31, 2007 ........................       24       23.96           565     31.36%      0.00%      1.40%
      December 31, 2006 ........................       28       18.24           520     10.41%      0.00%      1.40%
      December 31, 2005 ........................       49       16.52           812     36.53%      0.02%      1.40%
   Energy Services Fund
      December 31, 2009 ........................       22       17.51           389     60.20%      0.00%      1.40%
      December 31, 2008 ........................       30       10.93           331    -58.20%      0.00%      1.40%
      December 31, 2007 ........................       33       26.15           854     35.21%      0.00%      1.40%
      December 31, 2006 ........................       20       19.34           389      9.45%      0.00%      1.40%
      December 31, 2005 ........................       39       17.67           683     46.15%      0.00%      1.40%
   Europe 1.25X Strategy Fund
      December 31, 2009 ........................        3       10.70            31     33.75%      3.82%      1.40%
      December 31, 2008 ........................        1        8.00            10    -55.51%      0.56%      1.40%
      December 31, 2007 ........................        3       17.98            55     11.54%      1.00%      1.40%
      December 31, 2006 ........................        2       16.12            37     27.63%      2.27%      1.40%
      December 31, 2005 ........................        3       12.63            32      4.90%      0.45%      1.40%
   Financial Services Fund
      December 31, 2009 ........................       10        6.52            64     18.12%      2.48%      1.40%
      December 31, 2008 ........................        6        5.52            35    -48.79%      0.00%      1.40%
      December 31, 2007 ........................       --       10.78             2    -19.91%      1.91%      1.40%
      December 31, 2006 ........................        2       13.46            22     15.14%      0.44%      1.40%
      December 31, 2005 ........................        1       11.69            11      1.92%      1.14%      1.40%
   Government Long Bond 1.2X Strategy Fund
      December 31, 2009 ........................       50        1.09            55    -32.72%      2.22%      1.40%
      December 31, 2008 ........................      115        1.62           186     43.36%      2.66%      1.40%
      December 31, 2007 ........................       57        1.13            65      7.62%      3.57%      1.40%
      December 31, 2006 ........................       54        1.05            57     -4.55%      3.65%      1.40%
      December 31, 2005 ........................       43        1.10            47      6.80%      3.30%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Health Care Fund
      December 31, 2009 ........................        7      $10.83      $     79     22.93%      0.00%      1.40%
      December 31, 2008 ........................        8        8.81            73    -25.90%      0.00%      1.40%
      December 31, 2007 ........................       46       11.89           549      4.48%      0.00%      1.40%
      December 31, 2006 ........................       32       11.38           359      3.74%      0.00%      1.40%
      December 31, 2005 ........................       18       10.97           192      9.05%      0.00%      1.40%
   Internet Fund
      December 31, 2009 ........................        2       11.39            22     63.65%      0.00%      1.40%
      December 31, 2008 ........................       --        6.96            --    -45.67%      0.00%      1.40%
      December 31, 2007 ........................       --       12.81             4      8.84%      0.00%      1.40%
      December 31, 2006 ........................        1       11.77             9      8.18%      0.00%      1.40%
      December 31, 2005 ........................        2       10.88            24     -2.77%      0.00%      1.40%
   Inverse Dow 2X Strategy Fund
      December 31, 2009 ........................       23        5.23           119    -45.41%      0.00%      1.40%
      December 31, 2008 ........................       28        9.58           268     58.61%      0.18%      1.40%
      December 31, 2007 ........................        1        6.04             5    -10.25%      0.35%      1.40%
      December 31, 2006 ........................       --        6.73             3    -22.91%      0.00%      1.40%
      December 31, 2005 ........................        1        8.73             8      0.23%      1.10%      1.40%
   Inverse Government Long Bond Strategy Fund
      December 31, 2009 ........................      108        0.66            71     17.86%      0.00%      1.40%
      December 31, 2008 ........................       76        0.56            42    -30.86%      0.20%      1.40%
      December 31, 2007 ........................       47        0.81            38     -5.81%      3.32%      1.40%
      December 31, 2006 ........................       30        0.86            25      6.17%      1.12%      1.40%
      December 31, 2005 ........................      147        0.81           119     -6.90%      0.00%      1.40%
   Inverse Mid-Cap Strategy Fund
      December 31, 2009 ........................        1        6.14             5    -36.17%      0.00%      1.40%
      December 31, 2008 ........................        1        9.62             5     32.51%      0.60%      1.40%
      December 31, 2007 ........................       --        7.26             2     -3.33%      3.33%      1.40%
      December 31, 2006 ........................       --        7.51             2     -5.18%      2.33%      1.40%
      December 31, 2005 ........................       --        7.92            --     -9.38%      0.00%      1.40%
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2009 ........................       10        6.32            62    -40.93%      0.07%      1.40%
      December 31, 2008 ........................       15       10.70           164     45.98%      0.16%      1.40%
      December 31, 2007 ........................        3        7.33            20    -12.53%      6.72%      1.40%
      December 31, 2006 ........................        4        8.38            33     -2.78%      4.00%      1.40%
      December 31, 2005 ........................        1        8.62             6     -0.12%      0.00%      1.40%
   Inverse Russell 2000(R) Strategy Fund
      December 31, 2009 ........................       --        5.94             2    -33.78%      0.00%      1.40%
      December 31, 2008 ........................        2        8.97            16     23.05%      0.52%      1.40%
      December 31, 2007 ........................        4        7.29            27      3.85%      4.94%      1.40%
      December 31, 2006 ........................        9        7.02            66    -13.23%      7.56%      1.40%
      December 31, 2005 ........................        1        8.09             6     -4.37%      1.62%      1.40%
   Inverse S&P 500 Strategy Fund
      December 31, 2009 ........................      100        0.62            62    -28.74%      0.00%      1.40%
      December 31, 2008 ........................       45        0.87            39     38.10%      1.72%      1.40%
      December 31, 2007 ........................       25        0.63            16      0.00%      5.88%      1.40%
      December 31, 2006 ........................       23        0.63            15     -8.70%      4.16%      1.40%
      December 31, 2005 ........................       36        0.69            25     -2.82%      0.00%      1.40%
   Japan 2X Strategy Fund
      December 31, 2009 ........................        1        8.96            13     22.07%      0.28%      1.40%
      December 31, 2008 ........................       --        7.34             1    -33.93%      0.08%      1.40%
      December 31, 2007 ........................        3       11.11            30    -12.52%      5.55%      1.40%
      December 31, 2006 ........................        4       12.70            46      3.67%      0.57%      1.40%
      December 31, 2005 ........................       23       12.25           285     18.70%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Leisure Fund
      December 31, 2009 ........................       --      $ 8.55      $      2     34.86%      0.00%      1.40%
      December 31, 2008 ........................        4        6.34            26    -49.80%      0.00%      1.40%
      December 31, 2007 ........................       --       12.63             1     -3.88%      0.00%      1.40%
      December 31, 2006 ........................        1       13.14            14     21.78%      0.00%      1.40%
      December 31, 2005 ........................        1       10.79            17     -6.26%      0.00%      1.40%
   Mid Cap 1.5X Strategy Fund
      December 31, 2009 ........................       59        1.50            88     50.00%      0.08%      1.40%
      December 31, 2008 ........................       91        1.00            91    -55.16%      0.00%      1.40%
      December 31, 2007 ........................       62        2.23           138      1.83%      1.26%      1.40%
      December 31, 2006 ........................       40        2.19            87      8.96%      0.38%      1.40%
      December 31, 2005 ........................       28        2.01            56     12.29%      0.00%      1.40%
   Multi-Cap Core Equity Fund
      December 31, 2009 ........................       --        7.67            --     25.33%      0.00%      1.40%
      December 31, 2008 ........................        1        6.12             3    -39.82%      4.42%      1.40%
      December 31, 2007 ........................       --       10.17             4     -6.61%      0.52%      1.40%
      December 31, 2006 ........................       --       10.89             5      9.23%      0.09%      1.40%
      Inception February 3, 2006 ...............       --        9.97            --       N/A        N/A        N/A
Multi-Hedge Strategies Fund
      December 31, 2009 ........................       --        8.06            --     -4.62%      0.00%      1.40%
      December 31, 2008 ........................       --        8.45            --    -19.91%      0.00%      1.40%
      December 31, 2007 ........................       --       10.55            --      2.43%      0.00%      1.40%
      December 31, 2006 ........................        9       10.30            96      3.00%      4.57%      1.40%
      Inception February 3, 2006 ...............       --       10.00            --       N/A        N/A        N/A
   NASDAQ-100(R) Fund
      December 31, 2009 ........................       52       14.60           765     49.90%      0.00%      1.40%
      December 31, 2008 ........................       58        9.74           563    -42.74%      0.15%      1.40%
      December 31, 2007 ........................       66       17.01         1,127     16.19%      0.07%      1.40%
      December 31, 2006 ........................       84       14.64         1,232      4.27%      0.00%      1.40%
      December 31, 2005 ........................       99       14.04         1,388     -0.28%      0.00%      1.40%
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2009 ........................        7        8.78            65    114.67%      0.00%      1.40%
      December 31, 2008 ........................        8        4.09            31    -72.99%      0.08%      1.40%
      December 31, 2007 ........................       13       15.14           192     26.38%      0.40%      1.40%
      December 31, 2006 ........................        5       11.98            58      3.45%      0.06%      1.40%
      December 31, 2005 ........................        5       11.58            59     -4.38%      0.00%      1.40%
   Nova Fund
      December 31, 2009 ........................       11        8.09            89     33.72%      0.97%      1.40%
      December 31, 2008 ........................       11        6.05            69    -55.12%      0.32%      1.40%
      December 31, 2007 ........................       11       13.48           145     -0.30%      0.92%      1.40%
      December 31, 2006 ........................       19       13.52           264     17.57%      1.25%      1.40%
      December 31, 2005 ........................       23       11.50           270      2.59%      0.33%      1.40%
   Precious Metals Fund
      December 31, 2009 ........................       22       17.19           372     47.17%      0.00%      1.40%
      December 31, 2008 ........................       21       11.68           250    -39.42%      0.00%      1.40%
      December 31, 2007 ........................       14       19.28           279     17.92%      0.00%      1.40%
      December 31, 2006 ........................       14       16.35           236     19.69%      0.00%      1.40%
      December 31, 2005 ........................        9       13.66           120     19.20%      0.00%      1.40%
   Real Estate Fund
      December 31, 2009 ........................        8       10.32            80     23.44%      3.32%      1.40%
      December 31, 2008 ........................       10        8.36            81    -42.46%      0.53%      1.40%
      December 31, 2007 ........................       11       14.53           156    -20.21%      1.57%      1.40%
      December 31, 2006 ........................       18       18.21           326     28.87%      1.85%      1.40%
      December 31, 2005 ........................       17       14.13           236      5.68%      1.39%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Retailing Fund
      December 31, 2009 ........................        1      $ 9.76      $     12     42.27%      0.00%      1.40%
      December 31, 2008 ........................        1        6.86             4    -33.91%      0.00%      1.40%
      December 31, 2007 ........................       --       10.38            --    -13.79%      0.00%      1.40%
      December 31, 2006 ........................       --       12.04            --      8.57%      0.00%      1.40%
      December 31, 2005 ........................        1       11.09             8      4.03%      0.00%      1.40%
   Russell 2000(R) 1.5X Strategy Fund
      December 31, 2009 ........................       37        1.38            50     31.43%      0.00%      1.40%
      December 31, 2008 ........................       32        1.05            33    -52.05%      0.20%      1.40%
      December 31, 2007 ........................       38        2.19            84     -7.98%      1.57%      1.40%
      December 31, 2006 ........................       62        2.38           148     19.00%      0.21%      1.40%
      December 31, 2005 ........................       40        2.00            81      2.56%      2.83%      1.40%
   Russell 2000(R) 2X Strategy Fund
      December 31, 2009 ........................        3        3.99            11     33.89%      0.02%      1.40%
      December 31, 2008 ........................        1        2.98             3    -66.67%      3.53%      1.40%
      December 31, 2007 ........................       --        8.94            --    -13.79%      0.00%      1.40%
      December 31, 2006 ........................       --       10.37            --      7.80%      0.00%      1.40%
      Inception November 1, 2006 ...............       --        9.62            --       N/A        N/A        N/A
   S&P 500 2X Strategy Fund
      December 31, 2009 ........................       10        6.50            67     44.44%      0.65%      1.40%
      December 31, 2008 ........................       11        4.50            48    -68.44%      0.00%      1.40%
      December 31, 2007 ........................        7       14.26            99     -0.77%      1.06%      1.40%
      December 31, 2006 ........................        4       14.37            52     21.99%      0.76%      1.40%
      December 31, 2005 ........................        3       11.78            34      1.90%      0.07%      1.40%
   S&P 500 Pure Growth Fund
      December 31, 2009 ........................       12        9.75           114     45.09%      0.00%      1.40%
      December 31, 2008 ........................        1        6.72             7    -40.64%      0.00%      1.40%
      December 31, 2007 ........................        2       11.32            20      3.47%      0.00%      1.40%
      December 31, 2006 ........................        2       10.94            17      3.89%      0.00%      1.40%
      December 31, 2005 ........................        2       10.53            20      0.38%      0.32%      1.40%
   S&P 500 Pure Value Fund
      December 31, 2009 ........................       12        9.38           111     49.13%      2.11%      1.40%
      December 31, 2008 ........................       10        6.29            66    -49.36%      2.67%      1.40%
      December 31, 2007 ........................        6       12.42            71     -6.69%      0.76%      1.40%
      December 31, 2006 ........................       12       13.31           158     16.04%      1.19%      1.40%
      December 31, 2005 ........................        7       11.47            82      2.69%      2.38%      1.40%
   S&P MidCap 400 Pure Growth Fund
      December 31, 2009 ........................        7       12.87            86     54.69%      0.00%      1.40%
      December 31, 2008 ........................        3        8.32            23    -37.07%      0.00%      1.40%
      December 31, 2007 ........................       13       13.22           172      6.96%      0.00%      1.40%
      December 31, 2006 ........................        3       12.36            42      1.64%      0.00%      1.40%
      December 31, 2005 ........................        4       12.16            51      9.95%      0.00%      1.40%
   S&P MidCap 400 Pure Value Fund
      December 31, 2009 ........................       11       11.14           123     53.02%      3.19%      1.40%
      December 31, 2008 ........................       12        7.28            86    -44.43%      0.00%      1.40%
      December 31, 2007 ........................        5       13.10            62     -6.16%      1.62%      1.40%
      December 31, 2006 ........................        4       13.96            56     15.47%      1.38%      1.40%
      December 31, 2005 ........................        1       12.09            11      6.80%      1.08%      1.40%
   S&P SmallCap 600 Pure Growth Fund
      December 31, 2009 ........................        5       10.81            49     32.15%      0.00%      1.40%
      December 31, 2008 ........................        1        8.18            10    -35.23%      0.00%      1.40%
      December 31, 2007 ........................        1       12.63            12     -1.56%      0.00%      1.40%
      December 31, 2006 ........................        1       12.83            10      6.30%      0.00%      1.40%
      December 31, 2005 ........................        9       12.07           112      4.68%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   S&P SmallCap 600 Pure Value Fund
      December 31, 2009 ........................        9      $ 9.67      $     87     60.10%      1.14%      1.40%
      December 31, 2008 ........................        6        6.04            37    -44.33%      0.70%      1.40%
      December 31, 2007 ........................        3       10.85            34    -21.43%      0.22%      1.40%
      December 31, 2006 ........................        4       13.81            59     17.53%      0.86%      1.40%
      December 31, 2005 ........................        1       11.75             7      2.17%      0.00%      1.40%
   Strengthening Dollar 2X Strategy Fund
      December 31, 2009 ........................       --        6.92             3    -17.03%      0.00%      1.40%
      December 31, 2008 ........................        1        8.34            10      4.12%      0.00%      1.40%
      December 31, 2007 ........................       --        8.01            --    -12.17%      0.00%      1.40%
      December 31, 2006 ........................       --        9.12            --    -11.88%      0.00%      1.40%
      December 31, 2005 ........................       --       10.35            --      2.27%      0.00%      1.40%
      Inception October 21, 2005 ...............       --       10.12            --       N/A        N/A        N/A
   Technology Fund
      December 31, 2009 ........................        8        9.99            78     53.46%      0.00%      1.40%
      December 31, 2008 ........................        7        6.51            46    -46.15%      0.00%      1.40%
      December 31, 2007 ........................        7       12.09            82      8.82%      0.00%      1.40%
      December 31, 2006 ........................       21       11.11           238      4.42%      0.00%      1.40%
      December 31, 2005 ........................        5       10.64            49      1.72%      0.00%      1.40%
   Telecommunications Fund
      December 31, 2009 ........................        5        9.38            51     26.93%      4.29%      1.40%
      December 31, 2008 ........................        6        7.39            46    -46.10%      0.37%      1.40%
      December 31, 2007 ........................        7       13.71            98      7.70%      0.18%      1.40%
      December 31, 2006 ........................        7       12.73            84     17.87%      3.30%      1.40%
      December 31, 2005 ........................       --       10.80             1     -0.28%      0.00%      1.40%
   Transportation Fund
      December 31, 2009 ........................       --       10.92             5     15.68%      0.74%      1.40%
      December 31, 2008 ........................        1        9.44             8    -26.25%      0.00%      1.40%
      December 31, 2007 ........................       --       12.80             5    -10.05%      0.00%      1.40%
      December 31, 2006 ........................        1       14.23            18      5.88%      0.00%      1.40%
      December 31, 2005 ........................        1       13.44            11      7.01%      0.00%      1.40%
   U.S. Government Money Market Fund
      December 31, 2009 ........................      813        1.01           818     -0.98%      0.05%      1.40%
      December 31, 2008 ........................      725        1.02           740      0.00%      1.13%      1.40%
      December 31, 2007 ........................      910        1.02           930      2.00%      3.80%      1.40%
      December 31, 2006 ........................      914        1.00           913      2.04%      3.72%      1.40%
      December 31, 2005 ........................    1,246        0.98         1,215      1.03%      1.97%      1.40%
   Utilities Fund
      December 31, 2009 ........................        4       13.00            57     12.17%      4.79%      1.40%
      December 31, 2008 ........................        7       11.59            77    -30.56%      0.36%      1.40%
      December 31, 2007 ........................       11       16.69           190     11.34%      1.33%      1.40%
      December 31, 2006 ........................       10       14.99           157     19.25%      2.03%      1.40%
      December 31, 2005 ........................       17       12.57           214      9.02%      0.74%      1.40%
   Weakening Dollar 2X Strategy Fund
      December 31, 2009 ........................        4       11.78            46      5.08%      0.04%      1.40%
      December 31, 2008 ........................        5       11.21            58    -13.44%      0.00%      1.40%
      December 31, 2007 ........................        2       12.95            25     16.46%     23.59%      1.40%
      December 31, 2006 ........................        1       11.12             6     15.11%      5.92%      1.40%
      December 31, 2005 ........................       --        9.66            --     -2.23%      2.41%      1.40%
      Inception October 21, 2005 ...............       --        9.88            --       N/A        N/A        N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2009 ........................      518        0.80           415     56.86%      0.00%      1.40%
      December 31, 2008 ........................      503        0.51           256    -37.04%      0.00%      1.40%
      December 31, 2007 ........................      543        0.81           441     12.50%      0.00%      1.40%
      December 31, 2006 ........................      857        0.72           612     22.03%      0.00%      1.40%
      December 31, 2005 ........................      820        0.59           488      5.36%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                                             TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                    UNITS                 ----------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                   (000S)   UNIT VALUES     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.: (continued)
   Global Technology Portfolio
      December 31, 2009 ........................      310      $ 0.63      $    195     61.54%      0.00%      1.40%
      December 31, 2008 ........................      299        0.39           118    -41.79%      0.00%      1.40%
      December 31, 2007 ........................      333        0.67           223     13.56%      0.00%      1.40%
      December 31, 2006 ........................      499        0.59           294     15.69%      0.00%      1.40%
      December 31, 2005 ........................      455        0.51           231      6.25%      0.00%      1.40%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2009 ........................      722        1.57         1,132     44.04%      0.00%      1.40%
      December 31, 2008 ........................      678        1.09           741    -44.67%      0.86%      1.40%
      December 31, 2007 ........................      684        1.97         1,347     -6.19%      2.08%      1.40%
      December 31, 2006 ........................      714        2.10         1,497     14.13%      1.40%      1.40%
      December 31, 2005 ........................      525        1.84           964     13.58%      1.50%      1.40%
VAN ECK WORLDWIDE INSURANCE TRUST:
   Bond Fund
      December 31, 2009 ........................      272        1.72           468      4.24%      3.97%      1.40%
      December 31, 2008 ........................      323        1.65           532      2.48%      8.65%      1.40%
      December 31, 2007 ........................      309        1.61           499      8.05%      6.36%      1.40%
      December 31, 2006 ........................      379        1.49           566      4.93%     10.24%      1.40%
      December 31, 2005 ........................      597        1.42           848     -4.70%      7.80%      1.40%
   Emerging Markets Fund
      December 31, 2009 ........................      761        2.26         1,720    111.21%      0.15%      1.40%
      December 31, 2008 ........................      693        1.07           745    -65.37%      0.00%      1.40%
      December 31, 2007 ........................      808        3.09         2,499     35.53%      0.42%      1.40%
      December 31, 2006 ........................      922        2.28         2,102     37.35%      0.61%      1.40%
      December 31, 2005 ........................    1,095        1.66         1,816     30.71%      0.83%      1.40%
   Hard Assets Fund
      December 31, 2009 ........................      537        3.49         1,871     55.80%      0.25%      1.40%
      December 31, 2008 ........................      581        2.24         1,305    -47.04%      0.38%      1.40%
      December 31, 2007 ........................      945        4.23         3,995     43.39%      0.11%      1.40%
      December 31, 2006 ........................      887        2.95         2,614     22.92%      0.07%      1.40%
      December 31, 2005 ........................    1,112        2.40         2,671     49.07%      0.31%      1.40%
   Multi-Manager Alternatives Fund
      December 31, 2009 ........................       23        1.02            24     12.09%      0.15%      1.40%
      December 31, 2008 ........................       11        0.91            10    -14.15%      0.29%      1.40%
      December 31, 2007 ........................       92        1.06            98      2.91%      0.88%      1.40%
      December 31, 2006 ........................      136        1.03           141      7.29%      0.00%      1.40%
      December 31, 2005 ........................       14        0.96            14     -2.04%      0.00%      1.40%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2009 ........................      147       11.75         1,728     38.24%      0.00%      1.40%
      December 31, 2008 ........................      162        8.50         1,374    -45.09%      0.00%      1.40%
      December 31, 2007 ........................      185       15.48         2,863     20.56%      0.00%      1.40%
      December 31, 2006 ........................      201       12.84         2,580     13.03%      0.00%      1.40%
      December 31, 2005 ........................      225       11.36         2,558     14.75%      0.00%      1.40%
      Inception April 8, 2005 ..................       --        9.90            --       N/A        N/A        N/A
   Opportunity Fund
      December 31, 2009 ........................      770        2.21         1,705     45.39%      0.00%      1.40%
      December 31, 2008 ........................      802        1.52         1,218    -40.86%      1.91%      1.40%
      December 31, 2007 ........................      896        2.57         2,304      4.90%      0.60%      1.40%
      December 31, 2006 ........................    1,055        2.45         2,582     10.86%      0.00%      1.40%
      December 31, 2005 ........................    1,324        2.21         2,928      6.25%      0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2009 was as follows:

                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING         UNITS           UNITS            END
                                                              NOTES*     OF YEAR        PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ............................................                87,765.0       16,660.8       (23,250.9)        81,174.9
   Core Equity ............................................                68,246.8        9,262.4        (9,463.3)        68,045.9
   Financial Services .....................................                92,656.6      101,432.2       (63,318.8)       130,770.0
   Global Health Care .....................................               171,071.8       23,011.6       (58,945.0)       135,138.4
   Global Real Estate .....................................               282,995.2       18,567.7       (57,930.3)       243,632.6
   High Yield .............................................                25,101.0       43,900.9       (39,792.4)        29,209.5
   Mid Cap Core Equity ....................................                68,266.9       30,672.9       (24,580.8)        74,359.0
   Technology .............................................               106,907.9       15,219.0        (7,338.9)       114,788.0
THE ALGER PORTFOLIOS: .....................................       a
   Capital Appreciation ...................................             1,785,134.2      102,836.2      (275,960.4)     1,612,010.0
   LargeCap Growth ........................................             2,498,562.8      118,100.7      (349,063.0)     2,267,600.5
   MidCap Growth ..........................................             1,240,872.1       78,630.5      (242,116.6)     1,077,386.0
   SmallCap Growth ........................................             1,277,557.1       35,767.4      (222,634.4)     1,090,690.1
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income ......................................               299,660.3      141,539.2      (138,873.2)       302,326.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ...............................................                13,564.8        8,207.1          (798.5)        20,973.4
   Income & Growth ........................................               671,470.9       39,926.6       (88,214.6)       623,182.9
   Inflation Protection ...................................                 6,266.6        5,392.6        (4,321.5)         7,337.7
   International ..........................................               456,029.1       31,861.6       (59,501.0)       428,389.7
   Large Company Value ....................................                   791.7        8,096.0        (8,100.7)           787.0
   Ultra ..................................................                   244.8          622.4           (63.3)           803.9
   Value ..................................................             1,312,847.3       50,902.0      (154,518.2)     1,209,231.1
   Vista ..................................................                10,878.5        1,453.1        (2,242.2)        10,089.4
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................                   269.3        2,394.8        (2,320.1)           344.0
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................                 4,254.8        4,878.0        (3,823.4)         5,309.4
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .................             1,131,111.0       56,195.5      (200,165.0)       987,141.5
DREYFUS STOCK INDEX FUND: .................................             6,144,896.0      387,794.4      (976,500.2)     5,556,190.2
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ....................................               720,303.0       73,431.0      (127,359.0)       666,375.0
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................               327,692.7      106,646.3       (54,812.2)       379,526.8
   High Income Bond II ....................................               405,595.3       51,705.4      (139,399.0)       317,901.7
   International Equity II ................................               251,530.8       10,784.9       (53,654.7)       208,661.0
   Kaufmann II ............................................                 7,829.6        7,952.1        (2,948.5)        12,833.2
   Market Opportunity II ..................................                 2,078.2          434.5          (204.0)         2,308.7
JANUS ASPEN SERIES:
   Balanced ...............................................                33,218.2       12,210.1        (6,027.3)        39,401.0
   Enterprise .............................................       b     3,036,039.7      132,356.2      (356,226.5)     2,812,169.4
   Forty ..................................................                17,217.5        7,448.0        (7,766.7)        16,898.8
   Global Life Sciences ...................................                 3,720.1           82.9        (3,389.6)           413.4
   Growth and Income ......................................             1,281,026.0       79,046.8      (138,022.1)     1,222,050.7
   Janus ..................................................       c     4,507,788.0      233,657.8      (497,234.1)     4,244,211.7
   Overseas ...............................................       d       549,863.8      136,372.1      (167,733.5)       518,502.4
   Perkins Mid Cap Value ..................................                 5,086.3        2,078.3        (1,866.3)         5,298.3
   Perkins Small Company Value ............................       e           279.6           63.0          (342.6)              --
   Worldwide ..............................................       f     4,124,404.8      206,949.5      (453,231.2)     3,878,123.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING         UNITS           UNITS            END
                                                              NOTES*     OF YEAR        PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES:
   Emerging Markets .......................................                29,824.2        7,189.4        (6,651.4)        30,362.2
   International Equity ...................................                 5,161.7        2,809.7        (4,046.0)         3,925.4
   US Small-Mid Cap Equity ................................       g       685,152.7       46,070.1      (105,257.0)       625,965.8
   US Strategic Equity ....................................                97,262.3        4,308.5       (20,044.1)        81,526.7
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ........................       h           959.8          205.2              --          1,165.0
   ClearBridge Equity Income Builder I ....................       i            23.9          204.1           (23.9)           204.1
   ClearBridge Fundamental Value I ........................       j         1,061.5        2,356.2            (2.2)         3,415.5
   ClearBridge Large Cap Growth I .........................       k         1,286.8          504.2          (122.5)         1,668.5
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...................       l         1,901.7        1,881.1        (2,515.1)         1,267.7
   Western Asset Strategic Bond ...........................       m        12,972.5          169.5        (1,480.7)        11,661.3
LORD ABBETT SERIES FUND:
   America's Value ........................................               163,663.2       30,482.9       (55,249.9)       138,896.2
   Growth and Income ......................................             2,629,680.5      171,798.6      (450,693.0)     2,350,786.1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth .........................................               157,852.7       20,890.8       (14,001.5)       164,742.0
   Partners ...............................................               909,275.3       96,304.9      (218,755.6)       786,824.6
   Regency ................................................                47,666.1        8,265.9        (6,214.5)        49,717.5
   Short Duration Bond ....................................               532,317.1       35,069.2      (111,967.3)       455,419.0
   Small-Cap Growth .......................................                 3,606.5        6,966.2        (5,579.1)         4,993.6
   Socially Responsive ....................................                 8,145.0          249.1        (1,308.1)         7,086.0
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ...........................................               900,704.7       34,533.9      (125,143.8)       810,094.8
   JNF Equity .............................................             2,085,836.7       92,855.8      (247,202.1)     1,931,490.4
   JNF Loomis Sayles Bond .................................                      --        4,166.9        (3,650.9)           516.0
   JNF Money Market .......................................               870,773.6      232,261.6      (463,187.7)       639,847.5
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................                10,695.8       10,440.5        (2,005.3)        19,131.0
   CommodityRealReturn Strategy ...........................                14,646.5        8,205.0        (4,751.9)        18,099.6
   Emerging Markets Bond ..................................                   498.3        4,518.3        (3,730.0)         1,286.6
   Foreign Bond US Dollar-Hedged ..........................                 1,827.1        4,983.8        (2,632.7)         4,178.2
   Global Bond Unhedged ...................................                11,539.2        3,267.2        (3,334.9)        11,471.5
   High Yield .............................................                 1,151.9        6,568.3        (4,152.6)         3,567.6
   Long Term US Government ................................                 3,726.6        4,035.5        (3,571.1)         4,191.0
   Low Duration ...........................................                 5,376.7       12,434.4        (4,692.5)        13,118.6
   Real Return ............................................             1,282,612.0      139,054.7      (311,396.2)     1,110,270.5
   RealEstateRealReturn Strategy ..........................       n         2,028.2           45.6        (2,073.8)              --
   Short-Term .............................................                13,413.2       16,418.3       (10,234.0)        19,597.5
   Total Return ...........................................             1,024,430.8      558,449.9      (269,787.6)     1,313,093.1
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ...........................................                 3,136.3          417.6          (774.3)         2,779.6
   Emerging Markets .......................................                17,924.6        7,714.6        (5,327.5)        20,311.7
   Equity Income ..........................................               397,297.6       46,679.2       (78,548.6)       365,428.2
   Fund ...................................................               164,523.6       50,603.5      (115,246.2)        99,880.9
   Global High Yield ......................................       o           596.9          964.1        (1,561.0)              --
   High Yield .............................................                 3,647.4        6,094.4        (3,693.5)         6,048.3
   International Value ....................................       o         8,788.6          262.7        (9,051.3)              --
   Mid Cap Value ..........................................                 4,234.5        3,248.9        (3,605.7)         3,877.7
   Money Market ...........................................                 5,814.7             --              --          5,814.7
   Small Cap Value ........................................       o           441.2           20.8          (462.0)              --
   Strategic Income .......................................                   682.5        5,834.0        (1,577.3)         4,939.2
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................               175,160.6       19,212.1       (25,831.7)       168,541.0
   Small-Cap ..............................................               281,282.0       61,376.3      (109,311.7)       233,346.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING         UNITS           UNITS            END
                                                              NOTES*     OF YEAR        PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo .................................                85,617.4        7,293.7        (5,445.9)        87,465.2
   CLS AdvisorOne Clermont ................................                40,424.8        1,979.4        (2,643.4)        39,760.8
   All-Asset Conservative Strategy ........................       p              --        2,344.9              --          2,344.9
   All-Asset Conservative Strategy ........................       q        11,371.7           72.1       (11,371.8)            72.0
   All-Asset Moderate Strategy ............................       r        11,410.7        1,442.3          (158.5)        12,694.5
   All-Cap Opportunity ....................................       s        25,857.0        2,214.7        (6,107.2)        21,964.5
   Banking ................................................                10,004.7      141,458.0      (149,200.2)         2,262.5
   Basic Materials ........................................                11,207.9       32,878.0       (37,054.0)         7,031.9
   Biotechnology ..........................................                13,443.4        2,947.9        (8,865.4)         7,525.9
   Commodities Strategy ...................................                 6,804.1       21,080.9       (19,965.1)         7,919.9
   Consumer Products ......................................                 1,149.8       12,419.2       (11,220.0)         2,349.0
   Dow 2X Strategy ........................................                 6,991.9       28,822.0       (29,116.5)         6,697.4
   Electronics ............................................                   384.1       51,783.2       (48,268.7)         3,898.6
   Energy .................................................                30,816.5       35,637.3       (40,590.9)        25,862.9
   Energy Services ........................................                30,254.7       33,784.1       (41,797.4)        22,241.4
   Europe 1.25X Strategy ..................................                 1,232.4       25,437.4       (23,773.3)         2,896.5
   Financial Services .....................................                 6,355.2       74,317.1       (70,878.4)         9,793.9
   Government Long Bond 1.2X Strategy .....................               114,687.3      294,232.3      (359,029.1)        49,890.5
   Health Care ............................................                 8,249.3       13,816.5       (14,779.0)         7,286.8
   Internet ...............................................                      --       20,077.9       (18,169.3)         1,908.6
   Inverse Dow 2X Strategy ................................                27,962.6       77,894.1       (83,015.2)        22,841.5
   Inverse Government Long Bond Strategy ..................                75,719.3    1,186,317.7    (1,153,653.4)       108,383.6
   Inverse Mid-Cap Strategy ...............................                   570.0       12,256.5       (11,995.6)           830.9
   Inverse NASDAQ-100(R) Strategy .........................                15,295.7       42,123.0       (47,559.3)         9,859.4
   Inverse Russell 2000(R) Strategy .......................                 1,768.3       35,856.7       (37,314.3)           310.7
   Inverse S&P 500 Strategy ...............................                44,523.0    1,860,573.4    (1,804,715.1)       100,381.3
   Japan 2X Strategy ......................................       t           182.5       68,185.5       (66,891.8)         1,476.2
   Leisure ................................................                 4,115.1        7,482.6       (11,415.2)           182.5
   Mid Cap 1.5X Strategy ..................................                91,167.6      597,015.5      (629,023.6)        59,159.5
   Multi-Cap Core Equity ..................................                   569.7           29.3          (599.0)              --
   NASDAQ-100(R) ..........................................                57,790.3       48,741.4       (54,164.5)        52,367.2
   NASDAQ-100(R) 2X Strategy ..............................                 7,529.2       47,574.2       (47,676.0)         7,427.4
   Nova ...................................................                11,432.3       69,185.7       (69,582.2)        11,035.8
   Precious Metals ........................................                21,430.4       54,292.5       (54,056.4)        21,666.5
   Real Estate ............................................                 9,651.6       37,375.5       (39,320.1)         7,707.0
   Retailing ..............................................                   585.4        1,864.3        (1,198.3)         1,251.4
   Russell 2000(R) 1.5X Strategy ..........................                31,683.5      154,603.3      (149,767.3)        36,519.5
   Russell 2000(R) 2X Strategy ............................                 1,077.1       11,353.7        (9,769.1)         2,661.7
   S&P 500 2X Strategy ....................................                10,692.4      141,161.3      (141,523.3)        10,330.4
   S&P 500 Pure Growth ....................................       u         1,090.1       19,290.2        (8,732.8)        11,647.5
   S&P 500 Pure Value .....................................       v        10,483.2       50,862.8       (49,508.3)        11,837.7
   S&P MidCap 400 Pure Growth .............................       w         2,708.1       19,845.7       (15,837.3)         6,716.5
   S&P MidCap 400 Pure Value ..............................       x        11,757.2       42,284.4       (43,015.7)        11,025.9
   S&P SmallCap 600 Pure Growth ...........................       y         1,213.7       21,440.1       (18,094.1)         4,559.7
   S&P SmallCap 600 Pure Value ............................       z         6,137.4       93,547.8       (90,709.3)         8,975.9
   Strengthening Dollar 2X Strategy .......................                 1,241.1        1,212.5        (2,009.5)           444.1
   Technology .............................................                 7,142.6       13,627.1       (12,997.2)         7,772.5
   Telecommunications .....................................                 6,256.5       22,757.4       (23,549.7)         5,464.2
   Transportation .........................................                   876.6        5,548.0        (5,973.4)           451.2
   U.S. Government Money Market ...........................               724,984.6    4,397,138.3    (4,308,914.2)       813,208.7
   Utilities ..............................................                 6,643.7       12,181.4       (14,458.7)         4,366.4
   Weakening Dollar 2X Strategy ...........................                 5,156.4        3,340.5        (4,564.5)         3,932.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING         UNITS           UNITS            END
                                                              NOTES*     OF YEAR        PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC:
   Communications & Information ...........................               503,202.8      195,167.8      (180,129.5)       518,241.1
   Global Technology ......................................               298,860.4       67,920.7       (56,699.4)       310,081.7
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               677,813.0      138,884.8       (94,647.9)       722,049.9
VAN ECK WORLDWIDE INSURANCE TRUST:
   Bond ...................................................               322,605.5       77,637.4      (128,648.6)       271,594.3
   Emerging Markets .......................................               692,858.1      524,762.8      (456,325.7)       761,295.2
   Hard Assets ............................................               581,334.8       56,992.2      (101,743.0)       536,584.0
   Multi-Manager Alternatives .............................      aa        11,008.6       14,364.8        (1,921.4)        23,452.0
   Real Estate ............................................      ab       216,944.1       30,989.1      (247,933.2)              --
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................               161,738.2        5,981.0       (20,661.4)       147,057.8
   Opportunity ............................................               801,964.0       63,855.7       (95,369.8)       770,449.9
                                                                      --------------------------------------------------------------
                                                                       51,495,731.0   15,302,495.6   (19,138,622.2)    47,659,604.4
                                                                      ==============================================================

*    See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2008 was as follows:

                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING         UNITS           UNITS            END
                                                              NOTES*     OF YEAR        PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ............................................                91,160.1        9,430.8       (12,825.9)        87,765.0
   Core Equity ............................................                63,855.6        9,088.5        (4,697.3)        68,246.8
   Financial Services .....................................                65,459.6      439,841.1      (412,644.1)        92,656.6
   Global Health Care .....................................               171,338.6       46,680.2       (46,947.0)       171,071.8
   Global Real Estate .....................................               402,413.8       27,607.9      (147,026.5)       282,995.2
   High Yield .............................................                24,962.5        8,522.5        (8,384.0)        25,101.0
   Mid Cap Core Equity ....................................                62,552.3       15,478.2        (9,763.6)        68,266.9
   Technology .............................................               110,021.6       16,362.8       (19,476.5)       106,907.9
THE ALGER PORTFOLIOS: .....................................      ak
   Capital Appreciation ...................................       a     2,026,278.0      164,278.0      (405,421.8)     1,785,134.2
   LargeCap Growth ........................................       b     2,848,880.2      172,478.9      (522,796.3)     2,498,562.8
   MidCap Growth ..........................................             1,430,600.5      131,393.9      (321,122.3)     1,240,872.1
   SmallCap Growth ........................................       c     1,503,404.7       65,633.2      (291,480.8)     1,277,557.1
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income ......................................               348,801.3      162,078.0      (211,219.0)       299,660.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced ...............................................                 6,075.9        9,392.8        (1,903.9)        13,564.8
   Income & Growth ........................................             1,055,854.8       56,314.0      (440,697.9)       671,470.9
   Inflation Protection ...................................                 3,556.3       11,018.0        (8,307.7)         6,266.6
   International ..........................................               505,369.8       64,372.9      (113,713.6)       456,029.1
   Large Company Value ....................................                     9.0          786.9            (4.2)           791.7
   Ultra ..................................................                     2.4          242.4              --            244.8
   Value ..................................................             1,633,657.0      105,187.0      (425,996.7)     1,312,847.3
   Vista ..................................................                13,972.5        7,290.4       (10,384.4)        10,878.5
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................                      --          269.3              --            269.3
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................                 3,958.5        1,490.8        (1,194.5)         4,254.8
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .................             1,285,388.3       71,485.2      (225,762.5)     1,131,111.0
DREYFUS STOCK INDEX FUND: .................................             6,962,733.7      514,082.4    (1,331,920.1)     6,144,896.0
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ....................................               854,793.2      139,013.2      (273,503.4)       720,303.0
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................               432,323.1       51,176.8      (155,807.2)       327,692.7
   High Income Bond II ....................................               547,784.3       41,906.6      (184,095.6)       405,595.3
   International Equity II ................................               330,425.0       17,948.1       (96,842.3)       251,530.8
   Kaufmann II ............................................                 2,982.0        5,960.7        (1,113.1)         7,829.6
   Market Opportunity II ..................................                      --        5,707.3        (3,629.1)         2,078.2
JANUS ASPEN SERIES:
   Balanced ...............................................                11,330.6       27,161.2        (5,273.6)        33,218.2
   Forty ..................................................                14,220.7       17,703.4       (14,706.6)        17,217.5
   Global Life Sciences ...................................                   324.6        4,769.8        (1,374.3)         3,720.1
   Growth and Income ......................................             1,461,964.7      107,889.5      (288,828.2)     1,281,026.0
   Overseas ...............................................       r       602,996.3      128,045.5      (181,178.0)       549,863.8
   Janus ..................................................       q     4,810,312.1      336,982.3      (639,506.4)     4,507,788.0
   Enterprise .............................................       p     3,333,720.9      168,308.0      (465,989.2)     3,036,039.7
   Perkins Mid Cap Value ..................................       n         1,016.3        4,342.7          (272.7)         5,086.3
   Perkins Small Company Value ............................       o            12.1          272.8            (5.3)           279.6
   Worldwide ..............................................       s     4,628,843.2      250,586.2      (755,024.6)     4,124,404.8
LAZARD RETIREMENT SERIES:
   Emerging Markets .......................................                41,703.8        9,750.7       (21,630.3)        29,824.2
   International Equity ...................................                 5,434.1        1,776.5        (2,048.9)         5,161.7
   US Small-Mid Cap Equity ................................       m       836,326.9       59,298.6      (210,472.8)       685,152.7
   US Strategic Equity ....................................               103,427.2        8,358.6       (14,523.5)        97,262.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING         UNITS           UNITS            END
                                                              NOTES*     OF YEAR        PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ........................      ae           887.4           72.4              --            959.8
   ClearBridge Equity Income Builder I ....................      af           519.5             --          (495.6)            23.9
   ClearBridge Fundamental Value I ........................      ag         1,414.6          258.9          (612.0)         1,061.5
   ClearBridge Large Cap Growth I .........................      ah         1,867.4           64.5          (645.1)         1,286.8
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...................      ai         4,687.1        1,297.9        (4,083.3)         1,901.7
   Government .............................................       d           562.8          869.7        (1,432.5)              --
   Western Asset Strategic Bond ...........................      aj       115,540.1        1,962.1      (104,529.7)        12,972.5
LORD ABBETT SERIES FUND:
   America's Value ........................................               293,628.1       20,592.8      (150,557.7)       163,663.2
   Growth and Income ......................................             3,054,690.6      229,269.2      (654,279.3)     2,629,680.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond .......................................       e            76.6          366.0          (442.6)              --
   Mid-Cap Growth .........................................               214,594.1       55,675.4      (112,416.8)       157,852.7
   Partners ...............................................             1,108,128.7      205,733.6      (404,587.0)       909,275.3
   Regency ................................................                78,200.0        4,751.7       (35,285.6)        47,666.1
   Short Duration Bond ....................................       f       786,173.8       68,383.0      (322,239.7)       532,317.1
   Small-Cap Growth .......................................       g         3,772.1          859.5        (1,025.1)         3,606.5
   Socially Responsive ....................................                 7,241.5        2,189.0        (1,285.5)         8,145.0
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ...........................................             1,047,938.6       50,121.9      (197,355.8)       900,704.7
   JNF Equity .............................................             2,471,198.0      103,049.1      (488,410.4)     2,085,836.7
   JNF Money Market .......................................       h              --    1,194,812.2      (324,038.6)       870,773.6
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................                 1,997.5       11,231.6        (2,533.3)        10,695.8
   CommodityRealReturn Strategy ...........................                 3,419.3       67,100.4       (55,873.2)        14,646.5
   Emerging Markets Bond ..................................                   732.3        2,106.4        (2,340.4)           498.3
   Foreign Bond US Dollar-Hedged ..........................                 1,355.9        1,876.3        (1,405.1)         1,827.1
   Global Bond Unhedged ...................................                   270.8       16,415.7        (5,147.3)        11,539.2
   High Yield .............................................                   546.1        1,653.6        (1,047.8)         1,151.9
   Long Term US Government ................................                 1,912.3        9,468.3        (7,654.0)         3,726.6
   Low Duration ...........................................                      --        8,745.2        (3,368.5)         5,376.7
   Money Market ...........................................       i       850,779.2      163,206.2    (1,013,985.4)              --
   Real Return ............................................               263,724.2    1,476,865.0      (457,977.2)     1,282,612.0
   RealEstateRealReturn Strategy ..........................                   912.4        1,588.2          (472.4)         2,028.2
   Short-Term .............................................                15,910.2        3,896.5        (6,393.5)        13,413.2
   StocksPLUS(R) Total Return .............................                      --            6.7            (6.7)              --
   Total Return ...........................................               879,025.1      417,875.9      (272,470.2)     1,024,430.8
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ...........................................                 1,413.8        2,458.7          (736.2)         3,136.3
   Emerging Markets .......................................                34,892.7        7,007.8       (23,975.9)        17,924.6
   Equity Income ..........................................               415,774.2       56,451.2       (74,927.8)       397,297.6
   Fund ...................................................               160,587.3       97,193.7       (93,257.4)       164,523.6
   Global High Yield ......................................                      --          880.4          (283.5)           596.9
   High Yield .............................................                 5,561.1          577.4        (2,491.1)         3,647.4
   International Value ....................................                12,834.6        1,314.0        (5,360.0)         8,788.6
   Mid Cap Value ..........................................                 3,105.4        2,965.4        (1,836.3)         4,234.5
   Money Market ...........................................                 5,814.7             --              --          5,814.7
   Small Cap Value ........................................                   730.0           30.4          (319.2)           441.2
   Strategic Income .......................................                 2,981.4          846.7        (3,145.6)           682.5
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................               233,363.2       10,881.7       (69,084.3)       175,160.6
   Small-Cap ..............................................               289,832.5      110,014.7      (118,565.2)       281,282.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING         UNITS           UNITS            END
                                                              NOTES*     OF YEAR        PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo .................................                82,027.7        7,468.5        (3,878.8)        85,617.4
   CLS AdvisorOne Clermont ................................                41,400.2          586.2        (1,561.6)        40,424.8
   Banking ................................................                   622.9      125,240.6      (115,858.8)        10,004.7
   Basic Materials ........................................                13,109.2       28,195.5       (30,096.8)        11,207.9
   Biotechnology ..........................................                 6,144.8       25,872.8       (18,574.2)        13,443.4
   Commodities Strategy ...................................                 7,459.4       36,490.0       (37,145.3)         6,804.1
   Consumer Products ......................................                   894.6       10,881.0       (10,625.8)         1,149.8
   Dow 2X Strategy ........................................                 5,576.1       93,852.9       (92,437.1)         6,991.9
   Electronics ............................................                   417.5        3,107.0        (3,140.4)           384.1
   Energy .................................................                23,588.1       50,138.8       (42,910.4)        30,816.5
   Energy Services ........................................                32,674.7       27,072.5       (29,492.5)        30,254.7
   All-Asset Conservative Strategy ........................      ac         9,722.7        1,940.3          (291.3)        11,371.7
   All-Asset Moderate Strategy ............................      ad         1,673.1        9,743.3            (5.7)        11,410.7
   Europe 1.25X Strategy ..................................                 3,036.4        4,352.1        (6,156.1)         1,232.4
   Financial Services .....................................                   216.4       68,327.1       (62,188.3)         6,355.2
   Government Long Bond 1.2X Strategy .....................                57,370.1      507,342.9      (450,025.7)       114,687.3
   Health Care ............................................                46,123.5       12,139.5       (50,013.7)         8,249.3
   Hedged Equity ..........................................                      --          554.0          (554.0)              --
   Internet ...............................................                   290.2        6,924.4        (7,214.6)              --
   Inverse Dow 2X Strategy ................................                   844.0      239,317.8      (212,199.2)        27,962.6
   Inverse Government Long Bond Strategy ..................                46,515.0      249,586.7      (220,382.4)        75,719.3
   Inverse Mid-Cap Strategy ...............................                   313.8        6,277.1        (6,020.9)           570.0
   Inverse NASDAQ-100(R) Strategy .........................       j         2,774.1      221,570.7      (209,049.1)        15,295.7
   Inverse Russell 2000 Strategy ..........................                 3,638.2       23,222.8       (25,092.7)         1,768.3
   Inverse S&P 500 Strategy ...............................                25,070.4      502,386.9      (482,934.3)        44,523.0
   Japan 2X Strategy ......................................       u         2,689.2       22,974.6       (25,481.3)           182.5
   S&P 500 Pure Growth ....................................       v         1,747.2       15,301.3       (15,958.4)         1,090.1
   S&P 500 Pure Value .....................................       w         5,691.2       42,407.4       (37,615.4)        10,483.2
   Leisure ................................................                    89.5        6,372.5        (2,346.9)         4,115.1
   Mid Cap 1.5X Strategy ..................................                61,736.5      171,843.2      (142,412.1)        91,167.6
   S&P MidCap 400 Pure Growth .............................       x        13,038.3       30,573.3       (40,903.5)         2,708.1
   S&P MidCap 400 Pure Value ..............................       y         4,743.5       26,513.0       (19,499.3)        11,757.2
   Multi-Cap Core Equity ..................................                   379.8          397.2          (207.3)           569.7
   NASDAQ-100(R) 2X Strategy ..............................       k        12,686.5       65,753.5       (70,910.8)         7,529.2
   NASDAQ-100(R) ..........................................       l        66,270.8       20,474.0       (28,954.5)        57,790.3
   Nova ...................................................                10,755.4       81,292.7       (80,615.8)        11,432.3
   Precious Metals ........................................                14,449.9       73,919.1       (66,938.6)        21,430.4
   Real Estate ............................................                10,709.4       18,019.3       (19,077.1)         9,651.6
   Retailing ..............................................                      --          777.2          (191.8)           585.4
   Russell 2000 1.5X Strategy .............................                38,346.1       96,844.7      (103,507.3)        31,683.5
   Russell 2000 2X Strategy ...............................                    26.4        1,050.7              --          1,077.1
   S&P 500 2X Strategy ....................................                 6,959.1       56,876.0       (53,142.7)        10,692.4
   All-Cap Opportunity ....................................       t        18,189.2       51,578.3       (43,910.5)        25,857.0
   S&P SmallCap 600 Pure Growth ...........................       z           934.4        5,528.8        (5,249.5)         1,213.7
   S&P SmallCap 600 Pure Value ............................      aa         3,139.9       27,847.6       (24,850.1)         6,137.4
   Strengthening Dollar 2X Strategy .......................                      --        7,554.2        (6,313.1)         1,241.1
   Technology .............................................                 6,819.5        3,025.5        (2,702.4)         7,142.6
   Telecommunications .....................................                 7,170.3       29,150.1       (30,063.9)         6,256.5
   Transportation .........................................                   404.5        6,107.4        (5,635.3)           876.6
   U.S. Government Money Market ...........................               909,579.5    2,399,137.5    (2,583,732.4)       724,984.6
   Utilities ..............................................                11,365.3       13,049.6       (17,771.2)         6,643.7
   Weakening Dollar 2X Strategy ...........................                 1,954.2       19,528.8       (16,326.6)         5,156.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING         UNITS           UNITS            END
                                                              NOTES*     OF YEAR        PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC:
   Communications & Information ...........................               543,389.7       58,605.2       (98,792.1)       503,202.8
   Global Technology ......................................               332,867.8       14,774.4       (48,781.8)       298,860.4
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               684,263.0      160,447.3      (166,897.3)       677,813.0
VAN ECK WORLDWIDE INSURANCE TRUST:
   Multi-Manager Alternatives .............................      ab        92,061.7       20,908.4      (101,961.5)        11,008.6
   Bond ...................................................               309,089.6      115,358.7      (101,842.8)       322,605.5
   Emerging Markets .......................................               807,634.8      142,225.1      (257,001.8)       692,858.1
   Hard Assets ............................................               945,412.8      151,707.3      (515,785.3)       581,334.8
   Real Estate ............................................               263,089.1       34,073.8       (80,218.8)       216,944.1
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................               184,893.5       12,750.1       (35,905.4)       161,738.2
   Opportunity ............................................               895,803.5       70,980.5      (164,820.0)       801,964.0
                                                                      --------------------------------------------------------------
                                                                       57,698,729.5   14,249,071.3   (20,452,069.8)    51,495,731.0
                                                                      ==============================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================
(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2009:

a) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.

b) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.

c) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.

d) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.

e)    For the period January 1, 2009 through April 29, 2009 (liquidation of fund)

f) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.

g) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change June 1, 2009.

h) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.

i) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.

j) Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.

k) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.

l) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.

m) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.

n)    For the period January 1, 2009 through May 29, 2009 (liquidation of fund)

o)    For the period January 1, 2009 through April 24, 2009 (liquidation of fund)

p) Rydex All-Asset Aggressive Strategy was formerly Rydex Essential Portfolio Aggressive prior to its name change July 1, 2009.

q) Rydex All-Asset Conservative Strategy was formerly Rydex Essential Portfolio Conservative prior to its name change July 1, 2009.

r) Rydex All-Asset Moderate Strategy was formerly Rydex Essential Portfolio Moderate prior to its name change July 1, 2009.

s) Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.

t) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.

u) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.

v) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.

w) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.

x) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.

y) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.

z) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.

aa) Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1, 2009.

ab)   For the period January 1, 2009 through December 10, 2009 (liquidation of fund).

      FOR THE PERIOD ENDING DECEMBER 31, 2008:

a) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change effective May 1, 2008.

b) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change effective July 1, 2008.

c) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change effective May 1, 2008.

d)    For the period January 1, 2008 through May 1, 2008 (liquidation of fund).

e) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and data is for the period January 1, 2008 through December 4, 2008 (liquidation of fund).

f) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change on September 26, 2008.

g) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change on March 26, 2008.

h)    For the period April 30, 2008 (inception of fund) through December 31,
      2008.

i) For the period January 1, 2008 through April 30, 2008 (fund substituted into JNF Money Market).

j) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008.

k) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008.

l) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

m) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change effective May 1, 2009 and was formerly Lazard Retirement US Small Cap prior to its name change effective May 1, 2008.

n) Janus Aspen Perkins Mid Cap Value was formerly Janus Aspen Mid Cap Value prior to its name change effective December 31, 2008.

o) Janus Aspen Perkins Small Company Value was formerly Janus Aspen Small Company Value prior to its name change effective December 31, 2008.

p) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.

q) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.

r) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.

s) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.

t) Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.

u) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.

v) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.

w) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.

x) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.

y) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.

z) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.

aa) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.

ab) Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1 2009.

ac) Rydex All-Asset Conservative Strategy was formerly Rydex Essential Portfolio Conservative prior to its name change July 1, 2009.

ad) Rydex All-Asset Moderate Strategy was formerly Rydex Essential Portfolio Moderate prior to its name change July 1, 2009.

ae) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.

af) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.

ag) Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.

ah) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.

ai) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.

aj) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.

ak) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E (the "Account") as of December 31, 2009, the related statements of operations and changes in net assets for the years ended December 31, 2009 and 2008, and the financial highlights for each of the five years for the period ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E as of December 31, 2009, the results of its operations, changes in its net assets for the years ended December 31, 2009 and 2008, and financial highlights for each of the five years for the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/S/ BDO Seidman, LLP

New York, New York
March 22, 2010

--------------------------------------------------------------------------------

                            JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

                            SPONSOR
                            Jefferson National Life Insurance Company

                            DISTRIBUTOR
                            Jefferson National Financial Securities Corporation

                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2009 and 2008, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2009 and for each of the two years then ended December 31, 2009.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(1)   (a)         Resolution of Board of Directors of the Company           (10)
                  authorizing the establishment of the Separate Account.

      (b)         Resolution Changing the Name of the Separate Account      (1)

(2)               Not Applicable.

(3)   (a)   (i)   Form of Principal Underwriter's Agreement of the Company  (1)
                  on behalf of the Separate Account and Inviva Securities
                  Corporation.

            (ii)  Form of Amendment to the Principal Underwriter's          (1)
                  Agreement

      (b)         Form of Selling Agreement                                 (1)

(4)   (a)         Form of Individual Contract - Achievement. (CVIC-4047)    (1)

      (b)         Form of Individual Contract - Educator. (CVIC-4048)       (1)

      (c)         Form of Group Contract. (CVIC-4048)                       (2)

      (d)         Form of Waiver of Contingent Deferred Sales Charges for   (1)
                  Unemployment Rider. (CVIC-4023)

      (e)         Form of Waiver of Contingent Deferred Sales Charges for   (1)
                  Nursing Care Confinement Rider. (CVIC-4020)

      (f)         Form of Waiver of Contingent Deferred Sales Charges for   (1)
                  Terminal Illness Rider. (CVIC-4021)

(5)               Form of Application for Individual Annuity Contract.      (1)
                  (JNL-6000)

(6)   (a)         Amended and Restated Articles of Incorporation of         (1)
                  Conseco Variable Insurance Company.

      (b)         Amended and Restated By-Laws of the Company.              (1)

(7)               Not Applicable.

(8)   (a)         Form of Participation Agreement dated October 23, 2002    (1)
                  with Conseco Series Trust and Conseco Equity Sales, Inc.
                  and amendments thereto dated September 10, 2003 and February 1, 2001.

            (i) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated October 23, 2002 by and among 40|86
                  Series Trust, 40|86 Advisors, Inc. and Jefferson
                  National Life Insurance Company.

      (b)   (i)   Form of Participation Agreement by and among A I M        (3)
                  Distributors, Inc., Jefferson National Life Insurance
                  Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (ii)  Form of Amendment dated April 6, 2004 to the              (1)
                  Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (iii) Form of Amendment dated May 1, 2006 to the Participation  (13)
                  Agreement by and among A I M Distributors, Inc.,
                  Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (iv) Form of Amendment dated May 1, 2008 to the Participation (15) Agreement by and among A I M Distributors, Inc.,
                  Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

      (c)   (i)   Form of Participation Agreement among the Alger American  (4)
                  Fund, Great American Reserve Insurance Company and Fred
                  Alger and Company, Inc. dated March 31, 1995.

            (ii)  Form of Amendment dated November 5, 1999 to the           (5)
                  Participation Agreement among the Alger American Fund,
                  Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

            (iii) Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement among the Alger American Fund,
                  Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

            (iv)  Form of Amendments August 4, 2003 and March 22, 2004 to   (1)
                  the Participation Agreement among the Alger American
                  Fund, Great American Reserve Insurance Company and Fred
                  Alger and Company, Inc. dated March 31, 1995.

            (v) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement among the Alger American Fund, Jefferson
                  National Life Insurance Company and Fred Alger and
                  Company, Inc. dated March 31, 1995.

            (vi) Form of Amendment dated May 1, 2008 to the Participation (15) Agreement among The Alger American Fund, Jefferson
                  National Life Insurance Company and Fred Alger and
                  Company, Inc. dated March 31, 1995.

      (d)   (i)   Form of Participation Agreement between Great American    (4)
                  Reserve Insurance Company and American Century
                  Investment Services as of 1997.

            (ii)  Form of Amendment dated November 15, 1997 to the          (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

            (iii) Form of Amendment dated December 31, 1997 to the          (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

            (iv)  Form of Amendment dated January 13, 2000 to the           (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

            (v)   Form of Amendment dated February 9, 2001 to the           (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

            (vi)  Form of Amendments dated July 31, 2003 and March 25,      (1)
                  2004 to the Participation Agreement between Great
                  American Reserve Insurance Company and American Century Investment Services as of 1997.

            (vii) Form of Amendments dated May 1, 2005 to the               (11)
                  Participation Agreement between Jefferson National Life Insurance Company and American Century Investment
                  Services as of 1997.

            (viii)Form of Amendment dated May 1, 2006 to the Participation  (13)
                  Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services as of
                  1997.

            (ix) Form of Amendment dated May 1, 2007 to the Participation (14) Agreement between Jefferson

                  National   Life   Insurance   Company  and  American   Century
                  Investment Services.

      (e)   (i)   Form of Participation Agreement dated May 1, 1995 by and  (5)
                  among Conseco Variable Insurance Company, Dreyfus
                  Variable Investment Fund, The Dreyfus Socially
                  Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                  Index Fund, Inc. and Dreyfus Investment Portfolios.

            (ii)  Form of Amendment dated March 21, 2002 to the             (5)
                  Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                  and Dreyfus Investment Portfolios.

            (iii) Form of Amendment dated May 1, 2003 to the Participation  (1)
                  Agreement dated May 1, 1995 by and among Conseco
                  Variable Insurance Company, Dreyfus Variable Investment
                  Fund, The Dreyfus Socially Responsible Growth Fund,
                  Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                  Dreyfus Investment Portfolios.

            (iv)  Form of Amendment dated 2004 to the Participation         (1)
                  Agreement dated May 1, 1995 by and among Conseco
                  Variable Insurance Company, Dreyfus Variable Investment
                  Fund, The Dreyfus Socially Responsible Growth Fund,
                  Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                  Dreyfus Investment Portfolios.

            (v) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement dated May 1, 1995 by and among Jefferson
                  National Life Insurance Company, Dreyfus Variable
                  Investment Fund, The Dreyfus Socially Responsible Growth
                  Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                  and Dreyfus Investment Portfolios.

      (f)   (i)   Form of Participation Agreement dated March 6, 1995 by    (4)
                  and among Great American Reserve Insurance Company and
                  Insurance Management Series, Federated Securities Corp.

            (ii)  Form of Amendment dated 1999 to the Participation         (5)
                  Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iii) Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iv)  Form of Amendment dated 2004 to the Participation         (1)
                  Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (v) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated March 6, 1995 by and among Jefferson
                  National Life Insurance Company, Federated Insurance
                  Series and Federated Securities Corp.

      (g)   (i)   Form of Participation Agreement by and among First        (6)
                  American Insurance Portfolios, Inc., First American
                  Asset Management and Conseco Variable Insurance Company dated 2001.

            (ii)  Form of Amendment dated April 25, 2001 to the             (5)
                  Participation Agreement by and among First American
                  Insurance Portfolios, Inc., First American Asset
                  Management and Conseco Variable Insurance Company dated
                  2001.

            (iii) Form of Amendment dated May 1, 2003 to the Participation  (1)
                  Agreement by and among First American Insurance
                  Portfolios, Inc., First American Asset Management and
                  Conseco Variable Insurance Company dated 2001.

      (h)   (i)   Form of Participation Agreement among Janus Aspen Series  (1)
                  and Jefferson National Life

                  Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

            (ii)  Form of Amendment date May 1, 2005 to the Participation   (11)
                  Agreement among Janus Aspen Series and Jefferson
                  National Life Insurance Company dated May 1, 2003.

            (iii) Form of Amendment dated May 1, 2006 to the Participation  (13)
                  Agreement among Janus Aspen Series, Janus Distributors
                  LLC and Jefferson National Life Insurance Company dated February 1, 2001.

            (iv) Form of Amendment dated May 1, 2008 to the Participation (15) Agreement among Janus Aspen Series, Janus Distributors
                  LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional)

      (i)   (i)   Form of Participation Agreement among Lazard Retirement   (1)
                  Series, Inc., Lazard Asset Management, LLC, Inviva
                  Securities Corporation and Jefferson National Life
                  Insurance Company dated May 1, 2003.

            (ii)  Form of Amendment dated March 21, 2004 to the             (1)
                  Participation Agreement among Lazard Retirement Series,
                  Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                  Company dated May 1, 2003.

      (j)   (i)   Form of Participation Agreement dated April 10, 1997 by   (4)
                  and among Lord, Abbett & Co. and Great American Reserve
                  Insurance Company.

            (ii)  Form of Amendment dated December 1, 2001 to the           (7)
                  Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                  Insurance Company.

            (iii) Form of Amendment dated May 1, 2003 to the Participation  (1)
                  Agreement dated April 10, 1997 by and among Lord, Abbett
                  & Co. and Great American Reserve Insurance Company.

            (iv)  Form of Participation Agreement dated February 13, 2008   (16)
                  by and among Jefferson National Life Insurance Company,
                  Lord Abbett Series Fund, Inc. and Lord Abbett
                  Distributor LLC.

      (k)   (i)   Form of Participation Agreement dated April 30, 1997 by   (5)
                  and among Neuberger&Berman Advisers Management Trust,
                  Advisers Managers Trust, Neuberger&Berman Management
                  Incorporated and Great American Reserve Insurance
                  Company.

            (ii) Form of Amendment dated May 1, 2000 to the Participation (5) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Advisers Managers
                  Trust, Neuberger Berman Management Incorporated and
                  Conseco Variable Insurance Company.

            (iii) Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                  Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

            (iv) Form of Amendment dated May 1, 2004 to the Participation (8) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

            (v)   Form of Amendment dated April 4, 2004 to the              (1)
                  Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                  Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

            (vi) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

            (vii) Form of Amendment dated May 1, 2006 to the Participation  (13)
                  Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman

                  Management Incorporated and Jefferson National Life Insurance Company.

            (viii)Form of Amendment dated May 1, 2007 to the Participation  (14)
                  Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.


            (ix) Form of Amendment dated May 1, 2009 to the Participation (16) Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.

      (l)   (i)   Form of Participation Agreement dated May 1, 2003 by and  (1)
                  among PIMCO Variable Insurance Trust, PIMCO Advisors
                  Distributors LLC and Jefferson National Life Insurance
                  Company and amended dated April 13, 2004 thereto.

            (ii) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                  Jefferson National Life Insurance Company.

            (iii) Form of Amendment dated May 1, 2006 to the Participation  (13)
                  Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                  Jefferson National Life Insurance Company.

            (iv) Form of Amendment dated May 1, 2008 to the Participation (15) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                  LLC and Jefferson National Life Insurance Company.

            (v) Form of Amendment dated May 1, 2009 to the Participation (16) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                  LLC and Jefferson National Life Insurance Company.

      (m)   (i)   Form of Participation Agreement dated May 1, 2003 among   (1)
                  Pioneer Variable Contract Trust, Jefferson National Life
                  Insurance Company, Pioneer Investment Management, Inc.
                  and Pioneer Funds Distributor, Inc.

            (ii)  Form of Amendment to the Participation Agreement dated    (11)
                  May 1, 2003 among Pioneer Variable Contract Trust,
                  Jefferson National Life Insurance Company, Pioneer
                  Investment Management, Inc. and Pioneer Funds
                  Distributor, Inc.

            (iii) Form of amendment to Participation Agreement dated May    (13)
                  1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

            (iv)  Form of amendment to Participation Agreement dated May    (15)
                  1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

            (v)   Form of amendment to Participation Agreement dated May    (16)
                  1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

      (n) Form of Participation Agreement dated May 1, 2003 by and (1) among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April
                  5, 2004 thereto.

            (i)   Form of amendment to Participation Agreement dated May    (13)
                  1, 2006 among Royce Capital Fund, Royce & Associates,
                  LLC and Jefferson National Life Insurance Company and
                  Inviva Securities Corporation.

            (ii)  Form of amendment to Participation Agreement dated May    (15)
                  1, 2008 among Royce Capital Fund, Royce & Associates,
                  LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.

      (o)   (i)   Form of Participation Agreement dated March 24, 2000 by   (9)
                  and among Conseco Variable Insurance Company, RYDEX
                  Variable Trust and PADCO Financial Services, Inc.

            (ii)  Form of Amendment dated April 13, 2004 to the Form of     (1)
                  Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (iii) Form of Amendment dated May 1, 2005 to the Form of        (11)
                  Participation Agreement dated March 24, 2000 by and among Jefferson Life Insurance Company, RYDEX Variable
                  Trust and PADCO Financial Services, Inc.

            (iv)  Form of Amendment dated May 1, 2006 to the Form of        (13)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (v)   Form of Amendment dated March 31, 2008 to the Form of     (15)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

            (vi)  Form of Amendment dated May 1, 2010 to the Form of        (17)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

      (p)   (i)   Form of Participation Agreement dated April 2004 between  (1)
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc.

            (ii)  Form of Amendment dated May 1, 2005 to the Form of        (11)
                  Participation Agreement dated April 2004 between
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc.

            (iii) Form of Amendment dated April 28, 2007 to Form of         (14)
                  Participation Agreement dated April 2004 between
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc. (Legg Mason)

      (q)   (i)   Form of Participation Agreement dated May 1, 2000 by and  (6)
                  among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                  and Conseco Variable Insurance Company.

            (ii)  Form of Amendment dated January 31, 2001 to the           (5)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (iii) Form of Amendment dated August 5, 2003 to the             (1)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (iv)  Form of Amendment dated 2004 to the Participation         (1)
                  Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (v) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

            (vi)  Form of Amendment dated March 31, 2008 to the             (15)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

      (r)   (i)   Form of Participation Agreement dated April 30, 1997 by   (5)
                  and among Great American Reserve Insurance Company,
                  Strong Variable Insurance Funds, Inc., Strong Special
                  Fund II, Inc, Strong Capital Management, Inc. and Strong
                  Funds Distributors, Inc.

            (ii)  Form of Amendment dated December 11, 1997 to              (5)
                  Participation Agreement dated April 30,

                  1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

            (iii) Form of Amendment dated December 14. 1999 to              (5)
                  Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                  Variable Insurance Funds, Inc., Strong Opportunity Fund
                  II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

            (iv)  Form of Amendment dated March 1, 2001 to Participation    (5)
                  Agreement dated April 30, 1997 by and among Conseco
                  Variable Insurance Company, Strong Variable Insurance
                  Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                  Capital Management, Inc. and Strong Investments, Inc.

            (v)   Form of Amendments dated December 2, 2003 and April5,     (1)
                  2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                  Variable Insurance Funds, Inc., Strong Opportunity Fund
                  II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

      (s)   (i)   Form of Participation Agreement dated May 1, 2003 with    (8)
                  by and among Third Avenue Management LLC and Jefferson
                  National Life Insurance Company.

            (ii)  Form of Amendment dated April 6, 2004 to the              (1)
                  Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National
                  Life Insurance Company.

      (t)   (i)   Form of Participation Agreement dated February 29, 2000   (5)
                  by and among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

            (ii)  Form of Amendment dated January 31, 2001 to               (5)
                  Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

            (iii) Form of Amendment dated January 31, 2001 to               (5)
                  Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

            (iv)  Form of Amendment dated May 1, 2003 to Participation      (8)
                  Agreement dated March 1, 1995 by and among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates
                  Corporation and Jefferson National Life Insurance
                  Company.

            (v)   Form of Amendment dated May 1, 2010 to Participation      (17)
                  Agreement dated March 1, 1995 by and among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates
                  Corporation and Jefferson National Life Insurance
                  Company.

      (u)   (i)   Form of Participation Agreement between Jefferson         (1)
                  National Life Insurance Company, Bisys Fund Services LP,
                  Choice Investment Management Variable Insurance funds dated May 1, 2003.

            (ii)  Form of Amendment dated 2004 to the Participation         (1)
                  Agreement between Jefferson National Life Insurance
                  Company, Bisys Fund Services LP, Choice Investment
                  Management Variable Insurance funds dated May 1, 2003.

      (v)   (i)   Form of Participation Agreement between Jefferson         (11)
                  National Life Insurance Company, Wells Fargo Funds
                  Distributor, LLC and Wells Fargo Variable Trust date
                  April 8, 2005.

            (ii)  Form of Amendment dated May 1, 2006 to Participation      (13)
                  Agreement between Jefferson National Life Insurance
                  Company, Wells Fargo Funds Distributor, LLC and Wells
                  Fargo Variable Trust dated April 8, 2005.

            (iii) Form of Amendment dated May 1, 2008 to Participation      (15)
                  Agreement between Jefferson

                  National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

      (w)   (i)   Form of Participation Agreement between Jefferson         (11)
                  National Life Insurance Company, Rafferty Asset
                  Management, LLC and Potomac Insurance Trust dated May 1,
                  2005.

            (ii)  Form of Amendment dated May 1, 2006 to Participation      (13)
                  Agreement between Jefferson National Life Insurance
                  Company, Rafferty Asset Management, LLC and Potomac
                  Insurance Trust dated May 1, 2005.

            (iii) Form of Amendment dated May 1, 2008 to Participation      (15)
                  Agreement between Jefferson National Life Insurance
                  Company, Rafferty Asset Management, LLC and Direxion
                  Insurance Trust dated May 1, 2005.

      (x)   (i)   Form of Participation Agreement between Jefferson         (13)
                  National Life Insurance Company, Alliance Capital
                  Management L.P. and AllianceBernstein Investment
                  Research and Management, Inc. dated May 1, 2006.

            (ii)  Form of Amendment dated March 1, 2008 to Form of          (15)
                  Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
                  AllianceBernstein Investments, Inc. dated May 1, 2006.

      (y)   (i)   Form of Participation Agreement between Northern Lights   (14)
                  Variable Trust and Jefferson National Life Insurance
                  Company dated May 1, 2007

            (ii) Form of Amended Participation Agreement between Northern (15) Lights Variable Trust and Jefferson National Life
                  Insurance Company dated March 18, 2008.

      (z)   (i)   Form of Participation Agreement among Jefferson National  (17)
                  Life Insurance Company, Federated Insurance Series and
                  Federated Securities Corp. dated March, 2010.

(9)               Opinion and Consent of Counsel.                           (17)

(10)              Consent of Independent Registered Public Accounting       (17)
                  Firm.

(11)              Financial Statements omitted from Item 23 above.          N/A

(12)              Initial Capitalization Agreement.                         N/A

(13)  (a)   (i)   Powers of Attorney                                        (1)

            (ii)  Powers of Attorney - Laurence Greenberg                   (12)

            (iii) Powers of Attorney - Robert Jefferson                     (13)

            (iv)  Powers of Attorney - for Joseph F. Vap                    (16)

            (v)   Powers of Attorney - Mitchell H. Caplan                   (17)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0t 0 0 000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003582).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 19 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002105).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 20 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2009 (Accession Number 0000891092-09-001690).

(17) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                    POSITIONS AND OFFICES WITH DEPOSITOR
David A. Smilow                         Director, Chairman of the Board
Tracey Hecht Smilow                     Director
Mitchell H. Caplan                      Director, Chief Executive Officer
Laurence P. Greenberg                   Director, President
Craig A. Hawley (1)                     General Counsel and Secretary
Arlen Gelbard                           Chief Administrative Officer
David Lau (1)                           Chief Operating Officer
Jeff Fritsche                           Tax Director
Michael Girouard                        Chief Investment Officer
Joseph Vap (1)                          Chief Financial Officer and Treasurer
Dean C. Kehler (2)                      Director
Robert Jefferson (3)                    Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

--------------------  -------------------  ---------------------
 Smilow & Hecht have                       Series A, A-2, B, C
more than 70% voting      Inviva, Inc.       and D Convertible
   control through       Management and    Preferred Stock (see
  Inviva, LLC (see    Employees (see note  notes 3, 4, 5 and 6
    note 1 below)           2 below)              below)
--------------------  -------------------  ---------------------
        |                      |                     |
        |                      |                     |
      --------------------------------------------------     ------------  --------------  ---------------  ------------  --------
                        Inviva, Inc.
           (owns 100% of JNF Holding Company, Inc.             JNFC ESOP   Inviva, L.L.C.  Trimaran Inviva   M. Caplan &
                and 10.72% of JNFC directly,                 (owns 11.41%   (owns 16.71%      TRPS, LLC       Highroad     Others
             therefore, directly and indirectly,               of JNFC)       of JNFC)      (owns 16.71%    Partners (7)    7.53%
                    owns 42.88% of JNFC)                                                      of JNFC)          4.76%
      --------------------------------------------------     ------------  --------------  ---------------  ------------  --------
                 |                      |                          |              |               |               |           |
                 |                      |                          |              |               |               |          /
           -------------                |                          |              |               |               |         /
            JNF Holding                 |                          |              |               |               |        /
           Company, Inc.                |                          |              |               |               |       /
           (owns 32.16%                 |                          |              |               |               |      /
             of JNFC)                   |                          |              |               |               |     /
           -------------                |                          |              |               |               |    /
                 |                      |                          |              |               |               |   /
                 |                      |                          |              |               |               |  /
----------------------------------------------------------------------------------------------------------------------   ----------
                         Jefferson National Financial Corp. ("JNFC") (DE)                                                 225, LLC.
                                        (owns 100% of JNL)                                                                   (DE)

----------------------------------------------------------------------------------------------------------------------   ----------
          |                       |                       |                 |                  |                   |          |
          |                       |                       |                 |                  |                   |62.5%     |
          |                       |                       |                 |                  |                   |          |37.5%
----------------------  -----------------------  ------------------  ---------------  -------------------  -----------------  |
  Jefferson National    Jefferson National Life  JNF Advisors, Inc.     JNF Asset         JNF Insurance    148 Advisors, LLC  |
Securities Corporation      Insurance Company           (DE)         Management, LLC  Services, Inc. (DE)        (DE)       __|
         (DE)                 ("JNL") (TX)                                (DE)
----------------------  -----------------------  ------------------  ---------------  -------------------  -----------------
                                  |
                                  |
                          ----------------
                          JNL Bermuda, LLC
                                (DE)
                          ----------------

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred (together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding Company, Inc.

(7) In addition, Highroad LLC and Mr. Caplan own 100% of the JNFC Series A Convertible Preferred which is non-voting (except for the right to elect one of the six board members upon receipt of regulatory approval), but converts into JNFC common shares upon receipt of prior regulatory approval, if required.


ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 15, 2010, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 9,764 of which 9,375 were qualified contracts and 389 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                              POSITIONS AND OFFICES

Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Jon Hurd**                              Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

** The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c) JNSC retains no compensation or commissions from the registrant.

                                              COMPENSATION
                          NET UNDERWRITING    ON REDEMPTION
 NAME OF PRINCIPAL         DISCOUNTS AND           OR           BROKERAGE
    UNDERWRITER             COMMISSIONS       ANNUITIZATION    COMMISSIONS    COMPENSATION
Jefferson National             None               None            None            None
Securities Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 21 and 21 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 23rd day of April, 2010.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Mitchell H Caplan *
Name:  Mitchell H. Caplan
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                               TITLE                      DATE

/s/ David A. Smilow*           Chairman of the Board                    4/23/10
Name: David Smilow

/s/ Tracey Hecht Smilow*       Director                                 4/23/10
Name:  Tracey Hecht Smilow

/s/ Mitchell H. Caplan*        Director, Chief Executive Officer        04/23/10
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*     Director, President                      4/23/10
Name: Laurence Greenberg

/s/ Joseph F.  Vap*            Chief Financial Officer and Treasurer    4/23/10
Name: Joseph F. Vap

/s/ Dean C. Kehler*            Director                                 4/23/10
Name: Dean C. Kehler

/s/ Robert Jefferson*          Director                                 4/23/10
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                  4/23/10
Attorney in Fact

                                 EXHIBIT INDEX

(8)   (o)   (vi)  Form of Amendment dated March 15, 2010 to the Form of
                  Participation Agreement dated March 24, 2000 by and among
                  Jefferson National Life Insurance Company, RYDEX Variable
                  Trust and Rydex Distributors, Inc.

      (t)   (v)   Form of Amendment dated March 15, 2010 to Participation
                  Agreement dated March 1, 1995 by and among Van Eck Worldwide
                  Insurance Trust, Van Eck Associates Corporation and Jefferson
                  National Life Insurance Company.

      (z)   (i)   Form of Participation Agreement among Jefferson National Life
                  Insurance Company, Federated Insurance Series and Federated
                  Securities Corp. dated March, 2010.

(9)               Opinion and Consent of Counsel.

(10)              Consent of Independent Registered Public Accounting Firm.

(13)  (a)   (v)   Powers of Attorney - Mitchell H. Caplan